     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007.

                                                              FILE NO. 333-67373

                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 26                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

INDIVIDUAL VARIABLE LIFE CONTRACTS - THE REGISTRANT HAS REGISTERED AN INDEFINITE
  AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF
                               1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG VARIABLE LIFE LAST SURVIVOR II


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE
AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series
I of Stag Variable Life Last Survivor II variable life insurance policy
(policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance
Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.
Some policy features may not be available in some states.



Stag Variable Life Last Survivor II is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:


X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Harford Life and Annuity Insurance Company                                   7
ABOUT US                                                                      18
  The Insurance Companies                                                     18
  The Separate Accounts                                                       18
  The Funds                                                                   18
CHARGES AND DEDUCTIONS                                                        25
YOUR POLICY                                                                   27
PREMIUMS                                                                      35
DEATH BENEFITS AND POLICY VALUES                                              37
MAKING WITHDRAWALS FROM YOUR POLICY                                           38
LOANS                                                                         38
LAPSE AND REINSTATEMENT                                                       39
FEDERAL TAX CONSIDERATIONS                                                    40
LEGAL PROCEEDINGS                                                             45
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        46
FINANCIAL STATEMENTS                                                          46
GLOSSARY OF SPECIAL TERMS                                                     47
WHERE YOU CAN FIND MORE INFORMATION                                           48
STATEMENT OF ADDITIONAL INFORMATION

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount will be covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is specified in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of your Policy," below). Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase

4

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the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2 ). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit gurantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     8% of each premium payment
(1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.115 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female preferred non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $111.3595 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male standard nicotine.
                      the first nine policy years.              Charge for a representative insured
                                                                $15.7864 per $1,000 of the initial Face Amount in the first year for a 65-year-old male preferred standard non-nicotine and a 65-year-old female standard non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (3)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000 of
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.

(1) The maximum Front-end Sales Load is 8.0% of each premium payment in Policy Years 1 through 3 and 4.0% of each premium payment in Policy Years 4 and later.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(3)  This fee will not be less than $500 or more than $3,000.


*   Not currently being assessed.

6

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (2)                                                     $0.0001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0068 per $1,000 of the net amount at risk for a 59-year-old male standard non-nicotine and a 56-year-old female standard non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
both (a) and (b))                                               (b) $2.172 per $1,000 of initial Face Amount (deducted on a monthly
(2)                                                             basis at a rate of $0.181 per month) during the first year for two
                                                                20-year old female preferred non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
                                                                (b) $13.26 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.105 per month) during the first year for two
                                                                85-year old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus.
                                                                (b) $3.552 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.296 per month) during the first year for a
                                                                59-year-old male standard non-nicotine and a 56-year old female standard non-nicotine.
Administrative        Monthly.                                                       $24.16 per month in Year 1
Charge                                                                              $7.50 per month in Years 2+
Loan Interest Rate    Monthly if you have taken a loan on your  5.5% annually
(4)                   policy


   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (2)                                                       $0.0209 per $1000 of Face Amount for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $1.47101 per $1000 of Face Amount for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0277 per $1000 of Face Amount for a 59-year-old male standard non-nicotine and a 56-year-old female standard non-nicotine in the first year.
Single Life Yearly    Monthly.                                  Minimum Charge
Renewable Term Life                                             $0.084167 per $1,000 of Face Amount for a 20-year-old female
Insurance Rider (2)                                             preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of Face Amount for an 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $1.004167 per $1,000 of Face Amount for a 59-year-old male standard non-nicotine in the first year.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(4) During policy years 1 - 10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.



TRANSACTION FEES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     6% of each premium payment in all policy years.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.1465 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female preferred non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $38.42904 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male smokers.
                      the first nine policy years.              Charge for representative insured
                                                                $17.3824 per $1,000 of the initial Face Amount in the first year for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine.
Face Amount Increase  Each Month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (2)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2)  This fee will not be less than $500 or more than $3,000.



*   Not currently being assessed.

8

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0073 per $1,000 of the net amount at risk for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
both (a) and (b)).                                              (b) $1.92 per $1,000 of initial Face Amount (deducted on a monthly
(1)                                                             basis at a rate of $0.16 per month) during the first year for two
                                                                20-year-old female preferred non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                (b) $17.40 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.45 per month) during the first year for two
                                                                85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                (b) $4.236 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3530 per month) during the first year for a
                                                                59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine.
Administrative        Monthly.                                  $30 per month
Charge (2)
Loan Interest Rate    Monthly if you have taken a loan on your  5.5% annually
(3)                   policy.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2) The maximum Administrative Charge is $30.00 per month in years 1 through 5, and $10.00 per month in years 6 and later. In New Jersey, the maximum Administrative Charge is $30.00 per month in all years.



(3) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later, the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Last Survivor Yearly  Monthly.                                             Minimum Charge
Renewable Term                                                             $0.0001 per $1,000 of the net amount at risk for
Insurance Rider (1)                                                        two 20-year-old female preferred non-nicotine in
                                                                           the first year.
                                                                           Maximum Charge
                                                                           $2.3245 per $1,000 of the net amount at risk for
                                                                           two 85-year-old male nicotine in the first year.
                                                                           Charge for a representative insured
                                                                           $0.0073 per $1,000 of the net amount at risk for a
                                                                           59-year-old male standard non-nicotine and a
                                                                           65-year-old female standard non-nicotine in the
                                                                           first year.
Estate Protection     Monthly.                                             Monthly. Minimum Charge
Rider (1)                                                                  $0.0209 per $1,000 of Face Amount for two
                                                                           20-year-old female preferred nicotine in the first
                                                                           year.
                                                                           Maximum Charge
                                                                           $0.743699 per $1,000 of Face Amount for two
                                                                           85-year-old male nicotine in the first year.
                                                                           Charge for a representative insured
                                                                           $0.028199 per $1,000 of Face Amount for a
                                                                           59-year-old male standard non-nicotine and a
                                                                           57-year-old female standard non-nicotine in the
                                                                           first year.
Single Life Yearly    Monthly.                                             Minimum Charge
Renewable Term Life                                                        $0.084167 per $1,000 of Face Amount for a
Insurance Rider (1)                                                        20-year-old female preferred non-nicotine in the
                                                                           first year.
                                                                           Maximum Charge
                                                                           $14.953333 per $1,000 of Face Amount for a
                                                                           85-year-old male nicotine in the first year.
                                                                           Charge for a representative insured
                                                                           $1.004167 per $1,000 of Face Amount for a
                                                                           59-year-old male standard non-nicotine in the first
                                                                           year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.34%              1.48%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]

10

-------------------------------------------------------------------------------

                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.


                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)


                                       DISTRIBUTION                            ACQUIRED
                                          AND/OR                                 FUND
                     MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------
AIM VARIABLE
 INSURANCE FUNDS
AIM V.I. Capital
 Appreciation
 Fund --Series I         0.61%                N/A              0.30%              0.00%
AIM V.I. Capital
 Development
 Fund --Series I         0.75%                N/A              0.34%              0.01%
AIM V.I. Core
 Equity Fund --
 Series I                0.61%                N/A              0.28%              0.02%
AIM V.I. Mid Cap
 Core Equity
 Fund -- Series
 I                       0.72%                N/A              0.32%              0.02%
AIM V.I. Small
 Cap Equity Fund
 -- Series I             0.75%                N/A              0.53%              0.01%
ALLIANCEBERNSTEIN
 VARIABLE
 PRODUCTS SERIES
 FUND, INC.
AllianceBernstein VPS
 International
 Growth
 Portfolio --
 Class B*                0.75%              0.25%              0.48%                N/A
AllianceBernstein VPS
 International
 Value Portfolio
 -- Class B*             0.75%              0.25%              0.10%                N/A
AllianceBernstein VPS
 Small/Mid Cap
 Value Portfolio
 -- Class B*             0.75%              0.25%              0.11%                N/A
AMERICAN FUNDS
 INSURANCE
 SERIES
American Funds
 Asset
 Allocation Fund
 -- Class 2*             0.32%              0.25%              0.01%                N/A
American Funds
 Blue Chip
 Income and
 Growth Fund --
 Class 2*                0.42%              0.25%              0.01%                N/A
American Funds
 Bond Fund --
 Class 2*                0.41%              0.25%              0.01%                N/A
American Funds
 Global Growth
 Fund -- Class
 2*                      0.55%              0.25%              0.03%                N/A
American Funds
 Global Small
 Capitalization
 Fund -- Class
 2*                      0.72%              0.25%              0.05%                N/A

                        TOTAL          CONTRACTUAL FEE        NET TOTAL
                       ANNUAL              WAIVER               ANNUAL
                      OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:      EXPENSES          REIMBURSEMENT          EXPENSES
----------------  ----------------------------------------------------------
AIM VARIABLE
 INSURANCE FUNDS
AIM V.I. Capital
 Appreciation
 Fund --Series I         0.91%                 N/A               0.91%  (1)
AIM V.I. Capital
 Development
 Fund --Series I         1.10%               0.01%               1.09%  (2)
AIM V.I. Core
 Equity Fund --
 Series I                0.91%                 N/A               0.91%  (3)
AIM V.I. Mid Cap
 Core Equity
 Fund -- Series
 I                       1.06%                 N/A               1.06%  (4)
AIM V.I. Small
 Cap Equity Fund
 -- Series I             1.29%               0.13%               1.16%  (5)
ALLIANCEBERNSTEI
 VARIABLE
 PRODUCTS SERIES
 FUND, INC.
AllianceBernstei
 International
 Growth
 Portfolio --
 Class B*                1.48%                 N/A               1.48%
AllianceBernstei
 International
 Value Portfolio
 -- Class B*             1.10%                 N/A               1.10%
AllianceBernstei
 Small/Mid Cap
 Value Portfolio
 -- Class B*             1.11%                 N/A               1.11%
AMERICAN FUNDS
 INSURANCE
 SERIES
American Funds
 Asset
 Allocation Fund
 -- Class 2*             0.58%                 N/A               0.58%  (6)
American Funds
 Blue Chip
 Income and
 Growth Fund --
 Class 2*                0.68%                 N/A               0.68%  (6)
American Funds
 Bond Fund --
 Class 2*                0.67%                 N/A               0.67%  (6)
American Funds
 Global Growth
 Fund -- Class
 2*                      0.83%                 N/A               0.83%  (6)
American Funds
 Global Small
 Capitalization
 Fund -- Class
 2*                      1.02%                 N/A               1.02%  (6)

-------------------------------------------------------------------------------


                                       DISTRIBUTION                            ACQUIRED
                                          AND/OR                                 FUND
                     MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------
American Funds
 Growth Fund --
 Class 2*                0.32%              0.25%              0.02%                N/A
American Funds
 Growth-Income
 Fund -- Class
 2*                      0.27%              0.25%              0.01%                N/A
American Funds
 International
 Fund --Class 2*         0.50%              0.25%              0.04%                N/A
American Funds
 New World Fund
 -- Class 2*             0.81%              0.25%              0.07%                N/A
FIDELITY
 VARIABLE
 INSURANCE
 PRODUCTS FUNDS
Fidelity VIP
 Asset Manager
 Portfolio --
 Initial Class           0.52%                N/A              0.13%                N/A
Fidelity VIP
 Contrafund(R)
 Portfolio --
 Service Class
 2*                      0.57%              0.25%              0.09%                N/A
Fidelity VIP
 Equity-Income
 Portfolio --
 Initial Class           0.47%                N/A              0.10%                N/A
Fidelity VIP
 Equity-Income
 Portfolio --
 Service Class
 2*                      0.47%              0.25%              0.10%                N/A
Fidelity VIP Mid
 Cap Portfolio
 -- Service
 Class 2*                0.57%              0.25%              0.11%                N/A
Fidelity VIP
 Overseas
 Portfolio --
 Initial Class           0.72%                N/A              0.16%                N/A
FRANKLIN
 TEMPLETON
 VARIABLE
 INSURANCE
 PRODUCTS TRUST
Franklin Income
 Securities Fund
 -- Class 2*             0.46%              0.25%              0.01%                N/A
Franklin Small
 Cap Value
 Securities Fund
 -- Class 2*             0.51%              0.25%              0.20%                N/A
Mutual Discovery
 Securities Fund
 -- Class 2*             0.80%              0.25%              0.23%                N/A
Mutual Shares
 Securities Fund
 -- Class 2*             0.60%              0.25%              0.21%                N/A
Templeton Global
 Income
 Securities Fund
 -- Class 2*             0.56%              0.25%              0.16%                N/A
Templeton Growth
 Securities Fund
 -- Class 2*             0.74%              0.25%              0.04%                N/A
HARTFORD HLS
 SERIES FUND II,
 INC.
Hartford Growth
 Opportunities
 HLS Fund - -
 Class IA                0.61%                N/A              0.04%                N/A
Hartford Value
 Opportunities
 HLS Fund - -
 Class IA                0.62%                N/A              0.02%                N/A
HARTFORD SERIES
 FUND, INC.
Hartford
 Advisers HLS
 Fund -- Class
 IA                      0.60%                N/A              0.04%                N/A
Hartford Capital
 Appreciation
 HLS Fund --
 Class IA                0.63%                N/A              0.04%                N/A
Hartford
 Disciplined
 Equity HLS Fund
 -- Class IA             0.68%                N/A              0.04%                N/A

                        TOTAL          CONTRACTUAL FEE        NET TOTAL
                       ANNUAL              WAIVER               ANNUAL
                      OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:      EXPENSES          REIMBURSEMENT          EXPENSES
----------------  ----------------------------------------------------------
American Funds
 Growth Fund --
 Class 2*                0.59%                 N/A               0.59%  (6)
American Funds
 Growth-Income
 Fund -- Class
 2*                      0.53%                 N/A               0.53%  (6)
American Funds
 International
 Fund --Class 2*         0.79%                 N/A               0.79%  (6)
American Funds
 New World Fund
 -- Class 2*             1.13%               0.00%               1.13%  (6)
FIDELITY
 VARIABLE
 INSURANCE
 PRODUCTS FUNDS
Fidelity VIP
 Asset Manager
 Portfolio --
 Initial Class           0.65%                 N/A               0.65%  (7)
Fidelity VIP
 Contrafund(R)
 Portfolio --
 Service Class
 2*                      0.91%                 N/A               0.91%  (8)
Fidelity VIP
 Equity-Income
 Portfolio --
 Initial Class           0.57%                 N/A               0.57%  (7)
Fidelity VIP
 Equity-Income
 Portfolio --
 Service Class
 2*                      0.82%                 N/A               0.82%  (8)
Fidelity VIP Mid
 Cap Portfolio
 -- Service
 Class 2*                0.93%                 N/A               0.93%  (8)
Fidelity VIP
 Overseas
 Portfolio --
 Initial Class           0.88%                 N/A               0.88%  (7)
FRANKLIN
 TEMPLETON
 VARIABLE
 INSURANCE
 PRODUCTS TRUST
Franklin Income
 Securities Fund
 -- Class 2*             0.72%                 N/A               0.72%  (9)
Franklin Small
 Cap Value
 Securities Fund
 -- Class 2*             0.96%                 N/A               0.96%  (10)
Mutual Discovery
 Securities Fund
 -- Class 2*             1.28%                 N/A               1.28%
Mutual Shares
 Securities Fund
 -- Class 2*             1.06%                 N/A               1.06%
Templeton Global
 Income
 Securities Fund
 -- Class 2*             0.97%                 N/A               0.97%  (11)
Templeton Growth
 Securities Fund
 -- Class 2*             1.03%                 N/A               1.03%  (12)
HARTFORD HLS
 SERIES FUND II,
 INC.
Hartford Growth
 Opportunities
 HLS Fund - -
 Class IA                0.65%                 N/A               0.65%
Hartford Value
 Opportunities
 HLS Fund - -
 Class IA                0.64%                 N/A               0.64%
HARTFORD SERIES
 FUND, INC.
Hartford
 Advisers HLS
 Fund -- Class
 IA                      0.64%                 N/A               0.64%
Hartford Capital
 Appreciation
 HLS Fund --
 Class IA                0.67%                 N/A               0.67%
Hartford
 Disciplined
 Equity HLS Fund
 -- Class IA             0.72%                 N/A               0.72%

12

-------------------------------------------------------------------------------


                                       DISTRIBUTION                            ACQUIRED
                                          AND/OR                                 FUND
                     MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------
Hartford
 Dividend and
 Growth HLS Fund
 --Class IA              0.64%                N/A              0.03%                N/A
Hartford Global
 Advisers HLS
 Fund -- Class
 IA                      0.76%                N/A              0.06%                N/A
Hartford Global
 Leaders HLS
 Fund -- Class
 IA                      0.70%                N/A              0.06%                N/A
Hartford Global
 Technology HLS
 Fund --Class IA         0.85%                N/A              0.11%                N/A
Hartford Index
 HLS Fund --
 Class IA                0.30%                N/A              0.04%                N/A
Hartford
 International
 Opportunities
 HLS Fund - -
 Class IA                0.67%                N/A              0.08%                N/A
Hartford
 International
 Small Company
 HLS Fund --
 Class IA                0.84%                N/A              0.09%                N/A
Hartford MidCap
 HLS Fund --
 Class IA                0.66%                N/A              0.02%                N/A
Hartford MidCap
 Value HLS Fund
 -- Class IA             0.75%                N/A              0.03%                N/A
Hartford Money
 Market HLS Fund
 -- Class IA             0.45%                N/A              0.03%                N/A
Hartford
 Mortgage
 Securities HLS
 Fund --Class IA         0.45%                N/A              0.04%                N/A
Hartford Small
 Company HLS
 Fund -- Class
 IA                      0.68%                N/A              0.04%                N/A
Hartford Stock
 HLS Fund - -
 Class IA                0.46%                N/A              0.03%                N/A
Hartford Total
 Return Bond HLS
 Fund -- Class
 IA                      0.46%                N/A              0.04%                N/A
LORD ABBETT
 SERIES FUND,
 INC.
Lord Abbett
 America's Value
 Portfolio --
 Class VC                0.75%                N/A              0.52%                N/A
Lord Abbett
 Growth and
 Income
 Portfolio --
 Class VC                0.48%                N/A              0.39%                N/A
MFS(R) VARIABLE
 INSURANCE TRUST
MFS(R) Investors
 Trust Series --
 Initial Class           0.75%                N/A              0.11%                N/A
MFS(R) New
 Discovery
 Series --
 Initial Class           0.90%                N/A              0.13%                N/A
MFS(R) Total
 Return Series
 -- Initial
 Class                   0.75%                N/A              0.10%                N/A
OPPENHEIMER
 VARIABLE
 ACCOUNT FUNDS
Oppenheimer
 Capital
 Appreciation
 Fund/VA --
 Service Shares*         0.64%              0.25%              0.03%                N/A

                        TOTAL          CONTRACTUAL FEE        NET TOTAL
                       ANNUAL              WAIVER               ANNUAL
                      OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:      EXPENSES          REIMBURSEMENT          EXPENSES
----------------  ----------------------------------------------------------
Hartford
 Dividend and
 Growth HLS Fund
 --Class IA              0.67%                 N/A               0.67%
Hartford Global
 Advisers HLS
 Fund -- Class
 IA                      0.82%                 N/A               0.82%
Hartford Global
 Leaders HLS
 Fund -- Class
 IA                      0.76%                 N/A               0.76%
Hartford Global
 Technology HLS
 Fund --Class IA         0.96%                 N/A               0.96%
Hartford Index
 HLS Fund --
 Class IA                0.34%                 N/A               0.34%
Hartford
 International
 Opportunities
 HLS Fund - -
 Class IA                0.75%                 N/A               0.75%
Hartford
 International
 Small Company
 HLS Fund --
 Class IA                0.93%                 N/A               0.93%
Hartford MidCap
 HLS Fund --
 Class IA                0.68%                 N/A               0.68%
Hartford MidCap
 Value HLS Fund
 -- Class IA             0.78%                 N/A               0.78%
Hartford Money
 Market HLS Fund
 -- Class IA             0.48%                 N/A               0.48%  (13)
Hartford
 Mortgage
 Securities HLS
 Fund --Class IA         0.49%                 N/A               0.49%
Hartford Small
 Company HLS
 Fund -- Class
 IA                      0.72%                 N/A               0.72%
Hartford Stock
 HLS Fund - -
 Class IA                0.49%                 N/A               0.49%
Hartford Total
 Return Bond HLS
 Fund -- Class
 IA                      0.50%                 N/A               0.50%
LORD ABBETT
 SERIES FUND,
 INC.
Lord Abbett
 America's Value
 Portfolio --
 Class VC                1.27%               0.12%               1.15%  (14)
Lord Abbett
 Growth and
 Income
 Portfolio --
 Class VC                0.87%                 N/A               0.87%  (14)
MFS(R) VARIABLE
 INSURANCE TRUST
MFS(R) Investors
 Trust Series --
 Initial Class           0.86%                 N/A               0.86%  (15)
MFS(R) New
 Discovery
 Series --
 Initial Class           1.03%                 N/A               1.03%  (15)
MFS(R) Total
 Return Series
 -- Initial
 Class                   0.85%               0.02%               0.83%  (16)
OPPENHEIMER
 VARIABLE
 ACCOUNT FUNDS
Oppenheimer
 Capital
 Appreciation
 Fund/VA --
 Service Shares*         0.92%                 N/A               0.92%  (17)

-------------------------------------------------------------------------------


                                       DISTRIBUTION                            ACQUIRED
                                          AND/OR                                 FUND
                     MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------
Oppenheimer
 Global
 Securities
 Fund/VA --
 Service Shares*         0.62%              0.25%              0.04%                N/A
Oppenheimer Main
 Street
 Fund(R)/VA --
 Service Shares*         0.64%              0.25%              0.02%                N/A
PUTNAM VARIABLE
 TRUST
Putnam VT
 Capital
 Opportunities
 Fund --Class
 IB*                     0.65%              0.25%              0.42%                N/A
Putnam VT
 Diversified
 Income Fund --
 Class IA                0.70%                N/A              0.15%              0.02%
Putnam VT Equity
 Income Fund --
 Class IB*               0.65%              0.25%              0.15%                N/A
Putnam VT Global
 Asset
 Allocation Fund
 -- Class IA             0.70%                N/A              0.22%              0.01%
Putnam VT Global
 Equity Fund --
 Class IA                0.78%                N/A              0.17%                N/A
Putnam VT Growth
 and Income Fund
 -- Class IA             0.49%                N/A              0.06%                N/A
Putnam VT Health
 Sciences Fund
 -- Class IA             0.70%                N/A              0.15%                N/A
Putnam VT High
 Yield Fund --
 Class IA                0.68%                N/A              0.12%              0.01%
Putnam VT Income
 Fund - - Class
 IA                      0.61%                N/A              0.12%              0.03%
Putnam VT
 International
 Equity Fund --
 Class IA                0.74%                N/A              0.19%                N/A
Putnam VT
 International
 Growth and
 Income Fund --
 Class IA                0.80%                N/A              0.23%                N/A
Putnam VT
 International
 New
 Opportunities
 Fund - - Class
 IA                      1.00%                N/A              0.24%                N/A
Putnam VT
 Investors Fund
 -- Class IA             0.65%                N/A              0.12%                N/A
Putnam VT Money
 Market Fund --
 Class IA                0.45%                N/A              0.12%                N/A
Putnam VT New
 Opportunities
 Fund --Class IA         0.62%                N/A              0.09%                N/A
Putnam VT New
 Value Fund --
 Class IA                0.68%                N/A              0.09%                N/A
Putnam VT OTC &
 Emerging Growth
 Fund --Class IA         0.70%                N/A              0.24%                N/A
Putnam VT Small
 Cap Value Fund
 -- Class IB*            0.76%              0.25%              0.09%                N/A
Putnam VT The
 George Putnam
 Fund of Boston
 --Class IA              0.63%                N/A              0.11%              0.01%
Putnam VT
 Utilities
 Growth and
 Income Fund --
 Class IA                0.70%                N/A              0.17%                N/A

                        TOTAL          CONTRACTUAL FEE        NET TOTAL
                       ANNUAL              WAIVER               ANNUAL
                      OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:      EXPENSES          REIMBURSEMENT          EXPENSES
----------------  ----------------------------------------------------------
Oppenheimer
 Global
 Securities
 Fund/VA --
 Service Shares*         0.91%                 N/A               0.91%  (18)
Oppenheimer Main
 Street
 Fund(R)/VA --
 Service Shares*         0.91%                 N/A               0.91%  (19)
PUTNAM VARIABLE
 TRUST
Putnam VT
 Capital
 Opportunities
 Fund --Class
 IB*                     1.32%                 N/A               1.32%
Putnam VT
 Diversified
 Income Fund --
 Class IA                0.87%                 N/A               0.87%
Putnam VT Equity
 Income Fund --
 Class IB*               1.05%                 N/A               1.05%
Putnam VT Global
 Asset
 Allocation Fund
 -- Class IA             0.93%                 N/A               0.93%
Putnam VT Global
 Equity Fund --
 Class IA                0.95%                 N/A               0.95%
Putnam VT Growth
 and Income Fund
 -- Class IA             0.55%                 N/A               0.55%
Putnam VT Health
 Sciences Fund
 -- Class IA             0.85%                 N/A               0.85%
Putnam VT High
 Yield Fund --
 Class IA                0.81%                 N/A               0.81%
Putnam VT Income
 Fund - - Class
 IA                      0.76%                 N/A               0.76%
Putnam VT
 International
 Equity Fund --
 Class IA                0.93%                 N/A               0.93%
Putnam VT
 International
 Growth and
 Income Fund --
 Class IA                1.03%                 N/A               1.03%
Putnam VT
 International
 New
 Opportunities
 Fund - - Class
 IA                      1.24%                 N/A               1.24%
Putnam VT
 Investors Fund
 -- Class IA             0.77%                 N/A               0.77%
Putnam VT Money
 Market Fund --
 Class IA                0.57%                 N/A               0.57%
Putnam VT New
 Opportunities
 Fund --Class IA         0.71%                 N/A               0.71%
Putnam VT New
 Value Fund --
 Class IA                0.77%                 N/A               0.77%
Putnam VT OTC &
 Emerging Growth
 Fund --Class IA         0.94%                 N/A               0.94%
Putnam VT Small
 Cap Value Fund
 -- Class IB*            1.10%                 N/A               1.10%
Putnam VT The
 George Putnam
 Fund of Boston
 --Class IA              0.75%                 N/A               0.75%
Putnam VT
 Utilities
 Growth and
 Income Fund --
 Class IA                0.87%                 N/A               0.87%

14

-------------------------------------------------------------------------------


                                       DISTRIBUTION                            ACQUIRED
                                          AND/OR                                 FUND
                     MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND:         FEE               FEES             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------
Putnam VT Vista
 Fund --Class IA         0.65%                N/A              0.15%                N/A
Putnam VT
 Voyager Fund --
 Class IA                0.59%                N/A              0.07%                N/A
THE UNIVERSAL
 INSTITUTIONAL
 FUNDS, INC.
Van Kampen --
 UIF U.S. Mid
 Cap Value
 Portfolio - -
 Class II*               0.72%              0.35%              0.29%                N/A
VAN KAMPEN LIFE
 INVESTMENT
 TRUST
Van Kampen LIT
 Comstock
 Portfolio --
 Class II*               0.56%              0.25%              0.03%                N/A

                        TOTAL          CONTRACTUAL FEE        NET TOTAL
                       ANNUAL              WAIVER               ANNUAL
                      OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND:      EXPENSES          REIMBURSEMENT          EXPENSES
----------------  ----------------------------------------------------------
Putnam VT Vista
 Fund --Class IA         0.80%                 N/A               0.80%
Putnam VT
 Voyager Fund --
 Class IA                0.66%                 N/A               0.66%
THE UNIVERSAL
 INSTITUTIONAL
 FUNDS, INC.
Van Kampen --
 UIF U.S. Mid
 Cap Value
 Portfolio - -
 Class II*               1.36%                 N/A               1.36%  (20)
VAN KAMPEN LIFE
 INVESTMENT
 TRUST
Van Kampen LIT
 Comstock
 Portfolio --
 Class II*               0.84%                 N/A               0.84%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the

-------------------------------------------------------------------------------


     fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(3) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(6) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver.

16

-------------------------------------------------------------------------------


     Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Asset Manager Portfolio -- Initial Class: 0.63%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.65%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.56%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.67%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.81%. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(14) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(18) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

-------------------------------------------------------------------------------


     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(19) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(20) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

18

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ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (FORMERLY
AIM VARIABLE INSURANCE FUNDS, INC.)
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            A I M Advisors, Inc.
  SERIES I
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term growth of capital                  A I M Advisors, Inc.
  SERIES I
 AIM V.I. CORE EQUITY FUND -- SERIES I   Growth of capital                            A I M Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term growth of capital                  A I M Advisors, Inc.
  SERIES I

-------------------------------------------------------------------------------


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term growth of capital                  A I M Advisors, Inc.
  SERIES I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     High level of current income as is           Capital Research and Management Company
                                         consistent with the preservation of
                                         capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Long-term capital appreciation               Capital Research and Management Company
  2

20

-------------------------------------------------------------------------------


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP ASSET MANAGER PORTFOLIO    High total return                            Fidelity Management & Research Company
  -- INITIAL CLASS (1)
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO    Long-term capital appreciation               Fidelity Management & Research Company
  -- SERVICE CLASS 2
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- INITIAL CLASS (POLICIES ISSUED      potential for capital appreciation.
  PRIOR TO OCTOBER 3, 2005, WILL
  RECEIVE INITIAL CLASS SHARES)
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- SERVICE CLASS 2                     potential for capital appreciation.
 FIDELITY VIP MID CAP PORTFOLIO --       Long-term growth of capital                  Fidelity Management & Research Company
  SERVICE CLASS 2
 FIDELITY VIP OVERSEAS PORTFOLIO --      Long-term growth of capital                  Fidelity Management & Research Company
  INITIAL CLASS (1)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Maximize income while maintaining prospects  Franklin Advisers, Inc.
  CLASS 2                                for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES                                                  Franklin Advisory Services, LLC
  FUND -- CLASS 2
 MUTUAL DISCOVERY SECURITIES FUND --     Capital appreciation                         Franklin Mutual Advisers, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES      Seeks high current income, consistent with   Templeton Global Advisors Limited
  FUND -- CLASS 2                        preservation of capital, with capital        Sub-advised by Templeton Asset Management
                                         appreciation as a secondary consideration.   Ltd.
                                         The Fund normally invests mainly in debt
                                         securities of governments and their
                                         political subdivisions and agencies,
                                         supranational organizations and companies
                                         located anywhere in the world, including
                                         emerging markets.
 TEMPLETON GROWTH SECURITIES FUND --     Long-term capital growth                     Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP


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                                                                          21

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA (CLOSED TO ALL PREMIUM                                                  Sub-advised by Wellington Management
  PAYMENTS AND TRANSFERS OF ACCOUNT                                                   Company, LLP
  VALUE FOR ALL POLICIES ISSUED ON OR
  AFTER MAY 2, 2005. FUND WILL REMAIN
  AVAILABLE FOR INVESTMENT FOR POLICIES
  ISSUED MAY 1, 2005 AND BEFORE.)
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       HL Investment Advisors, LLC
  CLASS IA (1)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL LEADERS HLS FUND --     Growth of capital                            HL Investment Advisors, LLC
  CLASS IA (1)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL TECHNOLOGY HLS FUND --  Long-term capital appreciation               HL Investment Advisors, LLC
  CLASS IA (1)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA    Long-term growth of capital                  HL Investment Advisors, LLC
  (CLOSED TO ALL PREMIUM PAYMENTS AND                                                 Sub-advised by Wellington Management
  TRANSFERS OF ACCOUNT VALUE FOR ALL                                                  Company, LLP
  POLICIES ISSUED ON OR AFTER NOVEMBER
  1, 2003. FUND WILL REMAIN AVAILABLE
  FOR INVESTMENT FOR POLICIES ISSUED
  OCTOBER 31, 2003 AND BEFORE.)
 HARTFORD MIDCAP VALUE HLS FUND --       Long-term capital appreciation               HL Investment Advisors, LLC
  CLASS IA (CLOSED TO ALL PREMIUM                                                     Sub-advised by Wellington Management
  PAYMENTS AND TRANSFERS OF ACCOUNT                                                   Company, LLP
  VALUE FOR ALL POLICIES ISSUED ON OR
  AFTER AUGUST 2, 2004. FUND WILL
  REMAIN AVAILABLE FOR INVESTMENT FOR
  POLICIES ISSUED AUGUST 1, 2004 AND
  BEFORE.)
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company


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22

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS FUND   Maximum current income consistent with       HL Investment Advisors, LLC
  -- CLASS IA                            safety of principal and maintenance of       Sub-advised by Hartford Investment
                                         liquidity by investing primarily in          Management Company
                                         mortgage related securities
 HARTFORD SMALL COMPANY HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO   Current income and capital appreciation      Lord, Abbett & Co. LLC
  -- CLASS VC
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities, but which may be considered
                                         to be speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA (1)                           Management believes is consistent with       Sub-advised by Putnam Investments Limited
                                         preservation of capital


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                                                                          23

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  High level of long-term total return         Putnam Investment Management, LLC
  -- CLASS IA (1)                        consistent with preservation of capital
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Sub-advised by Putnam Investments Limited
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HEALTH SCIENCES FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA (1)
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with          Sub-advised by Putnam Investments Limited
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IA                                                                            Sub-advised by Putnam Investments Limited
 PUTNAM VT INTERNATIONAL GROWTH AND      Capital growth. Current income is a          Putnam Investment Management, LLC
  INCOME FUND -- CLASS IA (1)            secondary objective                          Sub-advised by Putnam Investments Limited
 PUTNAM VT INTERNATIONAL NEW             Long-term capital appreciation               Putnam Investment Management, LLC
  OPPORTUNITIES FUND -- CLASS IA (1)
 PUTNAM VT INVESTORS FUND -- CLASS IA    Long-term growth of capital and any          Putnam Investment Management, LLC
  (1)                                    increased income that results from this
                                         growth
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA (1)                                 Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT NEW VALUE FUND -- CLASS IA    Long-term capital appreciation               Putnam Investment Management, LLC
  (1)
 PUTNAM VT OTC & EMERGING GROWTH FUND    Capital appreciation                         Putnam Investment Management, LLC
  -- CLASS IA (1)
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA (1)                 diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 PUTNAM VT UTILITIES GROWTH AND INCOME   Capital growth and current income            Putnam Investment Management, LLC
  FUND -- CLASS IA (1)                                                                Sub-advised by Putnam Investments Limited
 PUTNAM VT VISTA FUND -- CLASS IA (1)    Capital appreciation                         Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Capital appreciation                         Putnam Investment Management, LLC

24

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  cycle of three to five years by investing
                                         primarily in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Capital growth and income through            Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.



(1)  Closed to new and subsequent premium payments and transfers of Account
     Value.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

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The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 6% of premium. The current sales load is 4% of premium.



PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

26

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ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.


MONTHLY ADMINISTRATIVE CHARGE



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.


MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

-   the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

-   the monthly mortality and expense risk rate per $1,000; multiplied by

-   the initial Face Amount; divided by

-   $1,000.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20 the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/121 of 0.75% per month. For years 11-20, the maximum rate is 1/12 of 0.60% per month and the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. After, the 20th policy year the current and maximum charge is 0.00% per month.

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During the first 10 years, the Face Amount mortality and expense risk rate per
$1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.


FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year. We determine the surrender charge by taking the percentage from the table below and multiplying that percentage by the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

     POLICY YEAR         PERCENTAGE
--------------------------------------
          1                   70%
          2                   70%
          3                   70%
          4                   60%
          5                   50%
          6                   40%
          7                   30%
          8                   20%
          9                   10%
    10 and after               0%

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the


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responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY: Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY: Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell


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to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.



For example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.



UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not


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  provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts

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to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.



OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.


- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.


- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.


LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee. (Hartford Life and Annuity Insurance Company Policies Only).


Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME


Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.


SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

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THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 45% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 13% of Target Premium and 2% on premiums above the Target Premium.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular

34

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arrangements between your Registered Representative and their Financial
Intermediary. We are not involved in determining your Registered
Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.


- In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



    - If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



    - If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



  These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



  In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.


ALLOCATION OF PREMIUM PAYMENTS.



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

36

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SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.



ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such

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determination will be made on the next succeeding date which is a Valuation Day.
Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

38

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UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

-   the percentage described below.

The percentage will be determined by:

-   subtracting the new Face Amount from the lowest previous Face Amount; and

-   dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds'

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is alive. The amount of your policy loan repayment will be deducted from the
Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                            INTEREST RATE
                          PORTION OF           CHARGED
 DURING POLICY YEARS     INDEBTEDNESS     EQUALS 3.5% PLUS:
-----------------------------------------------------------
        1-10                  All                2%
    11 and later           Preferred             0%
                         Non-Preferred           1%

LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.

GRACE PERIOD -- We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

-   the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee." The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

-   all riders will terminate;

-   the Death Benefit Option becomes Level;

-   The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

-   Any future scheduled increases in the Face Amount will be canceled.

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The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

Loss of the Death Benefit Guarantee at the end of the Death Benefit Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the Death Benefit Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always


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possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of


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taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract


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as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


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GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS


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Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or

46

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where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.



CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.



INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.



SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.


WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy.

48

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG VARIABLE LIFE LAST SURVIVOR II (SERIES I)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $13,189,894; 2005:
$9,465,571; and 2004: $13,133,876. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

                                     PART A

HARTFORD SELECT LEADERS LAST SURVIVOR


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Hartford Select Leaders Last Survivor is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:


X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-account options you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: American Funds Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust, Morgan Stanley Select Dimensions Series, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Hartford Life and Annuity Insurance Company                                  7
ABOUT US                                                                      14
  The Insurance Companies                                                     14
  The Separate Accounts                                                       14
  The Portfolios                                                              14
CHARGES AND DEDUCTIONS                                                        18
YOUR POLICY                                                                   20
PREMIUMS                                                                      27
DEATH BENEFITS AND POLICY VALUES                                              30
MAKING WITHDRAWALS FROM YOUR POLICY                                           31
LOANS                                                                         31
LAPSE AND REINSTATEMENT                                                       32
FEDERAL TAX CONSIDERATIONS                                                    33
LEGAL PROCEEDINGS                                                             38
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        39
FINANCIAL STATEMENTS                                                          39
GLOSSARY OF SPECIAL TERMS                                                     40
WHERE YOU CAN FIND MORE INFORMATION                                           41
STATEMENT OF ADDITIONAL INFORMATION

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount will be covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is specified in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 34 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of your Policy," below). Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase

4

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the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     8% of each premium payment
(1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.115 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female preferred non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $111.3595 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male standard nicotine.
                      the first nine policy years.              Charge for a representative insured
                                                                $13.38 per $1,000 of the initial Face Amount in the first year for a
                                                                54-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (3)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000 of
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.

(1) The maximum Front-end Sales Load is 8.0% of each premium payment in Policy Years 1 through 3 and 4.0% of each premium payment in Policy Years 4 and later.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(3)  This fee will not be less than $500 or more than $3,000.


*   Not currently being assessed.

6

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0032 per $1,000 of the net amount at risk for a 54-year-old male preferred non-nicotine and a 51-year-old female preferred
                                                                non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
both (a) and (b))                                               (b) $2.172 per $1,000 of initial Face Amount (deducted on a monthly
(1)                                                             basis at a rate of $0.181 per month) during the first year for two
                                                                20-year old female preferred non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
                                                                (b) $13.26 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.105 per month) during the first year for two
                                                                85-year old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
                                                                (b) $0.2630 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $6.82 per month) during the first year for a
                                                                54-year old male preferred non-nicotine and a 51-year old female preferred non-nicotine.
Administrative        Monthly.                                  $24.16 per month in Year 1
Charge                                                          $7.50 per month in Years 2+
Loan Interest Rate    Monthly, if you have taken a loan on      5.5% annually
(2)                   your policy



   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.0209 per $1000 of Face Amount for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $1.47101 per $1000 of Face Amount for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.023795 per $1000 of Face Amount for a 54-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine in the first year.
Single Life Yearly    Monthly.                                  Minimum Charge
Renewable Term Life                                             $0.084167 per $1,000 of Face Amount for a 20-year-old female
Insurance Rider (1)                                             preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of Face Amount for an 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.620833 per $1,000 of Face Amount for a 54-year-old male preferred non-nicotine in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credit with interest at an annual rate of 3.5%.

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.



TRANSACTION FEES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     6% of each premium payment in all policy years.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and
                                                                4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.1465 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $38.42904 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male nicotine.
                      the first nine policy years.              Charge for representative insured
                                                                $13.38 per $1,000 of the initial Face Amount in the first year for a
                                                                54-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine.
Face Amount Increase  Each Month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (2)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2)  This fee will not be less than $500 or more than $3,000.



*   Not currently being assessed.

8

-------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0029 per $1,000 of the net amount at risk for a 54-year-old male preferred non-nicotine and a 51-year-old female preferred
                                                                non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
both (a) and                                                    (b) $1.92 per $1,000 of initial Face Amount (deducted on a monthly
(b)).(1)                                                        basis at a rate of $0.16 per month) during the first year for two
                                                                20- year-old female non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75% ) plus;
                                                                (b) $17.40 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.45 per month) during the first year for two
                                                                85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                (b) $0.2630 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $6.82 per month) during the first year for a
                                                                54-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine.
Administrative        Monthly.                                  $30 per month
Charge (2)
Loan Interest Rate    Monthly if you have taken a loan on your  5.5% annually
(3)                   policy.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2) The maximum Administrative Charge is $30.00 per month in years 1 through 5, and $10.00 per month in years 6 and later. In New Jersey, the maximum Administrative Charge is $30.00 per month in all years.



(3) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

-------------------------------------------------------------------------------

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Last Survivor Yearly  Monthly.                                  Minimum Charge
Renewable Term                                                  $0.0001 per $1,000 of the net amount at risk for two 20-year-old
Insurance Rider (1)                                             female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.3245 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.32 per $1,000 of the net amount at risk for a 54-year-old male preferred non-nicotine and a 51-year-old female preferred
                                                                non-nicotine in the first year.
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.0209 per $1,000 of Face Amount for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $0.743699 per $1,000 of Face Amount for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.023795 per $1,000 of Face Amount for a 54-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine in the first year.
Single Life Yearly    Monthly.                                  Minimum Charge
Renewable Term Life                                             $0.084167 per $1,000 of Face Amount for a 20-year-old female
Insurance Rider (1)                                             preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of Face Amount for a 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.620833 per $1,000 of Face Amount for a 54-year-old male preferred non-nicotine in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

10

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.52%            1.63%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER           FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
American Funds Global Growth Fund --
 Class 2*                                      0.55%              0.25%              0.03%              N/A
American Funds Global Small
 Capitalization
 Fund -- Class 2*                              0.72%              0.25%              0.05%              N/A
American Funds Growth Fund -- Class 2*         0.32%              0.25%              0.02%              N/A
American Funds Growth-Income Fund --
 Class 2*                                      0.27%              0.25%              0.01%              N/A
American Funds International Fund --
 Class 2*                                      0.50%              0.25%              0.04%              N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Small-Mid Cap Growth
 Securities Fund --Class 2*                    0.48%              0.25%              0.30%              N/A
Franklin Strategic Income Securities
 Fund -- Class 1*                              0.39%              0.25%              0.25%              N/A
Mutual Shares Securities Fund -- Class
 2*                                            0.60%              0.25%              0.21%              N/A
Templeton Developing Markets
 Securities Fund --Class 1                     1.23%                N/A              0.24%              N/A
Templeton Growth Securities Fund --
 Class 2*                                      0.74%              0.25%              0.04%              N/A
MFS(R) VARIABLE INSURANCE TRUST

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
American Funds Global Growth Fund --
 Class 2*                                      0.83%                 N/A               0.83%  (1)
American Funds Global Small
 Capitalization
 Fund -- Class 2*                              1.02%                 N/A               1.02%  (1)
American Funds Growth Fund -- Class 2*         0.59%                 N/A               0.59%  (1)
American Funds Growth-Income Fund --
 Class 2*                                      0.53%                 N/A               0.53%  (1)
American Funds International Fund --
 Class 2*                                      0.79%                 N/A               0.79%  (1)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Small-Mid Cap Growth
 Securities Fund --Class 2*                    1.03%                 N/A               1.03%  (2)
Franklin Strategic Income Securities
 Fund -- Class 1*                              0.89%                 N/A               0.89%  (3)
Mutual Shares Securities Fund -- Class
 2*                                            1.06%                 N/A               1.06%
Templeton Developing Markets
 Securities Fund --Class 1                     1.47%                 N/A               1.47%
Templeton Growth Securities Fund --
 Class 2*                                      1.03%                 N/A               1.03%  (4)
MFS(R) VARIABLE INSURANCE TRUST

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER           FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series -- Initial
 Class                                         0.75%                N/A              0.17%              N/A
MFS(R) Emerging Growth Series --
 Initial Class                                 0.75%                N/A              0.12%              N/A
MFS(R) Investors Growth Stock Series
 -- Initial Class                              0.75%                N/A              0.12%              N/A
MFS(R) Investors Trust Series --
 Initial Class                                 0.75%                N/A              0.11%              N/A
MFS(R) Total Return Series -- Initial
 Class                                         0.75%                N/A              0.10%              N/A
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
Morgan Stanley -- Balanced Growth
 Portfolio -- Class Y*                         0.52%              0.25%              0.25%              N/A
Morgan Stanley -- Capital
 Opportunities Portfolio --Class Y*            0.67%              0.25%              0.25%              N/A
Morgan Stanley --Developing Growth
 Portfolio -- Class Y*                         0.42%              0.25%              0.23%              N/A
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y*                         0.54%              0.25%              0.13%              N/A
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio -- Class Y*                     0.12%              0.25%              0.15%              N/A
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y*                         0.32%              0.25%              0.52%              N/A
Morgan Stanley -- Focus Growth
 Portfolio -- Class Y*                         0.55%              0.25%              0.24%              N/A
Morgan Stanley -- Global Equity
 Portfolio -- Class Y*                         0.77%              0.25%              0.21%              N/A
Morgan Stanley -- Growth Portfolio --
 Class Y*                                      0.50%              0.25%              0.21%              N/A
Morgan Stanley -- Money Market
 Portfolio -- Class Y*                         0.45%              0.25%              0.12%              N/A
Morgan Stanley -- Utilities Portfolio
 -- Class Y*                                   0.57%              0.25%              0.20%              N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
Van Kampen -- UIF Core Plus Fixed
 Income Portfolio -- Class I                   0.38%                N/A              0.30%              N/A
Van Kampen -- UIF Emerging Markets
 Debt Portfolio -- Class I                     0.75%                N/A              0.35%              N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
MFS(R) Core Equity Series -- Initial
 Class                                         0.92%               0.02%               0.90%  (5)
MFS(R) Emerging Growth Series --
 Initial Class                                 0.87%                 N/A               0.87%  (6)
MFS(R) Investors Growth Stock Series
 -- Initial Class                              0.87%                 N/A               0.87%  (6)
MFS(R) Investors Trust Series --
 Initial Class                                 0.86%                 N/A               0.86%  (6)
MFS(R) Total Return Series -- Initial
 Class                                         0.85%               0.02%               0.83%  (7)
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
Morgan Stanley -- Balanced Growth
 Portfolio -- Class Y*                         1.02%                 N/A               1.02%
Morgan Stanley -- Capital
 Opportunities Portfolio --Class Y*            1.17%                 N/A               1.17%
Morgan Stanley --Developing Growth
 Portfolio -- Class Y*                         0.90%                 N/A               0.90%
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y*                         0.92%                 N/A               0.92%
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio -- Class Y*                     0.52%                 N/A               0.52%
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y*                         1.09%                 N/A               1.09%
Morgan Stanley -- Focus Growth
 Portfolio -- Class Y*                         1.04%                 N/A               1.04%
Morgan Stanley -- Global Equity
 Portfolio -- Class Y*                         1.23%                 N/A               1.23%
Morgan Stanley -- Growth Portfolio --
 Class Y*                                      0.96%                 N/A               0.96%
Morgan Stanley -- Money Market
 Portfolio -- Class Y*                         0.82%                 N/A               0.82%
Morgan Stanley -- Utilities Portfolio
 -- Class Y*                                   1.02%                 N/A               1.02%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
Van Kampen -- UIF Core Plus Fixed
 Income Portfolio -- Class I                   0.68%                 N/A               0.68%
Van Kampen -- UIF Emerging Markets
 Debt Portfolio -- Class I                     1.10%                 N/A               1.10%

12

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER           FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                   1.23%                N/A              0.40%              N/A
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                    0.42%                N/A              0.45%              N/A
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --Class I                           0.72%                N/A              0.29%              N/A
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Enterprise Portfolio --
 Class II*                                     0.50%              0.25%              0.18%              N/A
Van Kampen LIT Growth and Income
 Portfolio --Class II*                         0.56%              0.25%              0.04%              N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER              ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ---------------------------------------------------------
Van Kampen -- UIF Emerging Markets
 Equity Portfolio -- Class I                   1.63%                 N/A               1.63%
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                    0.87%                 N/A               0.87%  (8)
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --Class I                           1.01%                 N/A               1.01%
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Enterprise Portfolio --
 Class II*                                     0.93%                 N/A               0.93%  (9)
Van Kampen LIT Growth and Income
 Portfolio --Class II*                         0.85%                 N/A               0.85%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.



(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(3) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(4)  The Fund administration fee is paid indirectly through the management fee.



(5) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.



(6) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(7) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

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     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(8) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below, will not exceed 0.80%.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors were 0.80%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



(9) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 0.85%. For the year ended December 31, 2006, the Adviser waived approximately $93,900 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

14

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ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS(R) Variable Insurance Trust(SM), and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN SMALL-MID CAP GROWTH           Long-term capital growth                     Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    High level of current income, with capital   Franklin Advisers, Inc.
  FUND -- CLASS 1                        appreciation over the long term as a
                                         secondary goal
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Long-term capital appreciation               Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON GROWTH SECURITIES FUND --     Long-term capital growth                     Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL    Capital appreciation                         MFS Investment Management(R)
  CLASS (2) (FORMERLY MFS(R) CAPITAL
  OPPORTUNITY SERIES)
 MFS(R) EMERGING GROWTH SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) INVESTORS GROWTH STOCK SERIES    Capital appreciation                         MFS Investment Management(R)
  -- INITIAL CLASS
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 MORGAN STANLEY -- BALANCED GROWTH       Capital growth with reasonable current       Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   income
 MORGAN STANLEY -- CAPITAL               Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  OPPORTUNITIES PORTFOLIO -- CLASS Y
 MORGAN STANLEY -- DEVELOPING GROWTH     Long-term capital growth                     Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y
 MORGAN STANLEY -- DIVIDEND GROWTH       Reasonable current income and long-term      Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   growth of income and capital

16

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
FUNDING OPTION                                      INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY -- EQUALLY-WEIGHTED S&P  High level of total return on its assets     Morgan Stanley Investment Advisors Inc.
  500 PORTFOLIO -- CLASS Y               through a combination of capital
                                         appreciation and current income
 MORGAN STANLEY -- FLEXIBLE INCOME       High level of current income. A secondary    Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   objective is to maximize total return, but
                                         only to the extent consistent with primary
                                         objective
 MORGAN STANLEY -- FOCUS GROWTH          Long-term capital growth consistent with an  Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y (FORMERLY MORGAN  effort to reduce volatility
  STANLEY -- AMERICAN OPPORTUNITIES
  PORTFOLIO)
 MORGAN STANLEY -- GLOBAL EQUITY         Total return through long-term capital       Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   growth and to a lesser extent from income
 MORGAN STANLEY -- GROWTH PORTFOLIO --   Long-term growth of capital                  Morgan Stanley Investment Advisors Inc.
  CLASS Y
 MORGAN STANLEY -- MONEY MARKET          High current income, preservation of         Morgan Stanley Investment Advisors Inc.
  PORTFOLIO -- CLASS Y                   capital and liquidity
 MORGAN STANLEY -- UTILITIES PORTFOLIO   Capital appreciation and current income      Morgan Stanley Investment Advisors Inc.
  -- CLASS Y
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF CORE PLUS FIXED       Above-average total return over a market     Morgan Stanley Investment Management Inc.
  INCOME PORTFOLIO -- CLASS I            cycle of three to five years by investing
                                         primarily in a diversified portfolio of
                                         fixed income securities.
 VAN KAMPEN -- UIF EMERGING MARKETS      High total return by investing primarily in  Morgan Stanley Investment Management Inc.
  DEBT PORTFOLIO -- CLASS I              fixed income securities of government and
                                         government-related issuers and, to a lesser
                                         extent, of corporate issuers in emerging
                                         market countries.
 VAN KAMPEN -- UIF EMERGING MARKETS      Long-term capital appreciation by investing  Morgan Stanley Investment Management Inc.
  EQUITY PORTFOLIO -- CLASS I            primarily in growth-oriented equity          Sub-advised by Morgan Stanley Investment
                                         securities of issuers in emerging market     Management Company
                                         countries.
 VAN KAMPEN -- UIF HIGH YIELD PORTFOLIO  Above-average total return over a market     Morgan Stanley Investment Management Inc.
  -- CLASS I                             cycle of three to five years by investing
                                         primarily in a diversified portfolio of
                                         high yield securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS I                   cycle of three to five years by investing
                                         primarily in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT ENTERPRISE PORTFOLIO --  Capital appreciation through investments in  Van Kampen Asset Management
  CLASS II                               securities believed by the Portfolio's
                                         investment adviser to have above average
                                         potential for capital appreciation.
 VAN KAMPEN LIT GROWTH AND INCOME        Long-term growth of capital and income       Van Kampen Asset Management
  PORTFOLIO -- CLASS II


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a ma

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terial conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying the prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue

18

-------------------------------------------------------------------------------


sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


FRONT-END SALES LOAD




HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The current sales load is 4% of premium. The maximum sales load under the policy is 6% of premium.



PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT

VALUE MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to redirect the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at

-------------------------------------------------------------------------------

risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.


MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy.

The mortality and expense risk charge each month is equal to the sum of (a) and
(b) where

(a)  equals:

-   the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

-   the monthly mortality and expense risk rate per $1,000; multiplied by

-   the initial Face Amount; divided by

-   $1,000.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20, the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For years 11-20, the maximum rate is 1/12 of 0.60% per month and the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. After the 20th policy year the current and maximum charge is 0.00% per month.



During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year. We determine the surrender charge by taking the percentage from the table below and multiplying the percentage by the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1,000 of initial face amount, but is at least $500 and no more than $3,000.

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The percentage by policy years is as follows:

POLICY YEAR    PERCENTAGE
----------------------------
     1              70%
     2              70%
     3              70%
     4              60%
     5              50%
     6              40%
     7              30%
     8              20%
     9              10%
  10 and             0%
   after

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:



Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:



Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebteness. Other states require us to refund the total premiums paid less Indebtedness.



If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.



REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered,


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                                                                          21

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lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

22

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For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.


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UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30

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24

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days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.


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-   ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.


LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee. (Hartford Life and Annuity Insurance Company Policies only.).


Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we will may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME


Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.


SECOND OPTION -- INCOME OF FIXED AMOUNT


Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.


THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies


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26

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which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 45% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 13% of Target Premium and 2% on premiums above the Target Premium.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

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
     ADDITIONAL
    PAYMENT TYPE                                               WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for

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planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Accosunt Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



- If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



- If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.


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HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.



You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.



If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated

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by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

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All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

-   the percentage described below.

The percentage will be determined by:

-   subtracting the new Face Amount from the lowest previous Face Amount; and

-   dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

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EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                              PORTION OF      INTEREST RATE CHARGED
          DURING POLICY YEARS                INDEBTEDNESS       EQUALS 3.5% PLUS:
-----------------------------------------------------------------------------------
                  1-10                           All                  2%
              11 and later                    Preferred               0%
                                            Non-Preferred             1%

LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

-   the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee." The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

-   all riders will terminate;

-   the Death Benefit Option becomes Level;

-   The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

-   Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

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If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death
Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

Loss of the Death Benefit Guarantee at the end of the Death Benefit Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the Death Benefit Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser


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for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of


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taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract


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as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


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GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.


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The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put

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into a tax-qualified plan. The Hartford is cooperating fully with the New York
Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

40

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.


INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which on policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.


WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
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GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

STATEMENT OF ADDITIONAL INFORMATION                                        3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $13,189,894; 2005:
$9,465,571; and ; 2004: $13,133,876. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

STATEMENT OF ADDITIONAL INFORMATION                                        5

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FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

                                     PART A

STAG VARIABLE LIFE LAST SURVIVOR II


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:



HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY



SEPARATE ACCOUNT VL II OR



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series II of the Stag Variable Life Last Survivor II variable life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Stag Variable Life Last Survivor II is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:


X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Harford Life and Annuity Insurance Company                                   7
ABOUT US                                                                      17
  The Insurance Companies                                                     17
  The Separate Accounts                                                       17
  The Funds                                                                   17
  The Fixed Account                                                           24
CHARGES AND DEDUCTIONS                                                        24
YOUR POLICY                                                                   26
PREMIUMS                                                                      34
DEATH BENEFITS AND POLICY VALUES                                              36
MAKING WITHDRAWALS FROM YOUR POLICY                                           37
LOANS                                                                         37
LAPSE AND REINSTATEMENT                                                       38
FEDERAL TAX CONSIDERATIONS                                                    39
LEGAL PROCEEDINGS                                                             44
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        45
FINANCIAL STATEMENTS                                                          45
GLOSSARY OF SPECIAL TERMS                                                     46
WHERE YOU CAN FIND MORE INFORMATION                                           47

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount will be covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is specified in the policy. The Death Benefit Guarantee Premium is not a charge but a funding level that is required to keep the Death Benefit Guarantee available. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy.".

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of your Policy," below). Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase

4

-------------------------------------------------------------------------------

the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     8% of each premium payment
(1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.115 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female preferred non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $111.3595 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male standard nicotine.
                      the first nine policy years.              Charge for a representative insured
                                                                $15.7864 per $1,000 of the initial Face Amount in the first year for a 59-year-old male standard non-nicotine and a 65-year-old female standard non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (3)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000 of
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.

(1) The maximum Front-end Sales Load is 8.0% of each premium payment in Policy Years 1 through 3 and 4.0% of each premium payment in Policy Years 4 and later.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(3)  This fee will not be less than $500 or more than $3,000.


*   Not currently being assessed.

6

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0068 per $1,000 of the net amount at risk for a 59-year-old male standard non-nicotine and a 56-year-old female standard non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
both (a) and (b))                                               (b) $2.172 per $1,000 of initial Face Amount (deducted on a monthly
(1)                                                             basis at a rate of $0.181 per month) during the first year for two
                                                                20-year old female preferred non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus
                                                                (b) $13.26 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.105 per month) during the first year for two
                                                                85-year old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%); plus.
                                                                (b) $3.552 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.296 per month) during the first year for a
                                                                59-year-old male standard non-nicotine and a 56-year old female standard non-nicotine.
Administrative        Monthly.                                  $24.16 per month in Year 1
Charge                                                          $7.50 per month in Years 2+
Loan Interest Rate    Monthly if you have taken a loan on your  5.5% annually
(2)                   policy


   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (2)                                                       $0.0209 per $1000 of Face Amount for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $1.47101 per $1000 of Face Amount for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0277 per $1000 of Face Amount for a 59-year-old male standard non-nicotine and a 56-year-old female standard non-nicotine in the first year.
Single Life Yearly    Monthly.                                  Minimum Charge
Renewable Term Life                                             $0.084167 per $1,000 of Face Amount for a 20-year-old female
Insurance Rider (1)                                             preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of Face Amount for an 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $1.004167 per $1,000 of Face Amount for a 59-year-old male standard non-nicotine in the first year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) During policy years 1 - 10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.



TRANSACTION FEES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     6% of each premium payment in all policy years.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first nine policy years.              $3.1465 per $1,000 of the initial Face Amount in the first year for
                      When you make certain Face Amount         two 20-year-old female preferred non-nicotine.
                      decreases during the first nine policy    Maximum Charge
                      years.                                    $38.42904 per $1,000 of the initial Face Amount in the first year
                      When you take certain withdrawals during  for two 85-year-old male smokers.
                      the first nine policy years.              Charge for representative insured
                                                                $17.3824 per $1,000 of the initial Face Amount in the first year for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine.
Face Amount Increase  Each Month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (2)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2)  This fee will not be less than $500 or more than $3,000.



*   Not currently being assessed.

8

-------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0001 per $1,000 of the net amount at risk for two 20-year-old female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.6833 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0073 per $1,000 of the net amount at risk for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine in the first year.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             (a) 0.75% per year of the Sub-Account accumulated value in the first
(which is the sum of                                            year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
both (a)                                                        (b) $1.92 per $1,000 of initial Face Amount (deducted on a monthly
and (b)). (1)                                                   basis at a rate of $0.16 per month) during the first year for two
                                                                20- year-old female preferred non-nicotine.
                                                                Maximum Charge
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                (b) $17.40 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.45 per month) during the first year for two
                                                                85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                (a) 0.75% per year of the Sub-Account accumulated value in the first year (deducted on a monthly basis at a rate of 1/12 of 0.75%) plus;
                                                                (b) $4.236 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3530 per month) during the first year for a
                                                                59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine.
Administrative        Monthly.                                  $30 per month
Charge (2)
Loan Interest Rate    Monthly if you have taken a loan on your  5.5% annually
(3)                   policy.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2) The maximum Administrative Charge is $30.00 per month in years 1 through 5, and $10.00 per month in years 6 and later. In New Jersey, the maximum Administrative Charge is $30.00 per month in all years.



(3) During policy years 1-10 the Loan Interest Rate is 5.5% for all Indebtedness. During policy years 11 and later, the Loan Interest Rate is 3.5% for Preferred Indebtedness and 4.5% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.5%.

-------------------------------------------------------------------------------

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Last Survivor Yearly  Monthly.                                  Minimum Charge
Renewable Term                                                  $0.0001 per $1,000 of the net amount at risk for two 20-year-old
Insurance Rider (1)                                             female preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $2.3245 per $1,000 of the net amount at risk for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0073 per $1,000 of the net amount at risk for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine in the first year.
Estate Protection     Monthly.                                  Monthly. Minimum Charge
Rider (1)                                                       $0.0209 per $1,000 of Face Amount for two 20-year-old female preferred nicotine in the first year.
                                                                Maximum Charge
                                                                $0.743699 per $1,000 of Face Amount for two 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.028199 per $1,000 of Face Amount for a 59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine in the first year.
Single Life Yearly    Monthly.                                  Minimum Charge
Renewable Term Life                                             $0.084167 per $1,000 of Face Amount for a 20-year-old female
Insurance Rider (1)                                             preferred non-nicotine in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of Face Amount for a 85-year-old male nicotine in the first year.
                                                                Charge for a representative insured
                                                                $1.004167 per $1,000 of Face Amount for a 59-year-old male standard non-nicotine in the first year.



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

10

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                  MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               0.34%            1.48%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.


                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END


                        (As a percentage of net assets)



                                                         DISTRIBUTION                     ACQUIRED
                                                            AND/OR                          FUND
                                         MANAGEMENT    SERVICE (12B-1)       OTHER        FEES AND
UNDERLYING FUND                              FEE             FEES          EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                   0.61%            N/A             0.30%          0.00%
 AIM V.I. Capital Development Fund --
  Series I                                   0.75%            N/A             0.34%          0.01%
 AIM V.I. Core Equity Fund - - Series
  I                                          0.61%            N/A             0.28%          0.02%
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                   0.72%            N/A             0.32%          0.02%
 AIM V.I. Small Cap Equity Fund --
  Series I                                   0.75%            N/A             0.53%          0.01%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B*               0.75%           0.25%            0.48%           N/A
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                0.75%           0.25%            0.10%           N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                0.75%           0.25%            0.11%           N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2*                                0.32%           0.25%            0.01%           N/A
 American Funds Blue Chip Income and
  Growth Fund - - Class 2*                   0.42%           0.25%            0.01%           N/A

                                            TOTAL        CONTRACTUAL       NET TOTAL
                                           ANNUAL         FEE WAIVER        ANNUAL
                                          OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND                           EXPENSES      REIMBURSEMENT      EXPENSES
--------------------------------------  ----------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                   0.91%            N/A             0.91% (1)
 AIM V.I. Capital Development Fund --
  Series I                                   1.10%           0.01%            1.09% (2)
 AIM V.I. Core Equity Fund - - Series
  I                                          0.91%            N/A             0.91% (3)
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                   1.06%            N/A             1.06% (4)
 AIM V.I. Small Cap Equity Fund --
  Series I                                   1.29%           0.13%            1.16% (5)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B*               1.48%            N/A             1.48%
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                1.10%            N/A             1.10%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                1.11%            N/A             1.11%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2*                                0.58%            N/A             0.58% (6)
 American Funds Blue Chip Income and
  Growth Fund - - Class 2*                   0.68%            N/A             0.68% (6)

-------------------------------------------------------------------------------


                                                         DISTRIBUTION                     ACQUIRED
                                                            AND/OR                          FUND
                                         MANAGEMENT    SERVICE (12B-1)       OTHER        FEES AND
UNDERLYING FUND                              FEE             FEES          EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
 American Funds Bond Fund -- Class 2*        0.41%           0.25%            0.01%           N/A
 American Funds Global Growth Fund --
  Class 2*                                   0.55%           0.25%            0.03%           N/A
 American Funds Global Small
  Capitalization Fund - - Class 2*           0.72%           0.25%            0.05%           N/A
 American Funds Growth Fund -- Class
  2*                                         0.32%           0.25%            0.02%           N/A
 American Funds Growth-Income Fund --
  Class 2*                                   0.27%           0.25%            0.01%           N/A
 American Funds International Fund --
  Class 2*                                   0.50%           0.25%            0.04%           N/A
 American Funds New World Fund --
  Class 2*                                   0.81%           0.25%            0.07%           N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                        0.57%           0.25%            0.09%           N/A
 Fidelity VIP Equity-Income Portfolio
  -- Initial Class                           0.47%            N/A             0.10%           N/A
 Fidelity VIP Equity-Income Portfolio
  -- Service Class 2*                        0.47%           0.25%            0.10%           N/A
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                           0.57%           0.25%            0.11%           N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2*                                   0.46%           0.25%            0.01%           N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2*                           0.51%           0.25%            0.20%           N/A
 Mutual Discovery Securities Fund --
  Class 2*                                   0.80%           0.25%            0.23%           N/A
 Mutual Shares Securities Fund --
  Class 2*                                   0.60%           0.25%            0.21%           N/A
 Templeton Global Income Securities
  Fund -- Class 2*                           0.56%           0.25%            0.16%           N/A
 Templeton Growth Securities Fund --
  Class 2*                                   0.74%           0.25%            0.04%           N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                            0.61%            N/A             0.04%           N/A
 Hartford Value Opportunities HLS Fund
  --Class IA                                 0.62%            N/A             0.02%           N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                         0.60%            N/A             0.04%           N/A
 Hartford Capital Appreciation HLS
  Fund --Class IA                            0.63%            N/A             0.04%           N/A

                                            TOTAL        CONTRACTUAL       NET TOTAL
                                           ANNUAL         FEE WAIVER        ANNUAL
                                          OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND                           EXPENSES      REIMBURSEMENT      EXPENSES
--------------------------------------  ----------------------------------------------
 American Funds Bond Fund -- Class 2*        0.67%            N/A             0.67% (6)
 American Funds Global Growth Fund --
  Class 2*                                   0.83%            N/A             0.83% (6)
 American Funds Global Small
  Capitalization Fund - - Class 2*           1.02%            N/A             1.02% (6)
 American Funds Growth Fund -- Class
  2*                                         0.59%            N/A             0.59% (6)
 American Funds Growth-Income Fund --
  Class 2*                                   0.53%            N/A             0.53% (6)
 American Funds International Fund --
  Class 2*                                   0.79%            N/A             0.79% (6)
 American Funds New World Fund --
  Class 2*                                   1.13%           0.00%            1.13% (6)
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                        0.91%            N/A             0.91% (8)
 Fidelity VIP Equity-Income Portfolio
  -- Initial Class                           0.57%            N/A             0.57% (7)
 Fidelity VIP Equity-Income Portfolio
  -- Service Class 2*                        0.82%            N/A             0.82% (8)
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                           0.93%            N/A             0.93% (8)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2*                                   0.72%            N/A             0.72% (9)
 Franklin Small Cap Value Securities
  Fund -- Class 2*                           0.96%            N/A             0.96% (10)
 Mutual Discovery Securities Fund --
  Class 2*                                   1.28%            N/A             1.28%
 Mutual Shares Securities Fund --
  Class 2*                                   1.06%            N/A             1.06%
 Templeton Global Income Securities
  Fund -- Class 2*                           0.97%            N/A             0.97% (11)
 Templeton Growth Securities Fund --
  Class 2*                                   1.03%            N/A             1.03% (12)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                            0.65%            N/A             0.65%
 Hartford Value Opportunities HLS Fund
  --Class IA                                 0.64%            N/A             0.64%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                         0.64%            N/A             0.64%
 Hartford Capital Appreciation HLS
  Fund --Class IA                            0.67%            N/A             0.67%

12

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
                                                         DISTRIBUTION                     ACQUIRED
                                                            AND/OR                          FUND
                                         MANAGEMENT    SERVICE (12B-1)       OTHER        FEES AND
UNDERLYING FUND                              FEE             FEES          EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.68%            N/A             0.04%           N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.64%            N/A             0.03%           N/A
 Hartford Index HLS Fund --Class IA          0.30%            N/A             0.04%           N/A
 Hartford International Opportunities
  HLS Fund --Class IA                        0.67%            N/A             0.08%           N/A
 Hartford International Small Company
  HLS Fund --Class IA                        0.84%            N/A             0.09%           N/A
 Hartford MidCap HLS Fund -- Class IA        0.66%            N/A             0.02%           N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.75%            N/A             0.03%           N/A
 Hartford Money Market HLS Fund --
  Class IA                                   0.45%            N/A             0.03%           N/A
 Hartford Mortgage Securities HLS Fund
  --Class IA                                 0.45%            N/A             0.04%           N/A
 Hartford Small Company HLS Fund --
  Class IA                                   0.68%            N/A             0.04%           N/A
 Hartford Stock HLS Fund --Class IA          0.46%            N/A             0.03%           N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.46%            N/A             0.04%           N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                0.75%            N/A             0.52%           N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.48%            N/A             0.39%           N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.75%            N/A             0.11%           N/A
 MFS(R) New Discovery Series --
  Initial Class                              0.90%            N/A             0.13%           N/A
 MFS(R) Total Return Series -- Initial
  Class                                      0.75%            N/A             0.10%           N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                  0.64%           0.25%            0.03%           N/A
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                          0.62%           0.25%            0.04%           N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                            0.64%           0.25%            0.02%           N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB*                               0.65%           0.25%            0.42%           N/A
 Putnam VT Equity Income Fund -- Class
  IB*                                        0.65%           0.25%            0.15%           N/A

                                            TOTAL        CONTRACTUAL       NET TOTAL
                                           ANNUAL         FEE WAIVER        ANNUAL
                                          OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND                           EXPENSES      REIMBURSEMENT      EXPENSES
--------------------------------------  ----------------------------------------------
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                0.72%            N/A             0.72%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                0.67%            N/A             0.67%
 Hartford Index HLS Fund --Class IA          0.34%            N/A             0.34%
 Hartford International Opportunities
  HLS Fund --Class IA                        0.75%            N/A             0.75%
 Hartford International Small Company
  HLS Fund --Class IA                        0.93%            N/A             0.93%
 Hartford MidCap HLS Fund -- Class IA        0.68%            N/A             0.68%
 Hartford MidCap Value HLS Fund --
  Class IA                                   0.78%            N/A             0.78%
 Hartford Money Market HLS Fund --
  Class IA                                   0.48%            N/A             0.48% (13)
 Hartford Mortgage Securities HLS Fund
  --Class IA                                 0.49%            N/A             0.49%
 Hartford Small Company HLS Fund --
  Class IA                                   0.72%            N/A             0.72%
 Hartford Stock HLS Fund --Class IA          0.49%            N/A             0.49%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                0.50%            N/A             0.50%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                1.27%           0.12%            1.15% (14)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                      0.87%            N/A             0.87% (14)
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                              0.86%            N/A             0.86% (15)
 MFS(R) New Discovery Series --
  Initial Class                              1.03%            N/A             1.03% (15)
 MFS(R) Total Return Series -- Initial
  Class                                      0.85%           0.02%            0.83% (16)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                  0.92%            N/A             0.92% (17)
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                          0.91%            N/A             0.91% (18)
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                            0.91%            N/A             0.91% (19)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB*                               1.32%            N/A             1.32%
 Putnam VT Equity Income Fund -- Class
  IB*                                        1.05%            N/A             1.05%

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
                                                         DISTRIBUTION                     ACQUIRED
                                                            AND/OR                          FUND
                                         MANAGEMENT    SERVICE (12B-1)       OTHER        FEES AND
UNDERLYING FUND                              FEE             FEES          EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund -- Class
  IB*                                        0.78%           0.25%            0.17%           N/A
 Putnam VT Growth and Income Fund --
  Class IB*                                  0.49%           0.25%            0.06%           N/A
 Putnam VT High Yield Fund -- Class
  IB*                                        0.68%           0.25%            0.12%          0.01%
 Putnam VT Income Fund --Class IB*           0.61%           0.25%            0.12%          0.03%
 Putnam VT International Equity Fund
  -- Class IB*                               0.74%           0.25%            0.19%           N/A
 Putnam VT New Opportunities Fund --
  Class IB*                                  0.62%           0.25%            0.09%           N/A
 Putnam VT Small Cap Value Fund --
  Class IB*                                  0.76%           0.25%            0.09%           N/A
 Putnam VT Voyager Fund --Class IB*          0.59%           0.25%            0.07%           N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio --Class II*                      0.72%           0.35%            0.29%           N/A
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                  0.56%           0.25%            0.03%           N/A

                                            TOTAL        CONTRACTUAL       NET TOTAL
                                           ANNUAL         FEE WAIVER        ANNUAL
                                          OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND                           EXPENSES      REIMBURSEMENT      EXPENSES
--------------------------------------  ----------------------------------------------
 Putnam VT Global Equity Fund -- Class
  IB*                                        1.20%            N/A             1.20%
 Putnam VT Growth and Income Fund --
  Class IB*                                  0.80%            N/A             0.80%
 Putnam VT High Yield Fund -- Class
  IB*                                        1.06%            N/A             1.06%
 Putnam VT Income Fund --Class IB*           1.01%            N/A             1.01%
 Putnam VT International Equity Fund
  -- Class IB*                               1.18%            N/A             1.18%
 Putnam VT New Opportunities Fund --
  Class IB*                                  0.96%            N/A             0.96%
 Putnam VT Small Cap Value Fund --
  Class IB*                                  1.10%            N/A             1.10%
 Putnam VT Voyager Fund --Class IB*          0.91%            N/A             0.91%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio --Class II*                      1.36%            N/A             1.36% (20)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                  0.84%            N/A             0.84%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net

14

-------------------------------------------------------------------------------


     assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
     (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(3) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;

-------------------------------------------------------------------------------


     (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(6) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Asset Manager Portfolio -- Initial Class: 0.63%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.65%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.56%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.67%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.81%. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(14) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."

16

-------------------------------------------------------------------------------


(18) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(19) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(20) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

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ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE INSURANCE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (FORMERLY AIM VARIABLE INSURANCE FUNDS,
 INC.)
 AIM V.I. CAPITAL APPRECIATION FUND --     Growth of capital                          A I M Advisors, Inc.
  SERIES I
 AIM V.I. CAPITAL DEVELOPMENT FUND --      Long-term growth of capital                A I M Advisors, Inc.
  SERIES I


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18

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
FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. CORE EQUITY FUND -- SERIES I     Growth of capital                          A I M Advisors, Inc.
  (CLOSED TO ALL PREMIUM PAYMENTS AND
  TRANSFERS OF ACCOUNT VALUE FOR ALL
  POLICIES ISSUED ON OR AFTER MAY 1,
  2006. FUND WILL REMAIN AVAILABLE FOR
  INVESTMENT FOR POLICIES ISSUED APRIL
  30, 2006 AND BEFORE.)
 AIM V.I. MID CAP CORE EQUITY FUND --      Long-term growth of capital                A I M Advisors, Inc.
  SERIES I
 AIM V.I. SMALL CAP EQUITY FUND -- SERIES  Long-term growth of capital                A I M Advisors, Inc.
  I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL       Long-term growth of capital                AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL       Long-term growth of capital                AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP       Long-term growth of capital                AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND --   High total return, including income and    Capital Research and Management Company
  CLASS 2                                  capital gains, consistent with the
                                           preservation of capital over the long
                                           term.
 AMERICAN FUNDS BLUE CHIP INCOME AND       Produce income exceeding the average       Capital Research and Management Company
  GROWTH FUND -- CLASS 2                   yield on U.S. stocks generally (as
                                           represented by the average yield on the
                                           Standard & Poor's 500 Composite Index)
                                           and to provide an opportunity for growth
                                           of principal consistent with sound common
                                           stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2       High level of current income as is         Capital Research and Management Company
                                           consistent with the preservation of
                                           capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --      Seeks to make your investment grow over    Capital Research and Management Company
  CLASS 2                                  time by investing primarily in common
                                           stocks of companies located around the
                                           world.
 AMERICAN FUNDS GLOBAL SMALL               Seeks to make your investment grow over    Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2           time by investing primarily in stocks of
                                           smaller companies located around the
                                           world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2     Seeks to make your investment grow by      Capital Research and Management Company
                                           investing primarily in common stocks of
                                           companies that appear to offer superior
                                           opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --      Seeks to make your investment grow and     Capital Research and Management Company
  CLASS 2                                  provide you with income over time by
                                           investing primarily in common stocks or
                                           other securities that demonstrate the
                                           potential for appreciation and/or
                                           dividends.


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                                                                          19

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
FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL FUND --      Seeks to make your investment grow over    Capital Research and Management Company
  CLASS 2                                  time by investing primarily in common
                                           stocks of companies located outside the
                                           United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2  Long-term capital appreciation             Capital Research and Management Company
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO --   Long-term capital appreciation             Fidelity Management & Research Company
  SERVICE CLASS 2
 FIDELITY VIP EQUITY-INCOME PORTFOLIO --   Reasonable income. Fund will also          Fidelity Management & Research Company
  INITIAL CLASS (POLICIES ISSUED PRIOR TO  consider potential for capital
  OCTOBER 3, 2005, WILL RECEIVE INITIAL    appreciation.
  CLASS SHARES.)
 FIDELITY VIP EQUITY-INCOME PORTFOLIO --   Reasonable income. Fund will also          Fidelity Management & Research Company
  SERVICE CLASS 2                          consider potential for capital
                                           appreciation.
 FIDELITY VIP MID CAP PORTFOLIO --         Long-term growth of capital                Fidelity Management & Research Company
  SERVICE CLASS 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -- CLASS  Maximize income while maintaining          Franklin Advisers, Inc.
  2                                        prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES FUND                                             Franklin Advisory Services, LLC
  -- CLASS 2
 MUTUAL DISCOVERY SECURITIES FUND --       Capital appreciation                       Franklin Mutual Advisers, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2  Capital appreciation, with income as a     Franklin Mutual Advisers, LLC
                                           secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES FUND   Seeks high current income, consistent      Templeton Global Advisors Limited
  -- CLASS 2                               with preservation of capital, with         Sub-advised by Templeton Asset Management
                                           capital appreciation as a secondary        Ltd.
                                           consideration. The Fund normally invests
                                           mainly in debt securities of governments
                                           and their political subdivisions and
                                           agencies, supranational organizations and
                                           companies located anywhere in the world,
                                           including emerging markets.
 TEMPLETON GROWTH SECURITIES FUND --       Long-term capital growth                   Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND    Capital appreciation                       HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS FUND --  Capital appreciation                       HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA    Maximum long-term total return             HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

20

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
FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS FUND    Growth of capital                          HL Investment Advisors, LLC
  -- CLASS IA (CLOSED TO ALL PREMIUM                                                  Sub-advised by Wellington Management
  PAYMENTS AND TRANSFERS OF ACCOUNT VALUE                                             Company, LLP
  FOR ALL POLICIES ISSUED ON OR AFTER MAY
  2, 2005. FUND WILL REMAIN AVAILABLE FOR
  INVESTMENT FOR POLICIES ISSUED MAY 1,
  2005 AND BEFORE.)
 HARTFORD DISCIPLINED EQUITY HLS FUND --   Growth of capital                          HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND --  High level of current income consistent    HL Investment Advisors, LLC
  CLASS IA                                 with growth of capital                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA       Seeks to provide investment results which  HL Investment Advisors, LLC
                                           approximate the price and yield            Sub-advised by Hartford Investment
                                           performance of publicly traded common      Management Company
                                           stocks in the aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS  Long-term growth of capital                HL Investment Advisors, LLC
  FUND -- CLASS IA                                                                    Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY HLS  Capital appreciation                       HL Investment Advisors, LLC
  FUND -- CLASS IA                                                                    Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA      Long-term growth of capital                HL Investment Advisors, LLC
  (CLOSED TO ALL PREMIUM PAYMENTS AND                                                 Sub-advised by Wellington Management
  TRANSFERS OF ACCOUNT VALUE FOR ALL                                                  Company, LLP
  POLICIES ISSUED ON OR AFTER NOVEMBER 1,
  2003. FUND WILL REMAIN AVAILABLE FOR
  INVESTMENT FOR POLICIES ISSUED OCTOBER
  31, 2003 AND BEFORE.)
 HARTFORD MIDCAP VALUE HLS FUND -- CLASS   Long-term capital appreciation             HL Investment Advisors, LLC
  IA (CLOSED TO ALL PREMIUM PAYMENTS AND                                              Sub-advised by Wellington Management
  TRANSFERS OF ACCOUNT VALUE FOR ALL                                                  Company, LLP
  POLICIES ISSUED ON OR AFTER AUGUST 2,
  2004. FUND WILL REMAIN AVAILABLE FOR
  INVESTMENT FOR POLICIES ISSUED AUGUST
  1, 2004 AND BEFORE.)
 HARTFORD MONEY MARKET HLS FUND -- CLASS   Maximum current income consistent with     HL Investment Advisors, LLC
  IA                                       liquidity and preservation of capital      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD MORTGAGE SECURITIES HLS FUND --  Maximum current income consistent with     HL Investment Advisors, LLC
  CLASS IA                                 safety of principal and maintenance of     Sub-advised by Hartford Investment
                                           liquidity by investing primarily in        Management Company
                                           mortgage related securities
 HARTFORD SMALL COMPANY HLS FUND -- CLASS  Growth of capital                          HL Investment Advisors, LLC
  IA                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company

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
FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND -- CLASS IA       Long-term growth of capital                HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --    Competitive total return, with income as   HL Investment Advisors, LLC
  CLASS IA                                 a secondary objective                      Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO --  Current income and capital appreciation    Lord, Abbett & Co. LLC
  CLASS VC
 LORD ABBETT GROWTH AND INCOME PORTFOLIO   Long-term growth of capital and income     Lord, Abbett & Co. LLC
  -- CLASS VC                              without excessive fluctuations in market
                                           value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES -- INITIAL  Capital appreciation                       MFS Investment Management(R)
  CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL    Capital appreciation                       MFS Investment Management(R)
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL     Total return                               MFS Investment Management(R)
  CLASS
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA  Seeks to achieve capital appreciation by   OppenheimerFunds, Inc.
  -- SERVICE SHARES                        investing in securities of well-known
                                           established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA --  Seeks long-term capital appreciation by    OppenheimerFunds, Inc.
  SERVICE SHARES                           investing a substantial portion of its
                                           assets in securities of foreign issuers,
                                           "growth-type" companies, cyclical
                                           industries and special situations which
                                           are considered to have appreciation
                                           possibilities, but which may be
                                           considered to be speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA --     Seeks a high total return (which includes  OppenheimerFunds, Inc.
  SERVICE SHARES                           growth in the value of its shares as well
                                           as current income) from equity and debt
                                           securities. From time to time the Fund
                                           may focus on small to medium
                                           capitalization common stocks, bonds and
                                           convertible securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND --   Long-term growth of capital                Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB  Capital growth and current income          Putnam Investment Management, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS IB  Capital appreciation                       Putnam Investment Management, LLC
  (CLOSED TO ALL PREMIUM PAYMENTS AND
  TRANSFERS OF ACCOUNT VALUE FOR ALL
  POLICIES ISSUED ON OR AFTER MAY 1,
  2006. FUND WILL REMAIN AVAILABLE FOR
  INVESTMENT FOR POLICIES ISSUED APRIL
  30, 2006 AND BEFORE.)

22

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
FUNDING OPTION                                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND --       Capital growth and current income          Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT HIGH YIELD FUND -- CLASS IB     High current income. Capital growth is a   Putnam Investment Management, LLC
                                           secondary goal when consistent with        Sub-advised by Putnam Investments Limited
                                           achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB         High current income consistent with what   Putnam Investment Management, LLC
                                           Putnam Management believes to be prudent
                                           risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --    Capital appreciation                       Putnam Investment Management, LLC
  CLASS IB                                                                            Sub-advised by Putnam Investments Limited
 PUTNAM VT NEW OPPORTUNITIES FUND --       Long-term capital appreciation             Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT SMALL CAP VALUE FUND -- CLASS   Capital appreciation                       Putnam Investment Management, LLC
  IB
 PUTNAM VT VOYAGER FUND -- CLASS IB        Capital appreciation                       Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE      Above-average total return over a market   Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                    cycle of three to five years by investing
                                           primarily in common stocks and other
                                           equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --      Capital growth and income through          Van Kampen Asset Management
  CLASS II                                 investments in equity securities,
                                           including common stocks, preferred stocks
                                           and securities convertible into common
                                           and preferred stocks.

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MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to

24

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provide administrative, processing, accounting and shareholder services for the
HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 8% of premium in Policy Years 1 through 3 and 4% of premium in Policy Years 4 and beyond.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a sales load from each premium you pay. The current sales load is 4% of premium. The maximum sales load under the policy is 6% of premium.



PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states and markets). A table of guaranteed cost of insurance rates per $1,000 will be

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included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first Policy Year the charge is $24.16 per month, each year after the first Policy Year the charge is $7.50 per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.


MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a)  equals:

-   the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

-   the monthly mortality and expense risk rate per $1,000; multiplied by

-   the initial Face Amount; divided by

-   $1,000.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 years, the maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20 the maximum is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. For years 11-20, the maximum rate is 1/12 of 0.60% per month and the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. After the 20th policy year the current and maximum charge is 0.00% per month.


During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. Thereafter, there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.


FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

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26

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-   you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year. We determine the surrender charge by taking the percentage from the table below and multiplying that percentage by the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

    POLICY YEAR                   PERCENTAGE
--------------------------------------------------------
         1                     70%
         2                     70%
         3                     70%
         4                     60%
         5                     50%
         6                     40%
         7                     30%
         8                     20%
         9                     10%
    10 and after                0%

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:



Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.


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                                                                          27

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FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:



Your tree look period begins on the you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebtedness. Other states require us to refund the total premiums paid less Indebtedness.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.


We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.


For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

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28

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ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.


WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

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                                                                          29

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.


If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.


UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.


We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.


Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not

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30

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  provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."



DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

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ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these program merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.


- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.


LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee. (Hartford Life and Annuity Insurance Company Policies only).


Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME


Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.


SECOND OPTION -- INCOME OF FIXED AMOUNT


Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

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THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. The policy will terminate on the scheduled maturity date and any Cash Surrender Value will be paid to you.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 45% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 4% on premiums above the Target Premium.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 5.27%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 4% on premiums above the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in

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connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

34

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 28 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.


- In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



    - If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



    - If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money

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from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the
Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.



ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy

36

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with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000
(the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

-   the percentage described below.

The percentage will be determined by:

-   subtracting the new Face Amount from the lowest previous Face Amount; and

-   dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total

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of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                               INTEREST RATE
                           PORTION OF             CHARGED
DURING POLICY YEARS       INDEBTEDNESS       EQUALS 3.5% PLUS:
----------------------------------------------------------------
        1-10                  All                    2%
    11 and later           Preferred                 0%
                         Non-Preferred               1%

LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.


GRACE PERIOD -- We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.


DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

-   the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In New York, this provision is referred to as the "No-Lapse Guarantee." The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee

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will then go into effect. The policy will remain in force, however:

-   all riders will terminate;

-   the Death Benefit Option becomes Level;

-   The Face Amount will be reduced to the Death Benefit Guarantee Amount; and

-   Any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Date. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

Loss of the Death Benefit Guarantee at the end of the Death Benefit Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the Death Benefit Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or


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estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending


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upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract


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owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.


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ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax,

44

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other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory

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investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


FINANCIAL STATEMENTS


We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-299

46

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: the premium required to maintain the Death Benefit Guarantee. Initially, the Cumulative Death Benefit Guarantee Premium is the Death Benefit Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative Death Benefit Guarantee Premium is: (a) the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Death Benefit Guarantee Premium.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

DEATH BENEFIT GUARANTEE PREMIUM: the amount of monthly premium required to keep the Death Benefit Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.


INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.


WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG VARIABLE LIFE LAST SURVIVOR II (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $13,189,894; 2005:
$9,465,571; and; 2004: $13,133,876. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL         SMALL/MID-CAP
                                   VALUE PORTFOLIO         VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         53,355                 138,149
                                     ============            ============
  Cost                                 $1,207,405              $2,285,736
                                     ============            ============
  Market Value                         $1,319,992              $2,486,687
 Due from Hartford Life and
  Annuity Insurance Company                25,522                   5,780
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                       1
                                     ------------            ------------
 Total Assets                           1,345,514               2,492,468
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --
 Payable for fund shares
  purchased                                25,522                   5,780
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                         25,522                   5,780
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,319,992              $2,486,688
                                     ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                                        AIM V.I.
                                      CAPITAL                 AIM V.I.                MID CAP
                                 APPRECIATION FUND        CORE EQUITY FUND        CORE EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        86,245                  6,880                  247,120
                                    ============             ==========             ============
  Cost                                $2,063,318               $173,222               $3,200,267
                                    ============             ==========             ============
  Market Value                        $2,261,343               $187,285               $3,341,060
 Due from Hartford Life and
  Annuity Insurance Company                3,847                    186                    1,314
 Receivable from fund shares
  sold                                        --                     --                       --
 Other assets                                  1                     --                       --
                                    ------------             ----------             ------------
 Total Assets                          2,265,191                187,471                3,342,374
                                    ------------             ----------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                     --                       --
 Payable for fund shares
  purchased                                3,847                    186                    1,314
 Other liabilities                            --                     --                        6
                                    ------------             ----------             ------------
 Total Liabilities                         3,847                    186                    1,320
                                    ------------             ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,261,344               $187,285               $3,341,054
                                    ============             ==========             ============

                                     AIM V.I.               AIM V.I.
                                    SMALL CAP               CAPITAL
                                   EQUITY FUND          DEVELOPMENT FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (D)
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      12,247                 12,638
                                    ==========             ==========
  Cost                                $183,373               $219,267
                                    ==========             ==========
  Market Value                        $186,032               $232,913
 Due from Hartford Life and
  Annuity Insurance Company              1,786                     --
 Receivable from fund shares
  sold                                      --                     --
 Other assets                               --                     --
                                    ----------             ----------
 Total Assets                          187,818                232,913
                                    ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                     --
 Payable for fund shares
  purchased                              1,786                     --
 Other liabilities                          --                     --
                                    ----------             ----------
 Total Liabilities                       1,786                     --
                                    ----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $186,032               $232,913
                                    ==========             ==========

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

(d) Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                   ASSET ALLOCATION            INCOME AND
                                         FUND                  GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,275,849                1,036,577
                                     =============            =============
  Cost                                 $19,757,444              $10,205,538
                                     =============            =============
  Market Value                         $23,258,723              $12,304,168
 Due from Hartford Life and
  Annuity Insurance Company                  7,232                    6,574
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   37                       --
                                     -------------            -------------
 Total Assets                           23,265,992               12,310,742
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                  7,232                    6,574
 Other liabilities                              --                        4
                                     -------------            -------------
 Total Liabilities                           7,232                    6,578
                                     -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $23,258,760              $12,304,164
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                   AMERICAN FUNDS               GLOBAL               AMERICAN FUNDS
                                      BOND FUND               GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        999,680                  806,894                1,035,853
                                    =============            =============            =============
  Cost                                $11,212,996              $12,171,237              $46,765,247
                                    =============            =============            =============
  Market Value                        $11,526,313              $18,792,570              $66,377,469
 Due from Hartford Life and
  Annuity Insurance Company                    --                    1,979                       --
 Receivable from fund shares
  sold                                      6,903                       --                   16,039
 Other assets                                  --                      122                      502
                                    -------------            -------------            -------------
 Total Assets                          11,533,216               18,794,671               66,394,010
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 6,903                       --                   16,039
 Payable for fund shares
  purchased                                    --                    1,979                       --
 Other liabilities                              4                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                          6,907                    1,979                   16,039
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $11,526,309              $18,792,692              $66,377,971
                                    =============            =============            =============

                                   AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME            INTERNATIONAL
                                        FUND                     FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,540,582                1,282,912
                                    =============            =============
  Cost                                $49,035,804              $19,646,604
                                    =============            =============
  Market Value                        $64,997,134              $28,147,088
 Due from Hartford Life and
  Annuity Insurance Company                21,495                    8,557
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                 214                       --
                                    -------------            -------------
 Total Assets                          65,018,843               28,155,645
                                    -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                21,495                    8,557
 Other liabilities                             --                    1,134
                                    -------------            -------------
 Total Liabilities                         21,495                    9,691
                                    -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $64,997,348              $28,145,954
                                    =============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL SMALL
                                    NEW WORLD FUND        CAPITALIZATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        429,257                  599,712
                                     ============            =============
  Cost                                 $6,307,609               $7,658,866
                                     ============            =============
  Market Value                         $9,186,096              $14,776,915
 Due from Hartford Life and
  Annuity Insurance Company                   692                    4,960
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                      141
                                     ------------            -------------
 Total Assets                           9,186,788               14,782,016
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                   692                    4,960
 Other liabilities                              4                       --
                                     ------------            -------------
 Total Liabilities                            696                    4,960
                                     ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $9,186,092              $14,777,056
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP            FIDELITY VIP             FIDELITY VIP
                                   ASSET MANAGER            EQUITY-INCOME             CONTRAFUND
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       165,938                  899,104                 121,157
                                    ============            =============            ============
  Cost                                $2,837,955              $20,477,250              $3,812,042
                                    ============            =============            ============
  Market Value                        $2,606,880              $23,552,362              $3,769,185
 Due from Hartford Life and
  Annuity Insurance Company                   --                    5,919                      --
 Receivable from fund shares
  sold                                        --                       --                      --
 Other assets                                 --                       79                      --
                                    ------------            -------------            ------------
 Total Assets                          2,606,880               23,558,360               3,769,185
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                      --
 Payable for fund shares
  purchased                                   --                    5,919                      --
 Other liabilities                             4                       --                      --
                                    ------------            -------------            ------------
 Total Liabilities                             4                    5,919                      --
                                    ------------            -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,606,876              $23,552,441              $3,769,185
                                    ============            =============            ============

                                    FIDELITY VIP            FIDELITY VIP
                                      OVERSEAS                MID CAP
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        49,121                  64,132
                                    ============            ============
  Cost                                  $942,386              $2,094,945
                                    ============            ============
  Market Value                        $1,177,422              $2,196,507
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                    ------------            ------------
 Total Assets                          1,177,422               2,196,507
                                    ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                             9                      --
                                    ------------            ------------
 Total Liabilities                             9                      --
                                    ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,177,413              $2,196,507
                                    ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                       FRANKLIN                SMALL-MID CAP
                                        INCOME                    GROWTH
                                   SECURITIES FUND            SECURITIES FUND
                                   SUB-ACCOUNT (A)              SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        130,180                    3,725
                                     ============                =========
  Cost                                 $2,158,670                  $73,116
                                     ============                =========
  Market Value                         $2,259,923                  $82,435
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------                ---------
 Total Assets                           2,259,923                   82,435
                                     ------------                ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------                ---------
 Total Liabilities                             --                       --
                                     ------------                ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $2,259,923                  $82,435
                                     ============                =========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN
                                  SMALL CAP VALUE        STRATEGIC INCOME         MUTUAL SHARES
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       387,875                 7,539                  407,520
                                    ============             =========             ============
  Cost                                $5,229,477               $95,443               $6,594,865
                                    ============             =========             ============
  Market Value                        $7,288,166               $95,971               $8,341,924
 Due from Hartford Life and
  Annuity Insurance Company                5,595                    --                      523
 Receivable from fund shares
  sold                                        --                    --                       --
 Other assets                                 --                    --                        3
                                    ------------             ---------             ------------
 Total Assets                          7,293,761                95,971                8,342,450
                                    ------------             ---------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                    --                       --
 Payable for fund shares
  purchased                                5,595                    --                      523
 Other liabilities                             8                    --                       --
                                    ------------             ---------             ------------
 Total Liabilities                         5,603                    --                      523
                                    ------------             ---------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,288,158               $95,971               $8,341,927
                                    ============             =========             ============

                                      TEMPLETON              TEMPLETON
                                 DEVELOPING MARKETS            GROWTH
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          786                  34,678
                                      =========              ==========
  Cost                                   $4,932                $506,069
                                      =========              ==========
  Market Value                          $10,937                $552,417
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                      ---------              ----------
 Total Assets                            10,937                 552,417
                                      ---------              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                      --
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                      ---------              ----------
 Total Liabilities                           --                      --
                                      ---------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $10,937                $552,417
                                      =========              ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          HARTFORD
                                   MUTUAL DISCOVERY       ADVISERS
                                   SECURITIES FUND        HLS FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         51,389           2,101,720
                                     ============       =============
  Cost                                 $1,045,812         $52,773,663
                                     ============       =============
  Market Value                         $1,116,692         $47,495,770
 Due from Hartford Life and
  Annuity Insurance Company                 6,903               5,758
 Receivable from fund shares
  sold                                         --                  --
 Other assets                                  --                  65
                                     ------------       -------------
 Total Assets                           1,123,595          47,501,593
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --
 Payable for fund shares
  purchased                                 6,903               5,758
 Other liabilities                             --                  --
                                     ------------       -------------
 Total Liabilities                          6,903               5,758
                                     ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,116,692         $47,495,835
                                     ============       =============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                                   TOTAL              HARTFORD                 HARTFORD
                                RETURN BOND     CAPITAL APPRECIATION      DIVIDEND AND GROWTH
                                 HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 4,125,438            1,992,743                2,179,091
                               =============       ==============            =============
  Cost                           $47,301,322          $96,760,739              $42,555,870
                               =============       ==============            =============
  Market Value                   $46,361,400         $106,589,746              $49,664,753
 Due from Hartford Life and
  Annuity Insurance Company           13,287                   --                   12,021
 Receivable from fund shares
  sold                                    --               28,042                       --
 Other assets                            304                  153                       77
                               -------------       --------------            -------------
 Total Assets                     46,374,991          106,617,941               49,676,851
                               -------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --               28,042                       --
 Payable for fund shares
  purchased                           13,287                   --                   12,021
 Other liabilities                        --                   --                       --
                               -------------       --------------            -------------
 Total Liabilities                    13,287               28,042                   12,021
                               -------------       --------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $46,361,704         $106,589,899              $49,664,830
                               =============       ==============            =============


                                     HARTFORD              HARTFORD
                                 GLOBAL ADVISERS        GLOBAL LEADERS
                                     HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      30,136                25,115
                                    ==========            ==========
  Cost                                $381,096              $392,299
                                    ==========            ==========
  Market Value                        $383,114              $504,587
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --
 Receivable from fund shares
  sold                                      --                    --
 Other assets                                5                     3
                                    ----------            ----------
 Total Assets                          383,119               504,590
                                    ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --
 Payable for fund shares
  purchased                                 --                    --
 Other liabilities                          --                    --
                                    ----------            ----------
 Total Liabilities                          --                    --
                                    ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $383,119              $504,590
                                    ==========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                  GLOBAL TECHNOLOGY       DISCIPLINED EQUITY
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        24,331                  607,687
                                      ==========             ============
  Cost                                  $116,751               $7,736,744
                                      ==========             ============
  Market Value                          $147,100               $8,558,587
 Due from Hartford Life and
  Annuity Insurance Company                   --                      347
 Receivable from fund shares
  sold                                        --                       --
 Other assets                                  1                      266
                                      ----------             ------------
 Total Assets                            147,101                8,559,200
                                      ----------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --
 Payable for fund shares
  purchased                                   --                      347
 Other liabilities                            --                       --
                                      ----------             ------------
 Total Liabilities                            --                      347
                                      ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $147,101               $8,558,853
                                      ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                               HARTFORD
                                        GROWTH            HARTFORD         INTERNATIONAL
                                    OPPORTUNITIES           INDEX          SMALL COMPANY
                                       HLS FUND           HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        177,875           1,765,483            313,286
                                     ============       =============       ============
  Cost                                 $4,235,692         $60,989,113         $4,592,434
                                     ============       =============       ============
  Market Value                         $5,359,409         $57,138,662         $5,254,751
 Due from Hartford Life and
  Annuity Insurance Company                   523                  --             24,355
 Receivable from fund shares
  sold                                         --                 380                 --
 Other assets                                  44                 114                  1
                                     ------------       -------------       ------------
 Total Assets                           5,359,976          57,139,156          5,279,107
                                     ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                 380                 --
 Payable for fund shares
  purchased                                   523                  --             24,355
 Other liabilities                             --                  --                 --
                                     ------------       -------------       ------------
 Total Liabilities                            523                 380             24,355
                                     ------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $5,359,453         $57,138,776         $5,254,752
                                     ============       =============       ============

                                  HARTFORD
                                INTERNATIONAL    HARTFORD
                                OPPORTUNITIES     MIDCAP
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------  ----------------------------
ASSETS:
 Investments:
  Number of Shares                  1,310,262      1,673,705
                                =============  =============
  Cost                            $16,585,540    $37,810,813
                                =============  =============
  Market Value                    $19,941,888    $45,174,917
 Due from Hartford Life and
  Annuity Insurance Company             7,437         24,462
 Receivable from fund shares
  sold                                     --             --
 Other assets                           1,399             18
                                -------------  -------------
 Total Assets                      19,950,724     45,199,397
                                -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --
 Payable for fund shares
  purchased                             7,437         24,462
 Other liabilities                         --             --
                                -------------  -------------
 Total Liabilities                      7,437         24,462
                                -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $19,943,287    $45,174,935
                                =============  =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     MIDCAP VALUE            MONEY MARKET
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        522,150               43,941,442
                                     ============            =============
  Cost                                 $6,630,073              $43,941,442
                                     ============            =============
  Market Value                         $7,403,239              $43,941,442
 Due from Hartford Life and
  Annuity Insurance Company                 2,798                  160,590
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  19                    5,320
                                     ------------            -------------
 Total Assets                           7,406,056               44,107,352
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                 2,798                  160,590
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                          2,798                  160,590
                                     ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $7,403,258              $43,946,762
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                   HARTFORD              HARTFORD
                                  MORTGAGE SECURITIES           SMALL COMPANY            STOCK
                                       HLS FUND                   HLS FUND              HLS FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         604,529                   1,128,000            1,086,209
                                     =============             ===============       ==============
  Cost                                  $6,932,287                 $16,539,140          $63,041,200
                                     =============             ===============       ==============
  Market Value                          $6,538,352                 $21,507,426          $57,105,514
 Due from Hartford Life and
  Annuity Insurance Company                  1,313                       3,747                   --
 Receivable from fund shares
  sold                                          --                          --               26,908
 Other assets                                   12                          62                  140
                                     -------------             ---------------       --------------
 Total Assets                            6,539,677                  21,511,235           57,132,562
                                     -------------             ---------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                          --               26,908
 Payable for fund shares
  purchased                                  1,313                       3,747                   --
 Other liabilities                              --                          --                   --
                                     -------------             ---------------       --------------
 Total Liabilities                           1,313                       3,747               26,908
                                     -------------             ---------------       --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $6,538,364                 $21,507,488          $57,105,654
                                     =============             ===============       ==============

                                       HARTFORD                LORD ABBETT
                                  VALUE OPPORTUNITIES           AMERICA'S
                                       HLS FUND              VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         397,619                  43,859
                                     =============             ===========
  Cost                                  $6,446,466                $648,643
                                     =============             ===========
  Market Value                          $7,847,177                $670,159
 Due from Hartford Life and
  Annuity Insurance Company                  4,912                      --
 Receivable from fund shares
  sold                                          --                      --
 Other assets                                   14                      --
                                     -------------             -----------
 Total Assets                            7,852,103                 670,159
                                     -------------             -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                      --
 Payable for fund shares
  purchased                                  4,912                      --
 Other liabilities                              --                      --
                                     -------------             -----------
 Total Liabilities                           4,912                      --
                                     -------------             -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $7,847,191                $670,159
                                     =============             ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                     GROWTH AND          MFS INVESTORS
                                  INCOME PORTFOLIO       TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       29,119                  741
                                     ==========            =========
  Cost                                 $825,440              $15,243
                                     ==========            =========
  Market Value                         $854,345              $16,067
 Due from Hartford Life and
  Annuity Insurance Company                  --                   --
 Receivable from fund shares
  sold                                       --                   --
 Other assets                                --                   --
                                     ----------            ---------
 Total Assets                           854,345               16,067
                                     ----------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                   --
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total Liabilities                           --                   --
                                     ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $854,345              $16,067
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS NEW               MFS TOTAL              CORE PLUS
                                 DISCOVERY SERIES        RETURN SERIES           FIXED INCOME
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      32,716                 431,961                17,214
                                    ==========            ============            ==========
  Cost                                $489,458              $8,777,857              $197,359
                                    ==========            ============            ==========
  Market Value                        $569,915              $9,455,627              $196,241
 Due from Hartford Life and
  Annuity Insurance Company                 --                   6,572                    --
 Receivable from fund shares
  sold                                      --                      --                    --
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          569,915               9,462,199               196,241
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                      --                    --
 Payable for fund shares
  purchased                                 --                   6,572                    --
 Other liabilities                          14                     284                    --
                                    ----------            ------------            ----------
 Total Liabilities                          14                   6,856                    --
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $569,901              $9,455,343              $196,241
                                    ==========            ============            ==========

                                    EMERGING            EMERGING
                                  MARKETS DEBT       MARKETS EQUITY
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,589                430
                                    =========            =======
  Cost                                $13,959             $4,194
                                    =========            =======
  Market Value                        $14,172             $8,411
 Due from Hartford Life and
  Annuity Insurance Company                --                 --
 Receivable from fund shares
  sold                                     --                 --
 Other assets                              --                 --
                                    ---------            -------
 Total Assets                          14,172              8,411
                                    ---------            -------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --
 Payable for fund shares
  purchased                                --                 --
 Other liabilities                         --                 --
                                    ---------            -------
 Total Liabilities                         --                 --
                                    ---------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $14,172             $8,411
                                    =========            =======

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         U.S. MID CAP
                                    HIGH YIELD              VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,594                 7,835
                                     =========            ==========
  Cost                                 $21,917              $127,947
                                     =========            ==========
  Market Value                         $21,618              $154,670
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --
 Receivable from fund shares
  sold                                      --                    --
 Other assets                               --                    --
                                     ---------            ----------
 Total Assets                           21,618               154,670
                                     ---------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --
 Payable for fund shares
  purchased                                 --                    --
 Other liabilities                          --                    --
                                     ---------            ----------
 Total Liabilities                          --                    --
                                     ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $21,618              $154,670
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FOCUS GROWTH          BALANCED            FLEXIBLE
                                    PORTFOLIO            GROWTH              INCOME
                                 SUB-ACCOUNT (E)       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,346                451                2,235
                                    =========            =======            =========
  Cost                                $35,451             $7,161              $16,604
                                    =========            =======            =========
  Market Value                        $40,157             $7,903              $16,249
 Due from Hartford Life and
  Annuity Insurance Company                --                 --                   --
 Receivable from fund shares
  sold                                     --                 --                   --
 Other assets                              --                 --                   --
                                    ---------            -------            ---------
 Total Assets                          40,157              7,903               16,249
                                    ---------            -------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --                   --
 Payable for fund shares
  purchased                                --                 --                   --
 Other liabilities                         --                 --                   --
                                    ---------            -------            ---------
 Total Liabilities                         --                 --                   --
                                    ---------            -------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $40,157             $7,903              $16,249
                                    =========            =======            =========

                                    DIVIDEND               MONEY
                                     GROWTH                MARKET
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,128               133,469
                                    =========            ==========
  Cost                                $17,136              $133,469
                                    =========            ==========
  Market Value                        $20,383              $133,469
 Due from Hartford Life and
  Annuity Insurance Company                --                    --
 Receivable from fund shares
  sold                                     --                    --
 Other assets                              --                     1
                                    ---------            ----------
 Total Assets                          20,383               133,470
                                    ---------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                    --
 Payable for fund shares
  purchased                                --                    --
 Other liabilities                         --                    --
                                    ---------            ----------
 Total Liabilities                         --                    --
                                    ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $20,383              $133,470
                                    =========            ==========

(e)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                                              CAPITAL
                                  EQUALLY-WEIGHTED          APPRECIATION
                                       S&P 500                FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          757                   57,206
                                      =========             ============
  Cost                                  $13,921               $2,121,401
                                      =========             ============
  Market Value                          $20,806               $2,350,614
 Due from Hartford Life and
  Annuity Insurance Company                  --                    4,197
 Receivable from fund shares
  sold                                       --                       --
 Other assets                                --                       --
                                      ---------             ------------
 Total Assets                            20,806                2,354,811
                                      ---------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                       --
 Payable for fund shares
  purchased                                  --                    4,197
 Other liabilities                           --                       --
                                      ---------             ------------
 Total Liabilities                           --                    4,197
                                      ---------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $20,806               $2,350,614
                                      =========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                      GLOBAL             OPPENHEIMER             PUTNAM VT
                                    SECURITIES           MAIN STREET            DIVERSIFIED
                                     FUND/VA               FUND/VA              INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      25,452                 4,088                 307,866
                                    ==========            ==========            ============
  Cost                                $861,868               $92,868              $2,701,839
                                    ==========            ==========            ============
  Market Value                        $928,759              $100,492              $2,736,933
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Receivable from fund shares
  sold                                      --                    --                      --
 Other assets                               --                    --                       1
                                    ----------            ----------            ------------
 Total Assets                          928,759               100,492               2,736,934
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                          --                    --                      --
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $928,759              $100,492              $2,736,934
                                    ==========            ==========            ============


                                    PUTNAM VT              PUTNAM VT
                                   GLOBAL ASSET          GLOBAL EQUITY
                                 ALLOCATION FUND              FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      52,423                 475,201
                                    ==========            ============
  Cost                                $939,939              $9,605,368
                                    ==========            ============
  Market Value                        $864,978              $6,500,274
 Due from Hartford Life and
  Annuity Insurance Company                 --                     426
 Receivable from fund shares
  sold                                      --                      --
 Other assets                                1                      11
                                    ----------            ------------
 Total Assets                          864,979               6,500,711
                                    ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                      --
 Payable for fund shares
  purchased                                 --                     426
 Other liabilities                          --                      --
                                    ----------            ------------
 Total Liabilities                          --                     426
                                    ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $864,979              $6,500,285
                                    ==========            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  PUTNAM VT          PUTNAM VT
                                 GROWTH AND            HEALTH
                                 INCOME FUND       SCIENCES FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    779,050             79,533
                                =============       ============
  Cost                            $20,322,778           $830,011
                                =============       ============
  Market Value                    $23,011,906         $1,088,809
 Due from Hartford Life and
  Annuity Insurance Company                --                 --
 Receivable from fund shares
  sold                                     --                 --
 Other assets                              34                  5
                                -------------       ------------
 Total Assets                      23,011,940          1,088,814
                                -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --
 Payable for fund shares
  purchased                                --                 --
 Other liabilities                         --                 --
                                -------------       ------------
 Total Liabilities                         --                 --
                                -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $23,011,940         $1,088,814
                                =============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          PUTNAM VT
                               PUTNAM VT                                INTERNATIONAL
                              HIGH YIELD          PUTNAM VT               GROWTH AND
                                 FUND            INCOME FUND             INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares               1,476,871            566,744                 212,014
                             =============       ============            ============
  Cost                         $12,347,939         $7,142,050              $2,759,520
                             =============       ============            ============
  Market Value                 $11,558,902         $7,192,460              $4,096,119
 Due from Hartford Life and
  Annuity Insurance Company          2,492                940                      --
 Receivable from fund
  shares sold                           --                 --                      --
 Other assets                           --                  1                      17
                             -------------       ------------            ------------
 Total Assets                   11,561,394          7,193,401               4,096,136
                             -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             --                 --                      --
 Payable for fund shares
  purchased                          2,492                940                      --
 Other liabilities                      17                 --                      --
                             -------------       ------------            ------------
 Total Liabilities                   2,509                940                      --
                             -------------       ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                  $11,558,885         $7,192,461              $4,096,136
                             =============       ============            ============

                                                  PUTNAM VT
                               PUTNAM VT        INTERNATIONAL
                             INTERNATIONAL    NEW OPPORTUNITIES
                              EQUITY FUND            FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
---------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                 991,891            41,323
                             =============        ==========
  Cost                         $14,876,158          $793,228
                             =============        ==========
  Market Value                 $20,605,471          $757,854
 Due from Hartford Life and
  Annuity Insurance Company          1,753                --
 Receivable from fund
  shares sold                           --                --
 Other assets                           30                --
                             -------------        ----------
 Total Assets                   20,607,254           757,854
                             -------------        ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             --                --
 Payable for fund shares
  purchased                          1,753                --
 Other liabilities                      --                --
                             -------------        ----------
 Total Liabilities                   1,753                --
                             -------------        ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                  $20,605,501          $757,854
                             =============        ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                      PUTNAM VT             MONEY MARKET
                                    INVESTORS FUND              FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         92,507               268,706
                                     ============            ==========
  Cost                                 $1,129,061              $268,706
                                     ============            ==========
  Market Value                         $1,135,066              $268,706
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                   6                    47
                                     ------------            ----------
 Total Assets                           1,135,072               268,753
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    --
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                             --                    --
                                     ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,135,072              $268,753
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                                          PUTNAM VT
                                  NEW OPPORTUNITIES             PUTNAM VT             OTC & EMERGING
                                         FUND                NEW VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         448,646                  156,435                  102,281
                                    ==============            =============            =============
  Cost                                 $13,409,521               $1,882,762               $2,023,699
                                    ==============            =============            =============
  Market Value                          $9,131,602               $2,889,349                 $754,833
 Due from Hartford Life and
  Annuity Insurance Company                 10,296                       --                       --
 Receivable from fund shares
  sold                                          --                       --                       --
 Other assets                                    4                        8                        7
                                    --------------            -------------            -------------
 Total Assets                            9,141,902                2,889,357                  754,840
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                       --
 Payable for fund shares
  purchased                                 10,296                       --                       --
 Other liabilities                              --                       --                       --
                                    --------------            -------------            -------------
 Total Liabilities                          10,296                       --                       --
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $9,131,606               $2,889,357                 $754,840
                                    ==============            =============            =============

                                     PUTNAM VT                PUTNAM VT
                                     SMALL CAP            THE GEORGE PUTNAM
                                    VALUE FUND             FUND OF BOSTON
                                    SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       23,393                   54,341
                                    ===========              ===========
  Cost                                 $534,261                 $550,560
                                    ===========              ===========
  Market Value                         $567,736                 $677,633
 Due from Hartford Life and
  Annuity Insurance Company                  --                       --
 Receivable from fund shares
  sold                                       --                       --
 Other assets                                --                       --
                                    -----------              -----------
 Total Assets                           567,736                  677,633
                                    -----------              -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                       --
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                       --
                                    -----------              -----------
 Total Liabilities                           --                       --
                                    -----------              -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $567,736                 $677,633
                                    ===========              ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      UTILITIES
                                      GROWTH AND              PUTNAM VT
                                     INCOME FUND              VISTA FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         57,221                  72,440
                                     ============            ============
  Cost                                   $962,793              $1,417,139
                                     ============            ============
  Market Value                         $1,020,254              $1,083,698
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                   1                      16
                                     ------------            ------------
 Total Assets                           1,020,255               1,083,714
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             --                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,020,255              $1,083,714
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                                       CAPITAL                 PUTNAM VT
                                 PUTNAM VT          OPPORTUNITIES               EQUITY
                                VOYAGER FUND            FUND                  INCOME FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    580,274              71,476                   90,704
                               ==============       =============            =============
  Cost                            $28,436,261          $1,031,826               $1,160,722
                               ==============       =============            =============
  Market Value                    $17,551,126          $1,217,954               $1,432,213
 Due from Hartford Life and
  Annuity Insurance Company            13,228                  16                       --
 Receivable from fund shares
  sold                                     --                  --                       --
 Other assets                              37                  --                        2
                               --------------       -------------            -------------
 Total Assets                      17,564,391           1,217,970                1,432,215
                               --------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                  --                       --
 Payable for fund shares
  purchased                            13,228                  16                       --
 Other liabilities                         --                  --                       --
                               --------------       -------------            -------------
 Total Liabilities                     13,228                  16                       --
                               --------------       -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $17,551,163          $1,217,954               $1,432,215
                               ==============       =============            =============


                                    GROWTH AND            VAN KAMPEN LIT
                                      INCOME                 COMSTOCK
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       11,553                  275,393
                                    ===========            =============
  Cost                                 $206,863               $3,645,974
                                    ===========            =============
  Market Value                         $253,706               $4,048,281
 Due from Hartford Life and
  Annuity Insurance Company                  --                    4,197
 Receivable from fund shares
  sold                                       --                       --
 Other assets                                --                       --
                                    -----------            -------------
 Total Assets                           253,706                4,052,478
                                    -----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                       --
 Payable for fund shares
  purchased                                  --                    4,197
 Other liabilities                           --                       --
                                    -----------            -------------
 Total Liabilities                           --                    4,197
                                    -----------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $253,706               $4,048,281
                                    ===========            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                               PARTICIPANTS  FAIR VALUE #    LIABILITY
------------------------------------------------------------------------------------
AllianceBernstein VP International Value
 Portfolio                                     107,193    $12.314196      $1,319,992
AllianceBernstein Small/Mid-Cap Value
 Portfolio                                     216,593     11.480951       2,486,688
AIM V.I. Capital Appreciation Fund             200,803     11.261514       2,261,344
AIM V.I. Core Equity Fund                       12,909     14.507758         187,285
AIM V.I. Mid Cap Core Equity Fund              215,235     15.522798       3,341,054
AIM V.I. Small Cap Equity Fund                  15,182     12.253694         186,032
AIM V.I. Capital Development Fund               19,393     12.010285         232,913
American Funds Asset Allocation Fund         1,551,138     14.994647      23,258,760
American Funds Blue Chip Income and
 Growth Fund                                   767,714     16.027025      12,304,164
American Funds Bond Fund                       972,034     11.857928      11,526,309
American Funds Global Growth Fund           12,565,002      1.495637      18,792,692
American Funds Growth Fund                      14,097     14.828943         209,041
American Funds Growth Fund                  56,102,417      1.179431      66,168,930
American Funds Growth-Income Fund               11,219     14.209615         159,415
American Funds Growth-Income Fund           44,422,779      1.459565      64,837,933
American Funds International Fund                7,433     18.998340         141,217
American Funds International Fund            1,293,111     21.656876      28,004,737
American Funds New World Fund                  388,756     23.629455       9,186,092
American Funds Global Small
 Capitalization Fund                         7,268,622      2.032992      14,777,056
Fidelity VIP Asset Manager Portfolio         1,146,739      2.273295       2,606,876
Fidelity VIP Equity-Income Portfolio         7,043,554      3.297550      23,226,472
Fidelity VIP Equity-Income Portfolio            26,165     12.458100         325,969
Fidelity VIP Contrafund Portfolio              316,428     11.911647       3,769,185
Fidelity VIP Overseas Portfolio                463,703      2.539150       1,177,413
Fidelity VIP Mid Cap Portfolio                 183,803     11.950350       2,196,507
Franklin Income Securities Fund                197,493     11.443038       2,259,923
Franklin Small-Mid Cap Growth Securities
 Fund                                            6,533     12.618034          82,435
Franklin Small Cap Value Securities Fund       380,323     19.163059       7,288,158
Franklin Strategic Income Securities
 Fund                                            6,329     15.163760          95,971
Mutual Shares Securities Fund                    4,892     15.916691          77,869
Mutual Shares Securities Fund                  492,868     16.767268       8,264,058
Templeton Developing Markets Securities
 Fund                                              384     28.518907          10,937
Templeton Growth Securities Fund                 4,552     16.032175          72,980
Templeton Growth Securities Fund                41,042     11.681704         479,437
Mutual Discovery Securities Fund                97,675     11.432675       1,116,692
Hartford Advisers HLS Fund                  14,861,332      3.195934      47,495,835
Hartford Total Return Bond HLS Fund         19,625,945      2.362266      46,361,704
Hartford Capital Appreciation HLS Fund      16,225,500      6.569283     106,589,899
Hartford Dividend and Growth HLS Fund       12,207,547      4.068371      49,664,830
Hartford Global Advisers HLS Fund              249,805      1.533670         383,119
Hartford Global Leaders HLS Fund               390,515      1.292115         504,590
Hartford Global Technology HLS Fund            161,841      0.908928         147,101
Hartford Disciplined Equity HLS Fund         5,576,650      1.534766       8,558,853
Hartford Growth Opportunities HLS Fund         290,708     18.435854       5,359,453
Hartford Index HLS Fund                     15,178,410      3.764477      57,138,776
Hartford International Small Company HLS
 Fund                                          227,007     23.147960       5,254,752
Hartford International Opportunities HLS
 Fund                                        6,770,389      2.945663      19,943,287
Hartford MidCap HLS Fund                    12,430,288      3.634263      45,174,935

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                               PARTICIPANTS  FAIR VALUE #    LIABILITY
------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                 389,682    $18.998199      $7,403,258
Hartford Money Market HLS Fund              26,235,479      1.675089      43,946,762
Hartford Mortgage Securities HLS Fund        3,056,711      2.139020       6,538,364
Hartford Small Company HLS Fund              9,649,785      2.228805      21,507,488
Hartford Stock HLS Fund                     14,846,605      3.846378      57,105,654
Hartford Value Opportunities HLS Fund          415,773     18.873752       7,847,191
Lord Abbett America's Value Portfolio           58,447     11.466028         670,159
Lord Abbett Growth and Income Portfolio         70,249     12.161720         854,345
MFS Investors Trust Series                       1,362     11.794638          16,067
MFS New Discovery Series                        37,054     15.380400         569,901
MFS Total Return Series                          2,918     13.751051          40,130
MFS Total Return Series                        682,204     13.801173       9,415,213
Core Plus Fixed Income                          15,488     12.670659         196,241
Emerging Markets Debt                              785     18.051990          14,172
Emerging Markets Equity                            306     27.459996           8,411
High Yield                                       1,500     14.415896          21,618
U.S. Mid Cap Value                               9,870     15.670671         154,670
Focus Growth Portfolio                           3,471     11.567541          40,157
Balanced Growth                                    568     13.903418           7,903
Flexible Income                                  1,134     14.327634          16,249
Dividend Growth                                  1,626     12.534113          20,383
Money Market                                    12,262     10.884529         133,470
Equally-Weighted S&P 500                         1,318     15.782147          20,806
Oppenheimer Capital Appreciation Fund/VA       209,614     11.214030       2,350,614
Oppenheimer Global Securities Fund/VA           73,885     12.570301         928,759
Oppenheimer Main Street Fund/VA                  8,449     11.893698         100,492
Putnam VT Diversified Income Fund              131,458     20.819828       2,736,934
Putnam VT Global Asset Allocation Fund          30,144     28.694786         864,979
Putnam VT Global Equity Fund                   216,155     29.800420       6,441,521
Putnam VT Global Equity Fund                     3,328     17.658324          58,764
Putnam VT Growth and Income Fund               612,732     37.228527      22,811,121
Putnam VT Growth and Income Fund                13,041     15.399391         200,819
Putnam VT Health Sciences Fund                  75,673     14.388482       1,088,814
Putnam VT High Yield Fund                      428,790     25.143715      10,781,380
Putnam VT High Yield Fund                       56,441     13.775449         777,505
Putnam VT Income Fund                          303,291     21.318359       6,465,659
Putnam VT Income Fund                           65,354     11.120988         726,802
Putnam VT International Growth and
 Income Fund                                   197,967     20.691059       4,096,136
Putnam VT International Equity Fund            979,090     20.138797      19,717,685
Putnam VT International Equity Fund             45,022     19.719498         887,816
Putnam VT International New
 Opportunities Fund                             44,245     17.128684         757,854
Putnam VT Investors Fund                        92,763     12.236223       1,135,072
Putnam VT Money Market Fund                    161,668      1.662379         268,753
Putnam VT New Opportunities Fund               365,885     24.472443       8,954,103
Putnam VT New Opportunities Fund                11,697     15.175568         177,503
Putnam VT New Value Fund                       133,284     21.678201       2,889,357
Putnam VT OTC & Emerging Growth Fund            94,658      7.974374         754,840
Putnam VT Small Cap Value Fund                  48,107     11.801519         567,736

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                             UNITS
                                            OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                               PARTICIPANTS  FAIR VALUE #    LIABILITY
------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston                                         42,590    $15.910698        $677,633
Putnam VT Utilities Growth and Income
 Fund                                           32,196     31.688447       1,020,255
Putnam VT Vista Fund                            79,512     13.629598       1,083,714
Putnam VT Voyager Fund                         532,959     32.251178      17,188,555
Putnam VT Voyager Fund                          27,627     13.125279         362,608
Putnam VT Capital Opportunities Fund            67,540     18.033203       1,217,954
Putnam VT Equity Income Fund                    89,879     15.934960       1,432,215
Growth and Income                               16,764     15.133669         253,706
Van Kampen LIT Comstock                        336,078     12.045674       4,048,281

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                  VP INTERNATIONAL       SMALL/MID-CAP
                                  VALUE PORTFOLIO       VALUE PORTFOLIO
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $146                  $512
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (27)                  263
 Net realized gain on
  distributions                             208                15,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           112,587               200,445
                                     ----------            ----------
  Net gain (loss) on
   investments                          112,768               215,829
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $112,914              $216,341
                                     ==========            ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.               AIM V.I.               AIM V.I.
                                      CAPITAL               CORE EQUITY           MID CAP CORE
                                 APPRECIATION FUND             FUND               EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (B)(C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,264                 $2,623                $30,705
                                     ----------              ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     704                 18,773                 10,765
 Net realized gain on
  distributions                              --                     --                327,156
 Net unrealized appreciation
  (depreciation) of
  investments during the year           197,248                  1,860                (19,932)
                                     ----------              ---------             ----------
  Net gain (loss) on
   investments                          197,952                 20,633                317,989
                                     ----------              ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $199,216                $23,256               $348,694
                                     ==========              =========             ==========

                                                       AIM V.I.               AMERICAN
                                   AIM V.I.             CAPITAL             FUNDS ASSET
                                   SMALL CAP          DEVELOPMENT            ALLOCATION
                                  EQUITY FUND            FUND                   FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (D)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                 $ --                $476,433
                                    -------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  15                6,185                   6,506
 Net realized gain on
  distributions                       6,963                3,956                 245,264
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,757               13,646               1,928,627
                                    -------            ---------            ------------
  Net gain (loss) on
   investments                        8,735               23,787               2,180,397
                                    -------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $8,735              $23,787              $2,656,830
                                    =======            =========            ============

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

(d) Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       AMERICAN
                                      FUNDS BLUE
                                     CHIP INCOME              AMERICAN
                                      AND GROWTH             FUNDS BOND
                                         FUND                   FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $115,341              $370,473
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,650                 1,719
 Net realized gain on
  distributions                           521,616                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,029,098               314,003
                                     ------------            ----------
  Net gain (loss) on
   investments                          1,552,364               315,722
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,667,705              $686,195
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AMERICAN                AMERICAN                AMERICAN
                                    FUNDS GLOBAL            FUNDS GROWTH            FUNDS GROWTH
                                    GROWTH FUND                 FUND                INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $140,973                $502,266                $944,455
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (2,215)                (10,063)                 15,478
 Net realized gain on
  distributions                               --                 385,507               1,406,301
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,903,904               4,947,931               6,005,659
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         2,901,689               5,323,375               7,427,438
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,042,662              $5,825,641              $8,371,893
                                    ============            ============            ============

                                                                                      AMERICAN
                                      AMERICAN                                      FUNDS GLOBAL
                                       FUNDS                  AMERICAN                 SMALL
                                   INTERNATIONAL             FUNDS NEW             CAPITALIZATION
                                        FUND                 WORLD FUND                 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $424,143                $101,538                 $59,217
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (8,310)                149,393                 173,758
 Net realized gain on
  distributions                          218,297                  50,769                 661,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,597,801               1,729,800               1,951,511
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         3,807,788               1,929,962               2,787,077
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,231,931              $2,031,500              $2,846,294
                                    ============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FIDELITY VIP           FIDELITY VIP
                                   ASSET MANAGER          EQUITY-INCOME
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $84,792                $713,733
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,392                  40,679
 Net realized gain on
  distributions                              --               2,601,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year           120,628                 622,617
                                     ----------            ------------
  Net gain (loss) on
   investments                          123,020               3,264,364
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $207,812              $3,978,097
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                    CONTRAFUND             OVERSEAS              MID CAP
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $26,119               $10,034                  $989
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (148)                  542                 7,144
 Net realized gain on
  distributions                        280,805                 6,976                65,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (45,466)              172,044                82,956
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                         235,191               179,562               156,048
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $261,310              $189,596              $157,037
                                    ==========            ==========            ==========

                                                      FRANKLIN SMALL-
                                                          MID CAP           FRANKLIN SMALL
                                 FRANKLIN INCOME          GROWTH              CAP VALUE
                                 SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,176               $ --                 $49,225
                                    ----------            -------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    258                (37)                 82,949
 Net realized gain on
  distributions                            425                 --                 275,451
 Net unrealized appreciation
  (depreciation) of
  investments during the year          101,253              4,017                 680,865
                                    ----------            -------            ------------
  Net gain (loss) on
   investments                         101,936              3,980               1,039,265
                                    ----------            -------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $105,112             $3,980              $1,088,490
                                    ==========            =======            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 FRANKLIN STRATEGIC
                                       INCOME              MUTUAL SHARES
                                     SECURITIES              SECURITIES
                                        FUND                    FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,621                  $105,693
                                       -------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     86                   (25,641)
 Net realized gain on
  distributions                            606                   269,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year              203                   851,251
                                       -------              ------------
  Net gain (loss) on
   investments                             895                 1,094,783
                                       -------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,516                $1,200,476
                                       =======              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   TEMPLETON
                                  DEVELOPING           TEMPLETON
                                    MARKETS             GROWTH
                                  SECURITIES          SECURITIES         MUTUAL DISCOVERY
                                     FUND                FUND             SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $127                 $830                $1,884
                                    -------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 971                  882                    (2)
 Net realized gain on
  distributions                          --                2,313                 6,661
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,583               37,229                70,880
                                    -------            ---------             ---------
  Net gain (loss) on
   investments                        2,554               40,424                77,539
                                    -------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,681              $41,254               $79,423
                                    =======            =========             =========


                                                              HARTFORD           HARTFORD
                                      HARTFORD              TOTAL RETURN          CAPITAL
                                      ADVISERS                  BOND           APPRECIATION
                                      HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,089,801              $2,229,837          $1,364,634
                                    ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  245,317                   4,480             126,184
 Net realized gain on
  distributions                        3,386,794                   5,969          12,762,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year             48,057                (128,266)            946,728
                                    ------------            ------------       -------------
  Net gain (loss) on
   investments                         3,680,168                (117,817)         13,834,996
                                    ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,769,969              $2,112,020         $15,199,630
                                    ============            ============       =============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD
                                     DIVIDEND AND            HARTFORD
                                        GROWTH            GLOBAL ADVISERS
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $817,219              $11,462
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   286,337                6,651
 Net realized gain on
  distributions                         3,460,024               14,101
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,121,035                4,026
                                     ------------            ---------
  Net gain (loss) on
   investments                          7,867,396               24,778
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,684,615              $36,240
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                    HARTFORD              HARTFORD              DISCIPLINED
                                 GLOBAL LEADERS       GLOBAL TECHNOLOGY            EQUITY
                                    HLS FUND              HLS FUND                HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,868                  $ --                  $93,861
                                    ---------             ---------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                15,104                 4,778                   89,432
 Net realized gain on
  distributions                        27,094                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          19,425                 9,632                  816,740
                                    ---------             ---------             ------------
  Net gain (loss) on
   investments                         61,623                14,410                  906,172
                                    ---------             ---------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $65,491               $14,410               $1,000,033
                                    =========             =========             ============

                                     HARTFORD                                        HARTFORD
                                      GROWTH                 HARTFORD             INTERNATIONAL
                                   OPPORTUNITIES              INDEX               SMALL COMPANY
                                     HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $40,785                $925,736                 $86,642
                                    -----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (124,167)              1,056,753                   9,229
 Net realized gain on
  distributions                         585,001               5,976,809                 548,923
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,392)               (134,900)                449,457
                                    -----------            ------------            ------------
  Net gain (loss) on
   investments                          415,442               6,898,662               1,007,609
                                    -----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $456,227              $7,824,398              $1,094,251
                                    ===========            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD
                                    INTERNATIONAL         HARTFORD
                                    OPPORTUNITIES          MIDCAP
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $474,549            $476,391
                                     ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    44,915             186,763
 Net realized gain on
  distributions                         1,476,282           6,766,710
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,887,345          (2,488,132)
                                     ------------       -------------
  Net gain (loss) on
   investments                          3,408,542           4,465,341
                                     ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,883,091          $4,941,732
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                       HARTFORD
                                       MIDCAP                 HARTFORD               MORTGAGE
                                       VALUE                MONEY MARKET            SECURITIES
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $61,580              $1,937,936               $662,033
                                    ------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   18,815                      --                  3,138
 Net realized gain on
  distributions                          654,611                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            331,567                      --               (369,141)
                                    ------------            ------------            -----------
  Net gain (loss) on
   investments                         1,004,993                      --               (366,003)
                                    ------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,066,573              $1,937,936               $296,030
                                    ============            ============            ===========

                                                                                      HARTFORD
                                      HARTFORD                HARTFORD                 VALUE
                                   SMALL COMPANY               STOCK               OPPORTUNITIES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $38,685                $725,324                 $96,854
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  367,368                 575,920                 215,123
 Net realized gain on
  distributions                        3,224,194               3,171,069               1,095,873
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (766,611)              3,183,060                 144,844
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         2,824,951               6,930,049               1,455,840
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,863,636              $7,655,373              $1,552,694
                                    ============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    LORD ABBETT          LORD ABBETT
                                     AMERICA'S           GROWTH AND
                                  VALUE PORTFOLIO     INCOME PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,965              $10,044
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     15                   24
 Net realized gain on
  distributions                          8,307               26,914
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,025               34,278
                                     ---------            ---------
  Net gain (loss) on
   investments                          30,347               61,216
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $40,312              $71,260
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        MFS NEW
                                 MFS INVESTORS         DISCOVERY            MFS TOTAL
                                 TRUST SERIES           SERIES            RETURN SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30                  $ --              $185,186
                                     -----             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4                 5,207                32,859
 Net realized gain on
  distributions                         --                 9,281               248,189
 Net unrealized appreciation
  (depreciation) of
  investments during the year          818                49,436               476,261
                                     -----             ---------            ----------
  Net gain (loss) on
   investments                         822                63,924               757,309
                                     -----             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $852               $63,924              $942,495
                                     =====             =========            ==========


                                   CORE PLUS           EMERGING           EMERGING
                                  FIXED INCOME       MARKETS DEBT      MARKETS EQUITY
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,809             $1,183                $51
                                    --------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (7)                34                 38
 Net realized gain on
  distributions                          905                257                157
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,084)              (107)             1,979
                                    --------            -------            -------
  Net gain (loss) on
   investments                          (186)               184              2,174
                                    --------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,623             $1,367             $2,225
                                    ========            =======            =======

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    TECHNOLOGY         HIGH YIELD
                                 SUB-ACCOUNT (E)       SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --              $1,644
                                      ------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  274                  20
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (156)                 27
                                      ------             -------
  Net gain (loss) on
   investments                           118                  47
                                      ------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $118              $1,691
                                      ======             =======

(e)  This fund closed on April 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  U.S. MID CAP         FOCUS GROWTH        BALANCED
                                      VALUE             PORTFOLIO           GROWTH
                                   SUB-ACCOUNT       SUB-ACCOUNT (F)      SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $357               $ --              $157
                                    ---------             ------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,197                (25)               --
 Net realized gain on
  distributions                        15,413                 --               322
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,050               (436)              303
                                    ---------             ------             -----
  Net gain (loss) on
   investments                         23,660               (461)              625
                                    ---------             ------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $24,017              $(461)             $782
                                    =========             ======             =====

                                  FLEXIBLE          DIVIDEND
                                   INCOME            GROWTH           MONEY MARKET
                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $895               $184              $12,698
                                    -----            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3)                 5                   --
 Net realized gain on
  distributions                        --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (56)             1,742                   --
                                    -----            -------            ---------
  Net gain (loss) on
   investments                        (59)             1,747                   --
                                    -----            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $836             $1,931              $12,698
                                    =====            =======            =========

(f)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                     EQUALLY-             CAPITAL
                                     WEIGHTED           APPRECIATION
                                     S&P 500              FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $207                    $2
                                     --------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,177                 1,594
 Net realized gain on
  distributions                         1,038                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,693)              229,218
                                     --------            ----------
  Net gain (loss) on
   investments                          3,522               230,812
                                     --------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,729              $230,814
                                     ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                     GLOBAL            OPPENHEIMER          PUTNAM VT
                                   SECURITIES          MAIN STREET         DIVERSIFIED
                                     FUND/VA             FUND/VA           INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,444               $300              $158,917
                                    ---------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,102)                48                 5,145
 Net realized gain on
  distributions                        27,528                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          63,536              7,573                 9,619
                                    ---------            -------            ----------
  Net gain (loss) on
   investments                         82,962              7,621                14,764
                                    ---------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $87,406             $7,921              $173,681
                                    =========            =======            ==========

                                    PUTNAM VT
                                   GLOBAL ASSET            PUTNAM VT               PUTNAM VT
                                    ALLOCATION           GLOBAL EQUITY             GROWTH AND
                                       FUND                   FUND                INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $32,584                 $36,648                $371,651
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (43,547)                223,672                  32,613
 Net realized gain on
  distributions                             --                      --                 496,007
 Net unrealized appreciation
  (depreciation) of
  investments during the year          128,861               1,106,796               2,336,171
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                          85,314               1,330,468               2,864,791
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $117,898              $1,367,116              $3,236,442
                                    ==========            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     PUTNAM VT             PUTNAM VT
                                      HEALTH               HIGH YIELD
                                   SCIENCES FUND              FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,492                $890,122
                                     ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,515                  61,582
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,025                 227,201
                                     ---------            ------------
  Net gain (loss) on
   investments                          24,540                 288,783
                                     ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $31,032              $1,178,905
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                                        INTERNATIONAL            PUTNAM VT
                                    PUTNAM VT             GROWTH AND           INTERNATIONAL
                                   INCOME FUND           INCOME FUND            EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $288,647               $54,116                $145,760
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,275               216,951                 345,122
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           38,094               681,520               4,105,243
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                          40,369               898,471               4,450,365
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $329,016              $952,587              $4,596,125
                                    ==========            ==========            ============

                                    PUTNAM VT
                                  INTERNATIONAL
                                       NEW                                      PUTNAM VT
                                  OPPORTUNITIES           PUTNAM VT           MONEY MARKET
                                       FUND             INVESTORS FUND            FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,244                $7,355              $13,244
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (79,213)              (32,852)                  --
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          241,574               175,218                   --
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         162,361               142,366                   --
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $173,605              $149,721              $13,244
                                    ==========            ==========            =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                        NEW                PUTNAM VT
                                   OPPORTUNITIES           NEW VALUE
                                        FUND                  FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,526               $34,064
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  26,036                40,757
 Net realized gain on
  distributions                              --               180,720
 Net unrealized appreciation
  (depreciation) of
  investments during the year           700,673               159,167
                                     ----------            ----------
  Net gain (loss) on
   investments                          726,709               380,644
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $741,235              $414,708
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                  PUTNAM VT
                                       OTC &               PUTNAM VT           THE GEORGE
                                     EMERGING              SMALL CAP           PUTNAM FUND
                                    GROWTH FUND           VALUE FUND            OF BOSTON
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $846              $19,068
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (342,628)              (2,561)              13,966
 Net realized gain on
  distributions                              --               25,909               24,652
 Net unrealized appreciation
  (depreciation) of
  investments during the year           437,706               29,291               22,709
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                           95,078               52,639               61,327
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $95,078              $53,485              $80,395
                                    ===========            =========            =========

                                    PUTNAM VT
                                 UTILITIES GROWTH
                                    AND INCOME             PUTNAM VT             PUTNAM VT
                                       FUND               VISTA FUND            VOYAGER FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $36,893                   $ --               $66,353
                                    ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (7,096)              (254,626)              (49,127)
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          246,317                336,879               978,380
                                    ----------            -----------            ----------
  Net gain (loss) on
   investments                         239,221                 82,253               929,253
                                    ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $276,114                $82,253              $995,606
                                    ==========            ===========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                      CAPITAL              PUTNAM VT
                                   OPPORTUNITIES         EQUITY INCOME          GROWTH AND            VAN KAMPEN
                                        FUND                  FUND                INCOME             LIT COMSTOCK
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $896               $13,859               $2,012                $8,004
                                     ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4,212                   517                 (269)                  222
 Net realized gain on
  distributions                          65,223                37,491               13,361                37,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year            71,120               159,886               17,663               400,090
                                     ----------            ----------            ---------            ----------
  Net gain (loss) on
   investments                          140,555               197,894               30,755               437,527
                                     ----------            ----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $141,451              $211,753              $32,767              $445,531
                                     ==========            ==========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL         SMALL/MID-CAP
                                   VALUE PORTFOLIO         VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $146                    $512
 Net realized gain (loss) on
  security transactions                       (27)                    263
 Net realized gain on
  distributions                               208                  15,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year             112,587                 200,445
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              112,914                 216,341
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 37,380                 153,468
 Net transfers                          1,190,779               2,220,080
 Surrenders for benefit
  payments and fees                           (87)                (44,520)
 Net loan activity                             --                      --
 Cost of insurance                        (20,994)                (80,293)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,207,078               2,248,735
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,319,992               2,465,076
NET ASSETS:
 Beginning of year                             --                  21,612
                                     ------------            ------------
 End of year                           $1,319,992              $2,486,688
                                     ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                AIM V.I.                AIM V.I.
                                      CAPITAL               CORE EQUITY             MID CAP CORE
                                 APPRECIATION FUND              FUND                EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $1,264                 $2,623                  $30,705
 Net realized gain (loss) on
  security transactions                      704                 18,773                   10,765
 Net realized gain on
  distributions                               --                     --                  327,156
 Net unrealized appreciation
  (depreciation) of
  investments during the year            197,248                  1,860                  (19,932)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             199,216                 23,256                  348,694
                                    ------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                               145,164                 34,746                  399,560
 Net transfers                         2,017,624                  5,867                 (234,668)
 Surrenders for benefit
  payments and fees                      (54,111)                    --                  (90,101)
 Net loan activity                            --                     --                   (3,895)
 Cost of insurance                       (75,137)               (16,957)                (237,352)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,033,540                 23,656                 (166,456)
                                    ------------             ----------             ------------
 Net increase (decrease) in
  net assets                           2,232,756                 46,912                  182,238
NET ASSETS:
 Beginning of year                        28,588                140,373                3,158,816
                                    ------------             ----------             ------------
 End of year                          $2,261,344               $187,285               $3,341,054
                                    ============             ==========             ============

                                     AIM V.I.              AIM V.I.          AMERICAN
                                      SMALL                CAPITAL          FUNDS ASSET
                                    CAP EQUITY           DEVELOPMENT        ALLOCATION
                                       FUND                  FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (D)      SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                    $ --                  $ --            $476,433
 Net realized gain (loss) on
  security transactions                     15                 6,185               6,506
 Net realized gain on
  distributions                          6,963                 3,956             245,264
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,757                13,646           1,928,627
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,735                23,787           2,656,830
                                    ----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                              30,557                27,842           2,690,932
 Net transfers                         139,922               192,681           3,366,155
 Surrenders for benefit
  payments and fees                      2,299                    --            (528,313)
 Net loan activity                          --                    --             (72,720)
 Cost of insurance                     (11,616)              (11,397)         (1,531,471)
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    161,162               209,126           3,924,583
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets                           169,897               232,913           6,581,413
NET ASSETS:
 Beginning of year                      16,135                    --          16,677,347
                                    ----------            ----------       -------------
 End of year                          $186,032              $232,913         $23,258,760
                                    ==========            ==========       =============

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

(d) Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AMERICAN
                                 FUNDS BLUE
                                 CHIP INCOME          AMERICAN
                                 AND GROWTH          FUNDS BOND
                                    FUND                FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income               $115,341            $370,473
 Net realized gain (loss) on
  security transactions                 1,650               1,719
 Net realized gain on
  distributions                       521,616                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,029,098             314,003
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,667,705             686,195
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,447,424           1,261,165
 Net transfers                      1,559,419           2,892,995
 Surrenders for benefit
  payments and fees                  (257,755)           (197,519)
 Net loan activity                     (7,636)               (272)
 Cost of insurance                   (744,335)           (714,514)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,997,117           3,241,855
                                -------------       -------------
 Net increase (decrease) in
  net assets                        3,664,822           3,928,050
NET ASSETS:
 Beginning of year                  8,639,342           7,598,259
                                -------------       -------------
 End of year                      $12,304,164         $11,526,309
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN                 AMERICAN                 AMERICAN
                               FUNDS GLOBAL             FUNDS GROWTH             FUNDS GROWTH-
                                GROWTH FUND                 FUND                  INCOME FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $140,973                 $502,266                 $944,455
 Net realized gain (loss) on
  security transactions               (2,215)                 (10,063)                  15,478
 Net realized gain on
  distributions                           --                  385,507                1,406,301
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,903,904                4,947,931                6,005,659
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,042,662                5,825,641                8,371,893
                               -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                         1,943,524                6,732,625                7,604,205
 Net transfers                     1,431,507                2,517,648                1,060,009
 Surrenders for benefit
  payments and fees                 (366,707)              (2,106,567)              (2,025,850)
 Net loan activity                   (18,009)                 (66,754)                 (17,711)
 Cost of insurance                (1,067,034)              (3,784,818)              (3,929,637)
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,923,281                3,292,134                2,691,016
                               -------------            -------------            -------------
 Net increase (decrease) in
  net assets                       4,965,943                9,117,775               11,062,909
NET ASSETS:
 Beginning of year                13,826,749               57,260,196               53,934,439
                               -------------            -------------            -------------
 End of year                     $18,792,692              $66,377,971              $64,997,348
                               =============            =============            =============

                                                                                  AMERICAN
                                 AMERICAN                                       FUNDS GLOBAL
                                   FUNDS                  AMERICAN                  SMALL
                               INTERNATIONAL             FUNDS NEW             CAPITALIZATION
                                   FUND                  WORLD FUND                 FUND
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income              $424,143                $101,538                  $59,217
 Net realized gain (loss) on
  security transactions               (8,310)                149,393                  173,758
 Net realized gain on
  distributions                      218,297                  50,769                  661,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,597,801               1,729,800                1,951,511
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,231,931               2,031,500                2,846,294
                               -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                         2,642,569                 621,039                1,022,717
 Net transfers                     4,030,063               1,224,993                 (921,061)
 Surrenders for benefit
  payments and fees                 (509,872)               (132,141)                (199,446)
 Net loan activity                    (1,396)                (35,747)                 (18,669)
 Cost of insurance                (1,468,600)               (403,444)                (725,480)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,692,764               1,274,700                 (841,939)
                               -------------            ------------            -------------
 Net increase (decrease) in
  net assets                       8,924,695               3,306,200                2,004,355
NET ASSETS:
 Beginning of year                19,221,259               5,879,892               12,772,701
                               -------------            ------------            -------------
 End of year                     $28,145,954              $9,186,092              $14,777,056
                               =============            ============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER            EQUITY-INCOME
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $84,792                 $713,733
 Net realized gain (loss) on
  security transactions                     2,392                   40,679
 Net realized gain on
  distributions                                --                2,601,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year             120,628                  622,617
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              207,812                3,978,097
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                2,160,175
 Net transfers                           (550,703)                (303,634)
 Surrenders for benefit
  payments and fees                       (55,042)              (1,163,015)
 Net loan activity                             --                  (16,387)
 Cost of insurance                       (161,717)              (1,393,545)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (767,462)                (716,406)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (559,650)               3,261,691
NET ASSETS:
 Beginning of year                      3,166,526               20,290,750
                                     ------------            -------------
 End of year                           $2,606,876              $23,552,441
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP            FIDELITY VIP            FIDELITY VIP
                                     CONTRAFUND               OVERSEAS                MID CAP
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $26,119                 $10,034                    $989
 Net realized gain (loss) on
  security transactions                     (148)                    542                   7,144
 Net realized gain on
  distributions                          280,805                   6,976                  65,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (45,466)                172,044                  82,956
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             261,310                 189,596                 157,037
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               264,999                      --                 189,400
 Net transfers                         2,802,154                 (38,468)              1,310,473
 Surrenders for benefit
  payments and fees                      (25,127)                (40,582)                (12,519)
 Net loan activity                        (3,676)                 (7,199)                     --
 Cost of insurance                      (177,257)                (56,646)               (113,583)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,861,093                (142,895)              1,373,771
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,122,403                  46,701               1,530,808
NET ASSETS:
 Beginning of year                       646,782               1,130,712                 665,699
                                    ------------            ------------            ------------
 End of year                          $3,769,185              $1,177,413              $2,196,507
                                    ============            ============            ============

                                                         FRANKLIN SMALL-
                                                             MID CAP            FRANKLIN SMALL
                                                             GROWTH               CAP VALUE
                                  FRANKLIN INCOME          SECURITIES             SECURITIES
                                  SECURITIES FUND             FUND                   FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $3,176                 $ --                 $49,225
 Net realized gain (loss) on
  security transactions                      258                  (37)                 82,949
 Net realized gain on
  distributions                              425                   --                 275,451
 Net unrealized appreciation
  (depreciation) of
  investments during the year            101,253                4,017                 680,865
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             105,112                3,980               1,088,490
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               135,838                6,975                 825,149
 Net transfers                         2,058,941               45,733                (977,297)
 Surrenders for benefit
  payments and fees                        2,734                   --                (180,986)
 Net loan activity                            --                   --                 (10,562)
 Cost of insurance                       (42,702)              (4,051)               (462,112)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,154,811               48,657                (805,808)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                           2,259,923               52,637                 282,682
NET ASSETS:
 Beginning of year                            --               29,798               7,005,476
                                    ------------            ---------            ------------
 End of year                          $2,259,923              $82,435              $7,288,158
                                    ============            =========            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 FRANKLIN STRATEGIC
                                       INCOME              MUTUAL SHARES
                                     SECURITIES              SECURITIES
                                        FUND                    FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $4,621                 $105,693
 Net realized gain (loss) on
  security transactions                      86                  (25,641)
 Net realized gain on
  distributions                             606                  269,173
 Net unrealized appreciation
  (depreciation) of
  investments during the year               203                  851,251
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,516                1,200,476
                                      ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                4,021                1,000,666
 Net transfers                           80,780                 (147,609)
 Surrenders for benefit
  payments and fees                          --                 (125,736)
 Net loan activity                           --                  (16,750)
 Cost of insurance                       (4,284)                (546,126)
                                      ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      80,517                  164,445
                                      ---------             ------------
 Net increase (decrease) in
  net assets                             86,033                1,364,921
NET ASSETS:
 Beginning of year                        9,938                6,977,006
                                      ---------             ------------
 End of year                            $95,971               $8,341,927
                                      =========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    TEMPLETON
                                   DEVELOPING            TEMPLETON
                                     MARKETS               GROWTH
                                   SECURITIES            SECURITIES          MUTUAL DISCOVERY
                                      FUND                  FUND             SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $127                  $830                  $1,884
 Net realized gain (loss) on
  security transactions                   971                   882                      (2)
 Net realized gain on
  distributions                            --                 2,313                   6,661
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,583                37,229                  70,880
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,681                41,254                  79,423
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,021                 8,145                  39,280
 Net transfers                            572               468,027               1,026,091
 Surrenders for benefit
  payments and fees                      (246)                   57                  (4,669)
 Net loan activity                     (5,261)               (8,350)                     --
 Cost of insurance                       (881)              (13,030)                (23,433)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,795)              454,849               1,037,269
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (1,114)              496,103               1,116,692
NET ASSETS:
 Beginning of year                     12,051                56,314                      --
                                    ---------            ----------            ------------
 End of year                          $10,937              $552,417              $1,116,692
                                    =========            ==========            ============


                                                     HARTFORD             HARTFORD
                                 HARTFORD          TOTAL RETURN           CAPITAL
                                 ADVISERS              BOND             APPRECIATION
                                 HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income            $1,089,801          $2,229,837           $1,364,634
 Net realized gain (loss) on
  security transactions              245,317               4,480              126,184
 Net realized gain on
  distributions                    3,386,794               5,969           12,762,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year         48,057            (128,266)             946,728
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,769,969           2,112,020           15,199,630
                               -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         5,059,406           4,308,742            8,045,334
 Net transfers                    (3,250,583)          3,105,494              715,505
 Surrenders for benefit
  payments and fees               (3,602,804)         (1,323,444)          (3,035,791)
 Net loan activity                   (87,409)            (24,189)             (82,247)
 Cost of insurance                (3,512,170)         (2,961,355)          (6,163,135)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,393,560)          3,105,248             (520,334)
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets                        (623,591)          5,217,268           14,679,296
NET ASSETS:
 Beginning of year                48,119,426          41,144,436           91,910,603
                               -------------       -------------       --------------
 End of year                     $47,495,835         $46,361,704         $106,589,899
                               =============       =============       ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD
                                DIVIDEND AND              HARTFORD
                                   GROWTH              GLOBAL ADVISERS
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $817,219                $11,462
 Net realized gain (loss) on
  security transactions               286,337                  6,651
 Net realized gain on
  distributions                     3,460,024                 14,101
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,121,035                  4,026
                                -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,684,615                 36,240
                                -------------            -----------
UNIT TRANSACTIONS:
 Purchases                          4,755,444                     --
 Net transfers                       (406,986)              (140,936)
 Surrenders for benefit
  payments and fees                (1,562,595)               (28,037)
 Net loan activity                    (69,130)                    --
 Cost of insurance                 (2,937,206)               (22,178)
                                -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (220,473)              (191,151)
                                -------------            -----------
 Net increase (decrease) in
  net assets                        8,464,142               (154,911)
NET ASSETS:
 Beginning of year                 41,200,688                538,030
                                -------------            -----------
 End of year                      $49,664,830               $383,119
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD               HARTFORD
                                     HARTFORD               GLOBAL              DISCIPLINED
                                  GLOBAL LEADERS          TECHNOLOGY               EQUITY
                                     HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $3,868                  $ --                 $93,861
 Net realized gain (loss) on
  security transactions                 15,104                 4,778                  89,432
 Net realized gain on
  distributions                         27,094                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,425                 9,632                 816,740
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            65,491                14,410               1,000,033
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                 897,232
 Net transfers                          (7,971)               (4,265)               (675,226)
 Surrenders for benefit
  payments and fees                    (36,425)                   --                (220,148)
 Net loan activity                         (57)                   --                   4,980
 Cost of insurance                     (23,885)              (12,828)               (567,289)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (68,338)              (17,093)               (560,451)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            (2,847)               (2,683)                439,582
NET ASSETS:
 Beginning of year                     507,437               149,784               8,119,271
                                    ----------            ----------            ------------
 End of year                          $504,590              $147,101              $8,558,853
                                    ==========            ==========            ============

                                                                                   HARTFORD
                                      HARTFORD                                  INTERNATIONAL
                                       GROWTH             HARTFORD                  SMALL
                                    OPPORTUNITIES           INDEX                  COMPANY
                                      HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $40,785            $925,736                 $86,642
 Net realized gain (loss) on
  security transactions                  (124,167)          1,056,753                   9,229
 Net realized gain on
  distributions                           585,001           5,976,809                 548,923
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (45,392)           (134,900)                449,457
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              456,227           7,824,398               1,094,251
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                634,356           4,938,652                 482,424
 Net transfers                         (2,059,071)         (8,073,683)                693,316
 Surrenders for benefit
  payments and fees                      (172,710)         (2,118,052)               (130,004)
 Net loan activity                           (467)            (11,345)                     --
 Cost of insurance                       (405,303)         (3,438,487)               (240,839)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,003,195)         (8,702,915)                804,897
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                           (1,546,968)           (878,517)              1,899,148
NET ASSETS:
 Beginning of year                      6,906,421          58,017,293               3,355,604
                                    -------------       -------------            ------------
 End of year                           $5,359,453         $57,138,776              $5,254,752
                                    =============       =============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD
                                INTERNATIONAL         HARTFORD
                                OPPORTUNITIES          MIDCAP
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income               $474,549            $476,391
 Net realized gain (loss) on
  security transactions                44,915             186,763
 Net realized gain on
  distributions                     1,476,282           6,766,710
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,887,345          (2,488,132)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,883,091           4,941,732
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,859,487           3,419,745
 Net transfers                        933,696             490,286
 Surrenders for benefit
  payments and fees                  (697,045)         (1,910,189)
 Net loan activity                     (2,630)            (26,584)
 Cost of insurance                 (1,005,431)         (2,572,885)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,088,077            (599,627)
                                -------------       -------------
 Net increase (decrease) in
  net assets                        4,971,168           4,342,105
NET ASSETS:
 Beginning of year                 14,972,119          40,832,830
                                -------------       -------------
 End of year                      $19,943,287         $45,174,935
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                       MIDCAP             HARTFORD                 HARTFORD
                                       VALUE            MONEY MARKET         MORTGAGE SECURITIES
                                      HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $61,580           $1,937,936                $662,033
 Net realized gain (loss) on
  security transactions                   18,815                   --                   3,138
 Net realized gain on
  distributions                          654,611                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            331,567                   --                (369,141)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,066,573            1,937,936                 296,030
                                    ------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               703,201           39,044,473                 657,833
 Net transfers                         1,273,328          (18,477,193)               (133,074)
 Surrenders for benefit
  payments and fees                     (120,417)         (15,041,536)               (150,119)
 Net loan activity                        (7,818)            (271,056)                     --
 Cost of insurance                      (370,559)          (4,111,266)               (393,581)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,477,735            1,143,422                 (18,941)
                                    ------------       --------------            ------------
 Net increase (decrease) in
  net assets                           2,544,308            3,081,358                 277,089
NET ASSETS:
 Beginning of year                     4,858,950           40,865,404               6,261,275
                                    ------------       --------------            ------------
 End of year                          $7,403,258          $43,946,762              $6,538,364
                                    ============       ==============            ============

                                                                              HARTFORD
                                      HARTFORD            HARTFORD              VALUE
                                    SMALL COMPANY           STOCK           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                    $38,685            $725,324             $96,854
 Net realized gain (loss) on
  security transactions                   367,368             575,920             215,123
 Net realized gain on
  distributions                         3,224,194           3,171,069           1,095,873
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (766,611)          3,183,060             144,844
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,863,636           7,655,373           1,552,694
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              1,598,547           5,393,583           1,221,566
 Net transfers                         (1,032,291)         (1,609,458)         (4,413,139)
 Surrenders for benefit
  payments and fees                      (909,598)         (2,930,035)           (149,526)
 Net loan activity                        (14,740)            (74,590)             (1,788)
 Cost of insurance                     (1,183,434)         (3,463,305)           (597,018)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,541,516)         (2,683,805)         (3,939,905)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            1,322,120           4,971,568          (2,387,211)
NET ASSETS:
 Beginning of year                     20,185,368          52,134,086          10,234,402
                                    -------------       -------------       -------------
 End of year                          $21,507,488         $57,105,654          $7,847,191
                                    =============       =============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          LORD ABBETT
                                    LORD ABBETT            GROWTH AND
                                     AMERICA'S               INCOME
                                  VALUE PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $9,965               $10,044
 Net realized gain (loss) on
  security transactions                      15                    24
 Net realized gain on
  distributions                           8,307                26,914
 Net unrealized appreciation
  (depreciation) of
  investments during the year            22,025                34,278
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             40,312                71,260
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               54,428               109,729
 Net transfers                          546,929               604,114
 Surrenders for benefit
  payments and fees                          41                (5,475)
 Net loan activity                           --                    --
 Cost of insurance                      (21,474)              (48,528)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     579,924               659,840
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            620,236               731,100
NET ASSETS:
 Beginning of year                       49,923               123,245
                                     ----------            ----------
 End of year                           $670,159              $854,345
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          MFS NEW
                                  MFS INVESTORS          DISCOVERY              MFS TOTAL
                                  TRUST SERIES             SERIES             RETURN SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $30                  $ --                $185,186
 Net realized gain (loss) on
  security transactions                     4                 5,207                  32,859
 Net realized gain on
  distributions                            --                 9,281                 248,189
 Net unrealized appreciation
  (depreciation) of
  investments during the year             818                49,436                 476,261
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              852                63,924                 942,495
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                99,633               1,266,286
 Net transfers                          9,741                49,955                 875,219
 Surrenders for benefit
  payments and fees                        --                (9,016)                (83,020)
 Net loan activity                         --                  (330)                     --
 Cost of insurance                       (529)              (40,684)               (657,763)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     9,212                99,558               1,400,722
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           10,064               163,482               2,343,217
NET ASSETS:
 Beginning of year                      6,003               406,419               7,112,126
                                    ---------            ----------            ------------
 End of year                          $16,067              $569,901              $9,455,343
                                    =========            ==========            ============


                                    CORE PLUS             EMERGING             EMERGING
                                   FIXED INCOME         MARKETS DEBT        MARKETS EQUITY
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income                  $6,809               $1,183                 $51
 Net realized gain (loss) on
  security transactions                     (7)                  34                  38
 Net realized gain on
  distributions                            905                  257                 157
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,084)                (107)              1,979
                                    ----------            ---------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,623                1,367               2,225
                                    ----------            ---------            --------
UNIT TRANSACTIONS:
 Purchases                              10,517                3,638                 446
 Net transfers                          54,775                   --                   2
 Surrenders for benefit
  payments and fees                       (669)                  --                  --
 Net loan activity                     (13,622)                  --                  --
 Cost of insurance                      (9,204)              (1,066)               (296)
                                    ----------            ---------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     41,797                2,572                 152
                                    ----------            ---------            --------
 Net increase (decrease) in
  net assets                            48,420                3,939               2,377
NET ASSETS:
 Beginning of year                     147,821               10,233               6,034
                                    ----------            ---------            --------
 End of year                          $196,241              $14,172              $8,411
                                    ==========            =========            ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    TECHNOLOGY           HIGH YIELD
                                  SUB-ACCOUNT (E)        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --                $1,644
 Net realized gain (loss) on
  security transactions                   274                    20
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (156)                   27
                                     --------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              118                 1,691
                                     --------             ---------
UNIT TRANSACTIONS:
 Purchases                                 --                 5,075
 Net transfers                         (1,921)                   --
 Surrenders for benefit
  payments and fees                        --                    --
 Net loan activity                         --                    --
 Cost of insurance                        (58)               (1,499)
                                     --------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,979)                3,576
                                     --------             ---------
 Net increase (decrease) in
  net assets                           (1,861)                5,267
NET ASSETS:
 Beginning of year                      1,861                16,351
                                     --------             ---------
 End of year                             $ --               $21,618
                                     ========             =========

(e)  This fund closed on April 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   U.S. MID CAP         FOCUS GROWTH          BALANCED
                                      VALUE               PORTFOLIO            GROWTH
                                   SUB-ACCOUNT         SUB-ACCOUNT (F)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $357                 $ --               $157
 Net realized gain (loss) on
  security transactions                  3,197                  (25)                --
 Net realized gain on
  distributions                         15,413                   --                322
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,050                 (436)               303
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,017                 (461)               782
                                    ----------            ---------            -------
UNIT TRANSACTIONS:
 Purchases                               2,562                2,417              2,714
 Net transfers                          53,167               15,886                 (2)
 Surrenders for benefit
  payments and fees                    (24,653)                  --                 --
 Net loan activity                          --                   --                 --
 Cost of insurance                      (6,358)              (2,273)              (697)
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     24,718               16,030              2,015
                                    ----------            ---------            -------
 Net increase (decrease) in
  net assets                            48,735               15,569              2,797
NET ASSETS:
 Beginning of year                     105,935               24,588              5,106
                                    ----------            ---------            -------
 End of year                          $154,670              $40,157             $7,903
                                    ==========            =========            =======

                                    FLEXIBLE             DIVIDEND
                                     INCOME               GROWTH             MONEY MARKET
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                   $895                 $184                $12,698
 Net realized gain (loss) on
  security transactions                    (3)                   5                     --
 Net realized gain on
  distributions                            --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (56)               1,742                     --
                                    ---------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              836                1,931                 12,698
                                    ---------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,687                6,136                289,028
 Net transfers                             --                    1               (587,443)
 Surrenders for benefit
  payments and fees                        --                   --               (151,230)
 Net loan activity                         --                   --                (12,526)
 Cost of insurance                     (1,405)              (1,785)               (25,925)
                                    ---------            ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,282                4,352               (488,096)
                                    ---------            ---------            -----------
 Net increase (decrease) in
  net assets                            4,118                6,283               (475,398)
NET ASSETS:
 Beginning of year                     12,131               14,100                608,868
                                    ---------            ---------            -----------
 End of year                          $16,249              $20,383               $133,470
                                    =========            =========            ===========

(f)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          OPPENHEIMER
                                                            CAPITAL
                                 EQUALLY-WEIGHTED         APPRECIATION
                                      S&P 500               FUND/VA
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $207                      $2
 Net realized gain (loss) on
  security transactions                  5,177                   1,594
 Net realized gain on
  distributions                          1,038                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,693)                229,218
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,729                 230,814
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               5,194                 119,337
 Net transfers                           1,145               2,128,455
 Surrenders for benefit
  payments and fees                    (25,339)                (59,421)
 Net loan activity                      (8,071)                     --
 Cost of insurance                      (2,619)                (68,879)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (29,690)              2,119,492
                                     ---------            ------------
 Net increase (decrease) in
  net assets                           (25,961)              2,350,306
NET ASSETS:
 Beginning of year                      46,767                     308
                                     ---------            ------------
 End of year                           $20,806              $2,350,614
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                      GLOBAL             OPPENHEIMER             PUTNAM VT
                                    SECURITIES           MAIN STREET            DIVERSIFIED
                                     FUND/VA               FUND/VA              INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $4,444                  $300                $158,917
 Net realized gain (loss) on
  security transactions                 (8,102)                   48                   5,145
 Net realized gain on
  distributions                         27,528                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           63,536                 7,573                   9,619
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            87,406                 7,921                 173,681
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              71,224                27,025                      --
 Net transfers                         707,323                62,482                 (28,583)
 Surrenders for benefit
  payments and fees                         --                    --                 (25,555)
 Net loan activity                          --                    --                      --
 Cost of insurance                     (50,163)               (6,855)               (120,114)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    728,384                82,652                (174,252)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           815,790                90,573                    (571)
NET ASSETS:
 Beginning of year                     112,969                 9,919               2,737,505
                                    ----------            ----------            ------------
 End of year                          $928,759              $100,492              $2,736,934
                                    ==========            ==========            ============

                                     PUTNAM VT
                                    GLOBAL ASSET         PUTNAM VT           PUTNAM VT
                                     ALLOCATION        GLOBAL EQUITY        GROWTH AND
                                        FUND               FUND             INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                   $32,584             $36,648            $371,651
 Net realized gain (loss) on
  security transactions                  (43,547)            223,672              32,613
 Net realized gain on
  distributions                               --                  --             496,007
 Net unrealized appreciation
  (depreciation) of
  investments during the year            128,861           1,106,796           2,336,171
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             117,898           1,367,116           3,236,442
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --             597,296           1,741,486
 Net transfers                          (287,061)         (1,120,800)           (680,766)
 Surrenders for benefit
  payments and fees                      (18,238)           (194,719)           (541,589)
 Net loan activity                            --             (53,956)            (41,600)
 Cost of insurance                       (49,043)           (396,588)         (1,339,728)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (354,342)         (1,168,767)           (862,197)
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                            (236,444)            198,349           2,374,245
NET ASSETS:
 Beginning of year                     1,101,423           6,301,936          20,637,695
                                    ------------       -------------       -------------
 End of year                            $864,979          $6,500,285         $23,011,940
                                    ============       =============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT
                                        HEALTH           HIGH YIELD
                                    SCIENCES FUND           FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $6,492            $890,122
 Net realized gain (loss) on
  security transactions                     8,515              61,582
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              16,025             227,201
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               31,032           1,178,905
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     --             976,918
 Net transfers                           (163,156)           (697,815)
 Surrenders for benefit
  payments and fees                       (31,081)           (415,960)
 Net loan activity                          2,592              (2,195)
 Cost of insurance                        (82,495)           (631,199)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (274,140)           (770,251)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                             (243,108)            408,654
NET ASSETS:
 Beginning of year                      1,331,922          11,150,231
                                     ------------       -------------
 End of year                           $1,088,814         $11,558,885
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                                           INTERNATIONAL         PUTNAM VT
                                     PUTNAM VT               GROWTH AND        INTERNATIONAL
                                    INCOME FUND             INCOME FUND         EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $288,647                 $54,116            $145,760
 Net realized gain (loss) on
  security transactions                    2,275                 216,951             345,122
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             38,094                 681,520           4,105,243
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             329,016                 952,587           4,596,125
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               967,720                      --           1,374,180
 Net transfers                           211,510                (282,497)            114,984
 Surrenders for benefit
  payments and fees                     (230,962)               (199,994)         (1,129,978)
 Net loan activity                       (16,197)                     --              (7,810)
 Cost of insurance                      (439,137)               (163,732)         (1,147,409)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      492,934                (646,223)           (796,033)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             821,950                 306,364           3,800,092
NET ASSETS:
 Beginning of year                     6,370,511               3,789,772          16,805,409
                                    ------------            ------------       -------------
 End of year                          $7,192,461              $4,096,136         $20,605,501
                                    ============            ============       =============

                                      PUTNAM VT
                                    INTERNATIONAL                                    PUTNAM VT
                                  NEW OPPORTUNITIES           PUTNAM VT             MONEY MARKET
                                        FUND                INVESTORS FUND              FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $11,244                   $7,355               $13,244
 Net realized gain (loss) on
  security transactions                  (79,213)                 (32,852)                   --
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            241,574                  175,218                    --
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             173,605                  149,721                13,244
                                     -----------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    --                       --                    --
 Net transfers                           (12,275)                 (73,425)              (78,134)
 Surrenders for benefit
  payments and fees                     (182,299)                 (18,665)               (1,642)
 Net loan activity                            --                       --                    --
 Cost of insurance                       (42,824)                (104,898)              (16,059)
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (237,398)                (196,988)              (95,835)
                                     -----------             ------------            ----------
 Net increase (decrease) in
  net assets                             (63,793)                 (47,267)              (82,591)
NET ASSETS:
 Beginning of year                       821,647                1,182,339               351,344
                                     -----------             ------------            ----------
 End of year                            $757,854               $1,135,072              $268,753
                                     ===========             ============            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                  NEW OPPORTUNITIES           NEW VALUE
                                         FUND                    FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $14,526                 $34,064
 Net realized gain (loss) on
  security transactions                    26,036                  40,757
 Net realized gain on
  distributions                                --                 180,720
 Net unrealized appreciation
  (depreciation) of
  investments during the year             700,673                 159,167
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              741,235                 414,708
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,019,824                      --
 Net transfers                            (99,288)                (38,617)
 Surrenders for benefit
  payments and fees                      (271,094)                (69,580)
 Net loan activity                         (6,701)                 (9,184)
 Cost of insurance                       (580,770)               (130,747)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        61,971                (248,128)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              803,206                 166,580
NET ASSETS:
 Beginning of year                      8,328,400               2,722,777
                                     ------------            ------------
 End of year                           $9,131,606              $2,889,357
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                    PUTNAM VT
                                       OTC &               PUTNAM VT             THE GEORGE
                                     EMERGING              SMALL CAP             PUTNAM FUND
                                    GROWTH FUND            VALUE FUND             OF BOSTON
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --                  $846                $19,068
 Net realized gain (loss) on
  security transactions                (342,628)               (2,561)                13,966
 Net realized gain on
  distributions                              --                25,909                 24,652
 Net unrealized appreciation
  (depreciation) of
  investments during the year           437,706                29,291                 22,709
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             95,078                53,485                 80,395
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                69,569                     --
 Net transfers                          (70,300)              348,217                (88,954)
 Surrenders for benefit
  payments and fees                     (96,895)                 (684)               (19,760)
 Net loan activity                        2,592                    --                     --
 Cost of insurance                      (56,497)              (32,184)               (47,010)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (221,100)              384,918               (155,724)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (126,022)              438,403                (75,329)
NET ASSETS:
 Beginning of year                      880,862               129,333                752,962
                                    -----------            ----------            -----------
 End of year                           $754,840              $567,736               $677,633
                                    ===========            ==========            ===========

                                     PUTNAM VT
                                  UTILITIES GROWTH
                                     AND INCOME              PUTNAM VT           PUTNAM VT
                                        FUND                 VISTA FUND        VOYAGER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $36,893                    $ --             $66,353
 Net realized gain (loss) on
  security transactions                   (7,096)               (254,626)            (49,127)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            246,317                 336,879             978,380
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             276,114                  82,253             995,606
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --           1,900,061
 Net transfers                          (334,006)               (131,192)         (1,261,721)
 Surrenders for benefit
  payments and fees                      (12,051)               (210,299)         (1,594,698)
 Net loan activity                            --                   7,776             (27,178)
 Cost of insurance                       (55,338)                (86,793)         (1,136,014)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (401,395)               (420,508)         (2,119,550)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (125,281)               (338,255)         (1,123,944)
NET ASSETS:
 Beginning of year                     1,145,536               1,421,969          18,675,107
                                    ------------            ------------       -------------
 End of year                          $1,020,255              $1,083,714         $17,551,163
                                    ============            ============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                       CAPITAL                PUTNAM VT
                                    OPPORTUNITIES           EQUITY INCOME            GROWTH AND             VAN KAMPEN
                                         FUND                    FUND                  INCOME              LIT COMSTOCK
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $896                 $13,859                $2,012                  $8,004
 Net realized gain (loss) on
  security transactions                     4,212                     517                  (269)                    222
 Net realized gain on
  distributions                            65,223                  37,491                13,361                  37,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year              71,120                 159,886                17,663                 400,090
                                     ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              141,451                 211,753                32,767                 445,531
                                     ------------            ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                161,197                 115,770                 7,219                 347,526
 Net transfers                            289,841                 181,636                57,470               3,212,316
 Surrenders for benefit
  payments and fees                       (33,151)                (66,273)                 (800)                (59,288)
 Net loan activity                             --                  (1,908)              (15,967)                     --
 Cost of insurance                       (113,001)               (109,073)              (12,185)               (145,817)
                                     ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       304,886                 120,152                35,737               3,354,737
                                     ------------            ------------            ----------            ------------
 Net increase (decrease) in
  net assets                              446,337                 331,905                68,504               3,800,268
NET ASSETS:
 Beginning of year                        771,617               1,100,310               185,202                 248,013
                                     ------------            ------------            ----------            ------------
 End of year                           $1,217,954              $1,432,215              $253,706              $4,048,281
                                     ============            ============            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                  ALLIANCEBERNSTEIN          AIM V.I.
                                    SMALL/MID-CAP             CAPITAL
                                   VALUE PORTFOLIO       APPRECIATION FUND
                                   SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --                    $18
 Net realized gain (loss) on
  security transactions                       1                     16
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               506                    776
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                507                    810
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                  274                     --
 Net transfers                           21,043                 28,421
 Surrenders for benefit
  payments and fees                          --                     (1)
 Net loan activity                           --                     --
 Cost of insurance                         (212)                  (642)
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,105                 27,778
                                      ---------              ---------
 Net increase (decrease) in
  net assets                             21,612                 28,588
NET ASSETS:
 Beginning of year                           --                     --
                                      ---------              ---------
 End of year                            $21,612                $28,588
                                      =========              =========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.               AIM V.I.             AIM V.I.
                                    MID CAP CORE          PREMIER EQUITY          SMALL CAP
                                    EQUITY FUND                FUND              EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $15,656                $1,074                 $ --
 Net realized gain (loss) on
  security transactions                   (1,903)                  142                   10
 Net realized gain on
  distributions                           95,699                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             96,751                 6,213                  902
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             206,203                 7,429                  912
                                    ------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               346,164                44,920                   --
 Net transfers                         1,734,155                26,528               15,571
 Surrenders for benefit
  payments and fees                     (113,659)                  (40)                  --
 Net loan activity                            --                (5,043)                  --
 Cost of insurance                      (202,023)              (13,784)                (348)
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,764,637                52,581               15,223
                                    ------------            ----------            ---------
 Net increase (decrease) in
  net assets                           1,970,840                60,010               16,135
NET ASSETS:
 Beginning of year                     1,187,976                80,363                   --
                                    ------------            ----------            ---------
 End of year                          $3,158,816              $140,373              $16,135
                                    ============            ==========            =========

                                                          AMERICAN
                                 AMERICAN                FUNDS BLUE
                                FUNDS ASSET             CHIP INCOME               AMERICAN
                                ALLOCATION               AND GROWTH              FUNDS BOND
                                   FUND                     FUND                    FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income              $338,138                 $72,789                $227,596
 Net realized gain (loss) on
  security transactions                3,639                    (927)                (18,884)
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        947,147                 500,875                (131,337)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,288,924                 572,737                  77,375
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         2,562,236               1,267,278               1,312,363
 Net transfers                     4,200,110               1,492,823               1,798,472
 Surrenders for benefit
  payments and fees                 (146,610)               (106,054)               (171,941)
 Net loan activity                     4,568                      --                   7,929
 Cost of insurance                (1,185,999)               (613,642)               (548,875)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,434,305               2,040,405               2,397,948
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                       6,723,229               2,613,142               2,475,323
NET ASSETS:
 Beginning of year                 9,954,118               6,026,200               5,122,936
                               -------------            ------------            ------------
 End of year                     $16,677,347              $8,639,342              $7,598,259
                               =============            ============            ============

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                  AMERICAN                 AMERICAN
                                FUNDS GLOBAL             FUNDS GROWTH
                                 GROWTH FUND                 FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $73,749                 $356,218
 Net realized gain (loss) on
  security transactions                 2,207                  (24,664)
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,536,427                7,324,348
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,612,383                7,655,902
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          1,825,526                6,931,287
 Net transfers                      1,519,883                5,032,407
 Surrenders for benefit
  payments and fees                  (344,983)              (1,068,999)
 Net loan activity                     10,533                  (54,281)
 Cost of insurance                   (848,615)              (3,409,784)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,162,344                7,430,630
                                -------------            -------------
 Net increase (decrease) in
  net assets                        3,774,727               15,086,532
NET ASSETS:
 Beginning of year                 10,052,022               42,173,664
                                -------------            -------------
 End of year                      $13,826,749              $57,260,196
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN
                                      AMERICAN              FUNDS                  AMERICAN
                                    FUNDS GROWTH-       INTERNATIONAL             FUNDS NEW
                                     INCOME FUND            FUND                  WORLD FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $682,824            $249,560                 $53,090
 Net realized gain (loss) on
  security transactions                   (37,494)             (4,148)                 32,053
 Net realized gain on
  distributions                           196,882                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,016,332           2,997,365                 830,622
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,858,544           3,242,777                 915,765
                                    -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,780,135           2,234,858                 466,291
 Net transfers                            280,452           4,218,733               2,305,113
 Surrenders for benefit
  payments and fees                    (1,231,201)           (266,052)               (181,522)
 Net loan activity                        (41,004)            (23,995)                     --
 Cost of insurance                     (3,772,283)         (1,055,413)               (238,173)
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,016,099           5,108,131               2,351,709
                                    -------------       -------------            ------------
 Net increase (decrease) in
  net assets                            5,874,643           8,350,908               3,267,474
NET ASSETS:
 Beginning of year                     48,059,796          10,870,351               2,612,418
                                    -------------       -------------            ------------
 End of year                          $53,934,439         $19,221,259              $5,879,892
                                    =============       =============            ============

                                  AMERICAN
                                FUNDS GLOBAL
                                   SMALL                 FIDELITY VIP            FIDELITY VIP
                               CAPITALIZATION           ASSET MANAGER            EQUITY-INCOME
                                    FUND                  PORTFOLIO                PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income               $93,533                  $92,105                 $296,834
 Net realized gain (loss) on
  security transactions               32,371                   12,429                   11,907
 Net realized gain on
  distributions                           --                    1,181                  652,302
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,265,511                   18,295                  154,658
                               -------------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,391,415                  124,010                1,115,701
                               -------------             ------------            -------------
UNIT TRANSACTIONS:
 Purchases                           874,769                       --                2,461,596
 Net transfers                     1,435,230                 (198,161)                 220,297
 Surrenders for benefit
  payments and fees                 (270,909)                (135,208)                (585,044)
 Net loan activity                   (14,084)                 (11,691)                 (64,070)
 Cost of insurance                  (625,337)                (171,495)              (1,373,747)
                               -------------             ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,399,669                 (516,555)                 659,032
                               -------------             ------------            -------------
 Net increase (decrease) in
  net assets                       3,791,084                 (392,545)               1,774,733
NET ASSETS:
 Beginning of year                 8,981,617                3,559,071               18,516,017
                               -------------             ------------            -------------
 End of year                     $12,772,701               $3,166,526              $20,290,750
                               =============             ============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                    FIDELITY VIP           FIDELITY VIP
                                     CONTRAFUND              OVERSEAS
                                     PORTFOLIO              PORTFOLIO
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --                  $8,618
 Net realized gain (loss) on
  security transactions                       7                (165,605)
 Net realized gain on
  distributions                              --                   6,744
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,608                 338,755
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,615                 188,512
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  824                      --
 Net transfers                          645,823                 (99,465)
 Surrenders for benefit
  payments and fees                          --                (172,106)
 Net loan activity                           --                 (74,937)
 Cost of insurance                       (2,480)                (59,772)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     644,167                (406,280)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            646,782                (217,768)
NET ASSETS:
 Beginning of year                           --               1,348,480
                                     ----------            ------------
 End of year                           $646,782              $1,130,712
                                     ==========            ============

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FRANKLIN SMALL
                                   FIDELITY VIP       FRANKLIN SMALL-MID          CAP VALUE
                                     MID CAP              CAP GROWTH              SECURITIES
                                    PORTFOLIO           SECURITIES FUND              FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (B)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $ --                  $ --                  $44,685
 Net realized gain (loss) on
  security transactions                     11                    (1)                  10,246
 Net realized gain on
  distributions                             --                    --                   36,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year           18,606                 1,610                  377,220
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            18,617                 1,609                  468,296
                                    ----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                               8,519                 6,975                  899,817
 Net transfers                         641,580                    --                 (340,302)
 Surrenders for benefit
  payments and fees                         11                    (1)                (239,603)
 Net loan activity                          --                    16                      348
 Cost of insurance                      (3,028)               (2,413)                (420,820)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    647,082                 4,577                 (100,560)
                                    ----------             ---------             ------------
 Net increase (decrease) in
  net assets                           665,699                 6,186                  367,736
NET ASSETS:
 Beginning of year                          --                23,612                6,637,740
                                    ----------             ---------             ------------
 End of year                          $665,699               $29,798               $7,005,476
                                    ==========             =========             ============

                                    FRANKLIN                                    TEMPLETON
                                   STRATEGIC                                   DEVELOPING
                                     INCOME            MUTUAL SHARES             MARKETS
                                   SECURITIES            SECURITIES            SECURITIES
                                      FUND                  FUND                  FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                  $490                 $46,501                 $145
 Net realized gain (loss) on
  security transactions                   17                     785                   41
 Net realized gain on
  distributions                           81                  17,451                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (415)                530,182                2,445
                                    --------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             173                 594,919                2,631
                                    --------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             4,021                 832,375                2,021
 Net transfers                            --               2,061,958                1,037
 Surrenders for benefit
  payments and fees                       (1)               (101,423)                  --
 Net loan activity                        --                  (3,945)                  --
 Cost of insurance                    (1,463)               (389,879)                (763)
                                    --------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,557               2,399,086                2,295
                                    --------            ------------            ---------
 Net increase (decrease) in
  net assets                           2,730               2,994,005                4,926
NET ASSETS:
 Beginning of year                     7,208               3,983,001                7,125
                                    --------            ------------            ---------
 End of year                          $9,938              $6,977,006              $12,051
                                    ========            ============            =========

(a)  From inception, October 3, 2005 to December 31, 2005.

(b) Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     TEMPLETON
                                      GROWTH           HARTFORD
                                    SECURITIES         ADVISERS
                                       FUND            HLS FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $568          $1,555,969
 Net realized gain (loss) on
  security transactions                     82             102,937
 Net realized gain on
  distributions                             --           2,786,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,204          (1,122,184)
                                     ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,854           3,323,572
                                     ---------       -------------
UNIT TRANSACTIONS:
 Purchases                               2,347           6,893,619
 Net transfers                          14,714          (4,066,249)
 Surrenders for benefit
  payments and fees                          1          (1,353,020)
 Net loan activity                          --             (40,047)
 Cost of insurance                      (3,123)         (3,882,854)
                                     ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,939          (2,448,551)
                                     ---------       -------------
 Net increase (decrease) in
  net assets                            18,793             875,021
NET ASSETS:
 Beginning of year                      37,521          47,244,405
                                     ---------       -------------
 End of year                           $56,314         $48,119,426
                                     =========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD            HARTFORD            HARTFORD
                                    TOTAL RETURN           CAPITAL          DIVIDEND AND
                                        BOND            APPRECIATION           GROWTH
                                      HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT (C)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $2,985,502            $798,890            $747,416
 Net realized gain (loss) on
  security transactions                       650               4,543              (9,262)
 Net realized gain on
  distributions                           288,345          12,176,279           1,716,605
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,336,918)           (606,977)           (190,658)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              937,579          12,372,735           2,264,101
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              4,429,319           9,056,212           4,712,651
 Net transfers                          4,865,576             236,844           1,337,813
 Surrenders for benefit
  payments and fees                      (967,357)         (2,937,034)           (973,596)
 Net loan activity                        (53,286)           (120,982)           (195,867)
 Cost of insurance                     (2,884,183)         (5,893,062)         (2,800,734)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,390,069             341,978           2,080,267
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            6,327,648          12,714,713           4,344,368
NET ASSETS:
 Beginning of year                     34,816,788          79,195,890          36,856,320
                                    -------------       -------------       -------------
 End of year                          $41,144,436         $91,910,603         $41,200,688
                                    =============       =============       =============

                                     HARTFORD               HARTFORD              HARTFORD
                                      GLOBAL                 GLOBAL                GLOBAL
                                     ADVISERS               LEADERS              TECHNOLOGY
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                  $20,985                $3,972                  $436
 Net realized gain (loss) on
  security transactions                   6,413                 6,097                22,985
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,123)                4,006               (12,397)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,275                14,075                11,024
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                    --
 Net transfers                          (37,020)               23,535               (49,879)
 Surrenders for benefit
  payments and fees                     (54,222)               (3,619)              (13,962)
 Net loan activity                       (1,002)                   --                    --
 Cost of insurance                      (43,569)              (29,458)              (14,657)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (135,813)               (9,542)              (78,498)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (119,538)                4,533               (67,474)
NET ASSETS:
 Beginning of year                      657,568               502,904               217,258
                                    -----------            ----------            ----------
 End of year                           $538,030              $507,437              $149,784
                                    ===========            ==========            ==========

(c)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     DISCIPLINED                GROWTH
                                        EQUITY              OPPORTUNITIES
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $93,522                 $13,456
 Net realized gain (loss) on
  security transactions                    12,687                  (1,396)
 Net realized gain on
  distributions                                --                 421,478
 Net unrealized appreciation
  (depreciation) of
  investments during the year             403,208                 440,601
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              509,417                 874,139
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,027,690                 637,000
 Net transfers                           (151,234)              2,280,610
 Surrenders for benefit
  payments and fees                      (298,069)               (121,067)
 Net loan activity                             --                   3,045
 Cost of insurance                       (596,468)               (345,312)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (18,081)              2,454,276
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              491,336               3,328,415
NET ASSETS:
 Beginning of year                      7,627,935               3,578,006
                                     ------------            ------------
 End of year                           $8,119,271              $6,906,421
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD            HARTFORD
                                 HARTFORD              INTERNATIONAL       INTERNATIONAL
                                   INDEX               SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income            $1,081,830                 $77,809                $ --
 Net realized gain (loss) on
  security transactions               36,978                  13,121               3,398
 Net realized gain on
  distributions                    1,744,599                 356,027                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (341,077)                 64,647           1,887,722
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,522,330                 511,604           1,891,120
                               -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                         4,918,744                 303,659           1,596,241
 Net transfers                        54,294               1,295,483             242,963
 Surrenders for benefit
  payments and fees               (1,905,182)                (68,434)           (344,729)
 Net loan activity                   (73,045)                 10,209             (26,455)
 Cost of insurance                (3,531,520)               (182,293)           (876,338)
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (536,709)              1,358,624             591,682
                               -------------            ------------       -------------
 Net increase (decrease) in
  net assets                       1,985,621               1,870,228           2,482,802
NET ASSETS:
 Beginning of year                56,031,672               1,485,376          12,489,317
                               -------------            ------------       -------------
 End of year                     $58,017,293              $3,355,604         $14,972,119
                               =============            ============       =============


                                 HARTFORD                 HARTFORD            HARTFORD
                                  MIDCAP                MIDCAP VALUE        MONEY MARKET
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income              $153,080                 $26,297           $1,233,434
 Net realized gain (loss) on
  security transactions              483,390                 104,066                    1
 Net realized gain on
  distributions                    5,603,594                 408,707                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (308,514)                (94,891)                  --
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,931,550                 444,179            1,233,435
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                         3,841,092               1,072,545           35,313,296
 Net transfers                    (2,613,573)               (781,489)         (32,565,640)
 Surrenders for benefit
  payments and fees               (1,237,228)               (114,809)          (7,238,401)
 Net loan activity                   (38,881)                  6,860             (551,921)
 Cost of insurance                (2,581,303)               (308,933)          (4,263,042)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,629,893)               (125,826)          (9,305,708)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,301,657                 318,353           (8,072,273)
NET ASSETS:
 Beginning of year                37,531,173               4,540,597           48,937,677
                               -------------            ------------       --------------
 End of year                     $40,832,830              $4,858,950          $40,865,404
                               =============            ============       ==============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD
                                       MORTGAGE                HARTFORD
                                      SECURITIES             SMALL COMPANY
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $251,349                     $ --
 Net realized gain (loss) on
  security transactions                     1,185                   66,727
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (109,035)               3,297,782
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              143,499                3,364,509
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                858,303                1,913,284
 Net transfers                           (399,942)                 511,839
 Surrenders for benefit
  payments and fees                      (115,847)                (412,375)
 Net loan activity                        (28,514)                  (2,619)
 Cost of insurance                       (426,501)              (1,146,149)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (112,501)                 863,980
                                     ------------            -------------
 Net increase (decrease) in
  net assets                               30,998                4,228,489
NET ASSETS:
 Beginning of year                      6,230,277               15,956,879
                                     ------------            -------------
 End of year                           $6,261,275              $20,185,368
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                 HARTFORD              LORD ABBETT
                                   STOCK             VALUE OPPORTUNITIES      AMERICA'S VALUE
                                 HLS FUND                 HLS FUND               PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $942,033                 $141,005                 $831
 Net realized gain (loss) on
  security transactions              120,211                   28,379                    7
 Net realized gain on
  distributions                           --                  238,684                  350
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,572,396                  471,999                 (508)
                               -------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,634,640                  880,067                  680
                               -------------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                         6,320,498                  762,519                5,623
 Net transfers                    (2,211,622)               4,492,236               44,128
 Surrenders for benefit
  payments and fees               (2,368,441)                (478,835)                  --
 Net loan activity                  (156,095)                 (10,337)                  --
 Cost of insurance                (3,621,285)                (620,940)                (508)
                               -------------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,036,945)               4,144,643               49,243
                               -------------            -------------            ---------
 Net increase (decrease) in
  net assets                       2,597,695                5,024,710               49,923
NET ASSETS:
 Beginning of year                49,536,391                5,209,692                   --
                               -------------            -------------            ---------
 End of year                     $52,134,086              $10,234,402              $49,923
                               =============            =============            =========

                                   LORD ABBETT                                  MFS NEW
                                    GROWTH AND          MFS INVESTORS          DISCOVERY
                                 INCOME PORTFOLIO       TRUST SERIES             SERIES
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,119                $ --                   $ --
 Net realized gain (loss) on
  security transactions                     98                  --                   (647)
 Net realized gain on
  distributions                          6,837                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,373)                  6                  4,916
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,681                   6                  4,269
                                    ----------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                               8,006                  --                100,102
 Net transfers                         114,607               6,014                (75,136)
 Surrenders for benefit
  payments and fees                        (80)                 --                 (1,750)
 Net loan activity                          --                  --                 (1,045)
 Cost of insurance                      (1,969)                (17)               (30,258)
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    120,564               5,997                 (8,087)
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets                           123,245               6,003                 (3,818)
NET ASSETS:
 Beginning of year                          --                  --                410,237
                                    ----------             -------             ----------
 End of year                          $123,245              $6,003               $406,419
                                    ==========             =======             ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      MFS TOTAL              CORE PLUS
                                    RETURN SERIES           FIXED INCOME
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $61,729                $4,932
 Net realized gain (loss) on
  security transactions .                 (15,123)                   31
 Net realized gain on
  distributions                           121,019                 1,011
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (19,152)                 (552)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              148,473                 5,422
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                777,075                10,517
 Net transfers                          4,168,141                39,285
 Surrenders for benefit
  payments and fees .                     (32,603)                   (1)
 Net loan activity                        (13,611)                   --
 Cost of insurance                       (351,962)               (8,509)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,547,040                41,292
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            4,695,513                46,714
NET ASSETS:
 Beginning of year                      2,416,613               101,107
                                     ------------            ----------
 End of year                           $7,112,126              $147,821
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    EMERGING            EMERGING
                                  MARKETS DEBT       MARKETS EQUITY       TECHNOLOGY
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $781                $18               $ --
 Net realized gain (loss) on
  security transactions .                  31                 39                 (1)
 Net realized gain on
  distributions                           166                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             166              1,431                 25
                                    ---------            -------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,144              1,488                 24
                                    ---------            -------            -------
UNIT TRANSACTIONS:
 Purchases                              3,638                446                587
 Net transfers                             --                 --                 --
 Surrenders for benefit
  payments and fees .                      (1)                 2                 --
 Net loan activity                         --                 --                 --
 Cost of insurance                       (971)              (241)              (169)
                                    ---------            -------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,666                207                418
                                    ---------            -------            -------
 Net increase (decrease) in
  net assets                            3,810              1,695                442
NET ASSETS:
 Beginning of year                      6,423              4,339              1,419
                                    ---------            -------            -------
 End of year                          $10,233             $6,034             $1,861
                                    =========            =======            =======

                                                        U.S. MID CAP           AMERICAN
                                   HIGH YIELD              VALUE             OPPORTUNITIES
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                 $1,198                  $318                  $93
 Net realized gain (loss) on
  security transactions .                   3                   348                   53
 Net realized gain on
  distributions                            --                 1,418                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,024)               10,385                2,832
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              177                12,469                2,978
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              5,075                 2,562                2,417
 Net transfers                             --                18,960                   --
 Surrenders for benefit
  payments and fees .                      --                    --                   (1)
 Net loan activity                         --                    --                   --
 Cost of insurance                     (1,436)               (7,844)              (1,705)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,639                13,678                  711
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                            3,816                26,147                3,689
NET ASSETS:
 Beginning of year                     12,535                79,788               20,899
                                    ---------            ----------            ---------
 End of year                          $16,351              $105,935              $24,588
                                    =========            ==========            =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                    BALANCED            FLEXIBLE
                                     GROWTH              INCOME
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $82                 $695
 Net realized gain (loss) on
  security transactions                    4                   --
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            232                 (413)
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             318                  282
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                             2,714                4,687
 Net transfers                            --                   --
 Surrenders for benefit
  payments and fees                       --                    1
 Net loan activity                        (6)                  --
 Cost of insurance                      (683)              (1,367)
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,025                3,321
                                     -------            ---------
 Net increase (decrease) in
  net assets                           2,343                3,603
NET ASSETS:
 Beginning of year                     2,763                8,528
                                     -------            ---------
 End of year                          $5,106              $12,131
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  EQUALLY
                                    DIVIDEND                MONEY                WEIGHTED
                                     GROWTH                MARKET                 S&P 500
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $119                $14,325                  $347
 Net realized gain (loss) on
  security transactions                    20                     --                   137
 Net realized gain on
  distributions                            --                     --                   674
 Net unrealized appreciation
  (depreciation) of
  investments during the year             554                     --                 2,256
                                    ---------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              693                 14,325                 3,414
                                    ---------            -----------             ---------
UNIT TRANSACTIONS:
 Purchases                              6,136                357,100                 5,194
 Net transfers                             --               (134,974)                2,075
 Surrenders for benefit
  payments and fees                        --                      3                    --
 Net loan activity                          5                     --                    --
 Cost of insurance                     (1,694)               (57,216)               (5,242)
                                    ---------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,447                164,913                 2,027
                                    ---------            -----------             ---------
 Net increase (decrease) in
  net assets                            5,140                179,238                 5,441
NET ASSETS:
 Beginning of year                      8,960                429,630                41,326
                                    ---------            -----------             ---------
 End of year                          $14,100               $608,868               $46,767
                                    =========            ===========             =========

                                   OPPENHEIMER
                                     CAPITAL            OPPENHEIMER           OPPENHEIMER
                                  APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                     FUND/VA              FUND/VA               FUND/VA
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                 $ --                    $ --                $ --
 Net realized gain (loss) on
  security transactions                  --                       3                  --
 Net realized gain on
  distributions                          --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5)                  3,355                  51
                                      -----              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (5)                  3,358                  51
                                      -----              ----------             -------
UNIT TRANSACTIONS:
 Purchases                               --                   2,487                  --
 Net transfers                          322                 109,099               9,961
 Surrenders for benefit
  payments and fees                       1                       8                   1
 Net loan activity                       --                      --                  --
 Cost of insurance                      (10)                 (1,983)                (94)
                                      -----              ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     313                 109,611               9,868
                                      -----              ----------             -------
 Net increase (decrease) in
  net assets                            308                 112,969               9,919
NET ASSETS:
 Beginning of year                       --                      --                  --
                                      -----              ----------             -------
 End of year                           $308                $112,969              $9,919
                                      =====              ==========             =======

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                              PUTNAM VT
                                      PUTNAM VT              GLOBAL ASSET
                                     DIVERSIFIED              ALLOCATION
                                     INCOME FUND                 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $210,357                 $15,523
 Net realized gain (loss) on
  security transactions                     7,651                 (20,550)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (126,999)                 80,347
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,009                  75,320
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --
 Net transfers                            (64,206)                 (2,248)
 Surrenders for benefit
  payments and fees                       (43,306)                (38,339)
 Net loan activity                             --                      --
 Cost of insurance                       (123,767)                (67,530)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (231,279)               (108,117)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (140,270)                (32,797)
NET ASSETS:
 Beginning of year                      2,877,775               1,134,220
                                     ------------            ------------
 End of year                           $2,737,505              $1,101,423
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT           PUTNAM VT               PUTNAM VT
                                   GLOBAL EQUITY        GROWTH AND                 HEALTH
                                        FUND            INCOME FUND            SCIENCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $59,664            $359,227                  $4,213
 Net realized gain (loss) on
  security transactions                   23,972             (13,730)                (57,765)
 Net realized gain on
  distributions                               --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            446,644             719,244                 221,998
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             530,280           1,064,741                 168,446
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               753,896           1,936,442                      --
 Net transfers                          (280,156)           (297,907)               (272,941)
 Surrenders for benefit
  payments and fees                     (209,793)           (958,678)                (68,441)
 Net loan activity                        (3,810)                177                      --
 Cost of insurance                      (422,710)         (1,397,056)               (112,874)
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (162,573)           (717,022)               (454,256)
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                             367,707             347,719                (285,810)
NET ASSETS:
 Beginning of year                     5,934,229          20,289,976               1,617,732
                                    ------------       -------------            ------------
 End of year                          $6,301,936         $20,637,695              $1,331,922
                                    ============       =============            ============

                                                                                 PUTNAM VT
                                 PUTNAM VT                                     INTERNATIONAL
                                HIGH YIELD               PUTNAM VT               GROWTH AND
                                   FUND                 INCOME FUND             INCOME FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income              $871,493                $220,275                 $35,995
 Net realized gain (loss) on
  security transactions               45,037                   8,545                  36,717
 Net realized gain on
  distributions                           --                  71,346                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (547,296)               (130,802)                407,613
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         369,234                 169,364                 480,325
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,299,850                 908,481                      --
 Net transfers                      (664,662)               (419,580)                 (2,046)
 Surrenders for benefit
  payments and fees                 (142,907)               (201,518)                 (5,567)
 Net loan activity                    (3,373)                (65,473)                     --
 Cost of insurance                  (663,197)               (465,589)               (161,876)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (174,289)               (243,679)               (169,489)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                         194,945                 (74,315)                310,836
NET ASSETS:
 Beginning of year                10,955,286               6,444,826               3,478,936
                               -------------            ------------            ------------
 End of year                     $11,150,231              $6,370,511              $3,789,772
                               =============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                  PUTNAM VT             INTERNATIONAL
                                INTERNATIONAL         NEW OPPORTUNITIES
                                 EQUITY FUND                 FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $255,481                 $6,824
 Net realized gain (loss) on
  security transactions                37,488                (23,840)
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,583,023                151,652
                                -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,875,992                134,636
                                -------------             ----------
UNIT TRANSACTIONS:
 Purchases                          1,772,846                     --
 Net transfers                       (540,384)                (1,151)
 Surrenders for benefit
  payments and fees                  (218,429)               (26,231)
 Net loan activity                    (11,797)                    --
 Cost of insurance                 (1,077,308)               (53,973)
                                -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (75,072)               (81,355)
                                -------------             ----------
 Net increase (decrease) in
  net assets                        1,800,920                 53,281
NET ASSETS:
 Beginning of year                 15,004,489                768,366
                                -------------             ----------
 End of year                      $16,805,409               $821,647
                                =============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PUTNAM VT              PUTNAM VT
                                     PUTNAM VT             MONEY MARKET        NEW OPPORTUNITIES
                                   INVESTORS FUND              FUND                   FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $16,050                $9,888                 $29,289
 Net realized gain (loss) on
  security transactions                 (178,254)                   --                 (62,162)
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            267,524                    --                 825,217
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             105,320                 9,888                 792,344
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                    --               1,147,776
 Net transfers                          (225,610)               (5,392)               (896,978)
 Surrenders for benefit
  payments and fees                      (69,219)              (13,167)               (450,906)
 Net loan activity                            --                    --                    (261)
 Cost of insurance                      (123,286)              (23,120)               (635,097)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (418,115)              (41,679)               (835,466)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (312,795)              (31,791)                (43,122)
NET ASSETS:
 Beginning of year                     1,495,134               383,135               8,371,522
                                    ------------            ----------            ------------
 End of year                          $1,182,339              $351,344              $8,328,400
                                    ============            ==========            ============

                                                         PUTNAM VT
                                 PUTNAM VT                 OTC &                PUTNAM VT
                                 NEW VALUE                EMERGING              SMALL CAP
                                   FUND                 GROWTH FUND             VALUE FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income               $31,172                    $ --                  $ --
 Net realized gain (loss) on
  security transactions              291,542                (242,837)                   20
 Net realized gain on
  distributions                           --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (192,684)                316,181                 4,185
                               -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         130,030                  73,344                 4,205
                               -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                      --                    --
 Net transfers                    (1,329,457)               (253,353)              128,486
 Surrenders for benefit
  payments and fees                  (62,209)                (77,776)                    1
 Net loan activity                        --                      --                    --
 Cost of insurance                  (171,748)                (79,617)               (3,359)
                               -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,563,414)               (410,746)              125,128
                               -------------            ------------            ----------
 Net increase (decrease) in
  net assets                      (1,433,384)               (337,402)              129,333
NET ASSETS:
 Beginning of year                 4,156,161               1,218,264                    --
                               -------------            ------------            ----------
 End of year                      $2,722,777                $880,862              $129,333
                               =============            ============            ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                      THE GEORGE              UTILITIES
                                     PUTNAM FUND              GROWTH AND
                                      OF BOSTON              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $23,395                 $29,324
 Net realized gain (loss) on
  security transactions                    40,426                (109,953)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (27,212)                181,622
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               36,609                 100,993
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                      --
 Net transfers                           (325,223)               (314,898)
 Surrenders for benefit
  payments and fees                      (110,005)               (189,733)
 Net loan activity                         (4,075)                (22,834)
 Cost of insurance                        (80,077)                (72,468)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (519,380)               (599,933)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (482,771)               (498,940)
NET ASSETS:
 Beginning of year                      1,235,733               1,644,476
                                     ------------            ------------
 End of year                             $752,962              $1,145,536
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PUTNAM VT
                                                                                    CAPITAL
                                      PUTNAM VT           PUTNAM VT              OPPORTUNITIES
                                     VISTA FUND          VOYAGER FUND                FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $ --             $174,036                   $ --
 Net realized gain (loss) on
  security transactions                  (179,480)            (279,440)                   970
 Net realized gain on
  distributions                                --                   --                  2,298
 Net unrealized appreciation
  (depreciation) of
  investments during the year             345,810            1,136,530                 64,997
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              166,330            1,031,126                 68,265
                                    -------------       --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     --            2,169,112                 68,302
 Net transfers                           (107,698)          (2,537,465)               198,798
 Surrenders for benefit
  payments and fees                       (60,038)          (1,116,492)                (2,564)
 Net loan activity                             --              (23,406)                    --
 Cost of insurance                       (110,698)          (1,305,413)               (76,728)
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (278,434)          (2,813,664)               187,808
                                    -------------       --------------            -----------
 Net increase (decrease) in
  net assets                             (112,104)          (1,782,538)               256,073
NET ASSETS:
 Beginning of year                      1,534,073           20,457,645                515,544
                                    -------------       --------------            -----------
 End of year                           $1,421,969          $18,675,107               $771,617
                                    =============       ==============            ===========


                                      PUTNAM VT
                                    EQUITY INCOME            GROWTH AND           VAN KAMPEN LIT
                                        FUND                   INCOME                COMSTOCK
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $5,393                 $1,152                   $ --
 Net realized gain (loss) on
  security transactions                     1,717                    257                      1
 Net realized gain on
  distributions                             7,435                  3,254                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              36,211                 12,282                  2,217
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               50,756                 16,945                  2,218
                                    -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                104,703                  7,219                 13,022
 Net transfers                            514,677                 42,069                234,647
 Surrenders for benefit
  payments and fees                        (1,490)                    (1)                    --
 Net loan activity                           (994)                    --                     --
 Cost of insurance                        (72,041)               (10,853)                (1,874)
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       544,855                 38,434                245,795
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets                              595,611                 55,379                248,013
NET ASSETS:
 Beginning of year                        504,699                129,823                     --
                                    -------------            -----------            -----------
 End of year                           $1,100,310               $185,202               $248,013
                                    =============            ===========            ===========

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP International Value Portfolio, AllianceBernstein Small/Mid-Cap Value Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund ,AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, U.S. Mid Cap Value, Focus Growth Portfolio, Balanced Growth, Flexible Income, Dividend Growth, Money Market, Equally-Weighted S&P 500, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Growth and Income, and Van Kampen LIT Comstock.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law,

-------------------------------------------------------------------------------

       no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Currently, all sub-accounts are in the accumulation period.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will charge an expense to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges are included in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VP International Value
 Portfolio                                           $1,219,054          $11,622
AllianceBernstein Small/Mid-Cap Value
 Portfolio                                            2,349,961           85,594
AIM V.I. Capital Appreciation Fund                    2,165,165          130,363
AIM V.I. Core Equity Fund                                41,561           15,282
AIM V.I. Mid Cap Core Equity Fund                       881,230          689,821
AIM V.I. Small Cap Equity Fund                          177,020            8,895
AIM V.I. Capital Development Fund                       438,412          225,330
American Funds Asset Allocation Fund                  6,783,580        2,137,307
American Funds Blue Chip Income and Growth
 Fund                                                 3,350,425          716,351
American Funds Bond Fund                              4,588,511          976,174
American Funds Global Growth Fund                     2,973,508          909,310
American Funds Growth Fund                           13,995,140        9,815,654
American Funds Growth-Income Fund                    10,457,629        5,416,034
American Funds International Fund                     7,644,472        2,309,090
American Funds New World Fund                         3,908,934        2,481,926
American Funds Global Small Capitalization
 Fund                                                 2,595,263        2,716,223
Fidelity VIP Asset Manager Portfolio                     84,792          767,457
Fidelity VIP Equity-Income Portfolio                  5,014,775        2,416,389
Fidelity VIP Contrafund Portfolio                     3,318,821          150,805
Fidelity VIP Overseas Portfolio                          17,010          142,893
Fidelity VIP Mid Cap Portfolio                        1,937,716          497,008
Franklin Income Securities Fund                       2,221,073           62,661
Franklin Small-Mid Cap Growth Securities Fund            50,260            1,603
Franklin Small Cap Value Securities Fund              2,156,187        2,637,319
Franklin Strategic Income Securities Fund                90,028            4,284
Mutual Shares Securities Fund                         2,683,706        2,144,396
Templeton Developing Markets Securities Fund              2,617            6,284
Templeton Growth Securities Fund                        474,764           16,772
Mutual Discovery Securities Fund                      1,060,392           14,578
Hartford Advisers HLS Fund                            6,661,959        7,578,831
Hartford Total Return Bond HLS Fund                   8,429,190        3,088,116
Hartford Capital Appreciation HLS Fund               20,031,082        6,424,754
Hartford Dividend and Growth HLS Fund                 9,424,220        5,367,524
Hartford Global Advisers HLS Fund                        25,562          191,150
Hartford Global Leaders HLS Fund                         30,963           68,339
Hartford Global Technology HLS Fund                          --           17,092
Hartford Disciplined Equity HLS Fund                    724,808        1,191,465
Hartford Growth Opportunities HLS Fund                2,355,593        3,733,006
Hartford Index HLS Fund                              11,032,265       12,832,770
Hartford International Small Company HLS Fund         3,164,264        1,723,803
Hartford International Opportunities HLS Fund         4,894,236        1,855,644
Hartford MidCap HLS Fund                             11,967,558        5,324,052
Hartford MidCap Value HLS Fund                        3,219,712        1,025,789
Hartford Money Market HLS Fund                       39,608,496       36,530,804
Hartford Mortgage Securities HLS Fund                 1,500,433          857,345

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Small Company HLS Fund                      $7,588,614       $5,867,314
Hartford Stock HLS Fund                               8,084,328        6,871,735
Hartford Value Opportunities HLS Fund                 3,840,316        6,587,498
Lord Abbett America's Value Portfolio                   610,824           12,627
Lord Abbett Growth and Income Portfolio                 732,337           35,539
MFS Investors Trust Series                                9,771              529
MFS New Discovery Series                                322,429          213,588
MFS Total Return Series                               3,377,999        1,543,868
Core Plus Fixed Income                                   68,877           19,365
Emerging Markets Debt                                     4,991              979
Emerging Markets Equity                                     656              296
Technology                                                   --            1,979
High Yield                                                6,617            1,397
U.S. Mid Cap Value                                       68,726           28,238
Focus Growth Portfolio                                   18,303            2,273
Balanced Growth                                           2,495               --
Flexible Income                                           5,534            1,356
Dividend Growth                                           5,638            1,102
Money Market                                            294,800          770,199
Equally-Weighted S&P 500                                  7,316           35,761
Oppenheimer Capital Appreciation Fund/VA              2,258,651          139,157
Oppenheimer Global Securities Fund/VA                   878,123          117,767
Oppenheimer Main Street Fund/VA                          89,325            6,373
Putnam VT Diversified Income Fund                       158,917          174,252
Putnam VT Global Asset Allocation Fund                   32,584          354,342
Putnam VT Global Equity Fund                          1,576,780        2,708,901
Putnam VT Growth and Income Fund                      2,019,577        2,014,122
Putnam VT Health Sciences Fund                            7,749          275,398
Putnam VT High Yield Fund                             2,259,567        2,139,696
Putnam VT Income Fund                                 1,512,200          730,616
Putnam VT International Growth and Income
 Fund                                                    54,116          646,227
Putnam VT International Equity Fund                   1,763,924        2,414,198
Putnam VT International New Opportunities
 Fund                                                    11,243          237,397
Putnam VT Investors Fund                                  7,355          196,990
Putnam VT Money Market Fund                              13,244           95,860
Putnam VT New Opportunities Fund                        942,014          865,516
Putnam VT New Value Fund                                214,784          248,129
Putnam VT OTC & Emerging Growth Fund                        923          222,023
Putnam VT Small Cap Value Fund                          533,311          121,637
Putnam VT The George Putnam Fund of Boston               43,720          155,724
Putnam VT Utilities Growth and Income Fund               36,894          401,395
Putnam VT Vista Fund                                         --          420,509
Putnam VT Voyager Fund                                1,266,565        3,319,757
Putnam VT Capital Opportunities Fund                    550,028          179,024
Putnam VT Equity Income Fund                            312,999          141,498
Growth and Income                                        73,906           22,796
Van Kampen LIT Comstock                               3,512,215          112,259
                                                ---------------  ---------------
                                                   $250,933,632     $165,774,845
                                                ===============  ===============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                          109,316         2,123           107,193
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                          228,009        13,566           214,443
AIM V.I. Capital Appreciation
 Fund                               214,341        16,237           198,104
AIM V.I. Core Equity Fund             3,161         1,403             1,758
AIM V.I. Mid Cap Core Equity
 Fund                                48,963        60,100           (11,137)
AIM V.I. Small Cap Equity
 Fund                                14,642         1,006            13,636
AIM V.I. Capital Development
 Fund                                39,396        20,003            19,393
American Funds Asset
 Allocation Fund                    537,464       261,598           275,866
American Funds Blue Chip
 Income and Growth Fund             228,695        93,914           134,781
American Funds Bond Fund            442,493       155,990           286,503
American Funds Global Growth
 Fund                             3,035,676     1,603,762         1,431,914
American Funds Growth Fund       16,204,577    13,514,764         2,689,813
American Funds Growth-Income
 Fund                             9,594,112     7,688,612         1,905,500
American Funds International
 Fund                               450,443       206,316           244,127
American Funds New World Fund       210,807       151,995            58,812
American Funds Global Small
 Capitalization Fund              1,400,635     1,925,897          (525,262)
Fidelity VIP Asset Manager
 Portfolio                               --       348,103          (348,103)
Fidelity VIP Equity-Income
 Portfolio                          986,602     1,298,435          (311,833)
Fidelity VIP Contrafund
 Portfolio                          283,448        27,525           255,923
Fidelity VIP Overseas
 Portfolio                              394        62,512           (62,118)
Fidelity VIP Mid Cap
 Portfolio                          171,572        50,384           121,188
Franklin Income Securities
 Fund                               206,034         8,541           197,493
Franklin Small-Mid Cap Growth
 Securities Fund                      4,302           336             3,966
Franklin Small Cap Value
 Securities Fund                    130,064       177,390           (47,326)
Franklin Strategic Income
 Securities Fund                      5,912           294             5,618
Mutual Shares Securities Fund       187,960       183,023             4,937
Templeton Developing Markets
 Securities Fund                        105           264              (159)
Templeton Growth Securities
 Fund                                43,050         1,735            41,315
Mutual Discovery Securities
 Fund                               100,291         2,616            97,675
Hartford Advisers HLS Fund        2,022,473     3,829,070        (1,806,597)
Hartford Total Return Bond
 HLS Fund                         4,295,365     2,923,336         1,372,029
Hartford Capital Appreciation
 HLS Fund                         2,120,544     2,210,597           (90,053)
Hartford Dividend and Growth
 HLS Fund                         2,432,534     2,414,006            18,528
Hartford Global Advisers HLS
 Fund                                    --       132,003          (132,003)
Hartford Global Leaders HLS
 Fund                                    --        57,752           (57,752)
Hartford Global Technology
 HLS Fund                                --        20,013           (20,013)
Hartford Disciplined Equity
 HLS Fund                           697,580     1,069,912          (372,332)
Hartford Growth Opportunities
 HLS Fund                           123,684       252,749          (129,065)
Hartford Index HLS Fund           2,125,958     4,741,300        (2,615,342)
Hartford International Small
 Company HLS Fund                   139,673       100,159            39,514
Hartford International
 Opportunities HLS Fund           1,601,806     1,157,386           444,420
Hartford MidCap HLS Fund          2,271,280     2,395,919          (124,639)
Hartford MidCap Value HLS
 Fund                               163,916        75,721            88,195
Hartford Money Market HLS
 Fund                            40,821,439    40,129,312           692,127
Hartford Mortgage Securities
 HLS Fund                           560,183       567,445            (7,262)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                             2,762,695     3,476,014          (713,319)
Hartford Stock HLS Fund           2,440,635     3,134,279          (693,644)
Hartford Value Opportunities
 HLS Fund                           182,372       412,012          (229,640)
Lord Abbett America's Value
 Portfolio                           55,562         2,103            53,459
Lord Abbett Growth and Income
 Portfolio                           63,617         5,252            58,365
MFS Investors Trust Series              833            46               787
MFS New Discovery Series             23,450        16,313             7,137
MFS Total Return Series             263,566       155,074           108,492
Core Plus Fixed Income                5,309         1,923             3,386
Emerging Markets Debt                   220            63               157
Emerging Markets Equity                  18            13                 5
High Yield                              377           109               268
U.S. Mid Cap Value                    3,990         2,279             1,711
Focus Growth Portfolio                1,545           202             1,343
Balanced Growth                         209            54               155
Flexible Income                         341           102               239
Dividend Growth                         531           153               378
Money Market                         30,012        76,118           (46,106)
Equally-Weighted S&P 500                435         2,535            (2,100)
Oppenheimer Capital
 Appreciation Fund/VA               226,664        17,080           209,584
Oppenheimer Global Securities
 Fund/VA                             76,540        13,202            63,338
Oppenheimer Main Street
 Fund/VA                              8,104           612             7,492
Putnam VT Diversified Income
 Fund                                    57         8,767            (8,710)
Putnam VT Global Asset
 Allocation Fund                         --        13,244           (13,244)
Putnam VT Global Equity Fund         69,633       112,689           (43,056)
Putnam VT Growth and Income
 Fund                                66,750        90,807           (24,057)
Putnam VT Health Sciences
 Fund                                   226        19,959           (19,733)
Putnam VT High Yield Fund            88,309       109,975           (21,666)
Putnam VT Income Fund               103,026        60,472            42,554
Putnam VT International
 Growth and Income Fund                  51        35,847           (35,796)
Putnam VT International
 Equity Fund                        150,160       195,170           (45,010)
Putnam VT International New
 Opportunities Fund                      --        16,399           (16,399)
Putnam VT Investors Fund                 --        17,619           (17,619)
Putnam VT Money Market Fund              --        59,471           (59,471)
Putnam VT New Opportunities
 Fund                                60,964        56,798             4,166
Putnam VT New Value Fund                246        13,017           (12,771)
Putnam VT OTC & Emerging
 Growth Fund                            434        30,235           (29,801)
Putnam VT Small Cap Value
 Fund                                48,193        12,940            35,253
Putnam VT The George Putnam
 Fund of Boston                          --        10,521           (10,521)
Putnam VT Utilities Growth
 and Income Fund                         --        13,826           (13,826)
Putnam VT Vista Fund                    807        31,597           (30,790)
Putnam VT Voyager Fund               78,525       143,421           (64,896)
Putnam VT Capital
 Opportunities Fund                  31,447        13,206            18,241
Putnam VT Equity Income Fund         22,025        14,207             7,818
Growth and Income                     4,702         2,131             2,571
Van Kampen LIT Comstock             332,306        20,121           312,185

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                            2,171            21             2,150
AIM V.I. Capital Appreciation
 Fund                                 2,760            61             2,699
AIM V.I. Mid Cap Core Equity
 Fund                               180,148        45,394           134,754
AIM V.I. Premier Equity Fund          6,137         1,731             4,406
AIM V.I. Small Cap Equity
 Fund                                 1,579            33             1,546
American Funds Asset
 Allocation Fund                    592,138       147,595           444,543
American Funds Blue Chip
 Income and Growth Fund             292,081       132,584           159,497
American Funds Bond Fund            581,782       365,795           215,987
American Funds Global Growth
 Fund                             3,700,766     1,800,518         1,900,248
American Funds Growth Fund       18,616,464    10,921,092         7,695,372
American Funds Growth-Income
 Fund                            11,088,761     8,668,422         2,420,339
American Funds International
 Fund                               498,369       167,884           330,485
American Funds New World Fund       316,494       163,542           152,952
American Funds Global Small
 Capitalization Fund              3,352,557     2,428,627           923,930
Fidelity VIP Asset Manager
 Portfolio                               --       253,259          (253,259)
Fidelity VIP Equity-Income
 Portfolio                        1,459,176     1,222,428           236,748
Fidelity VIP Contrafund
 Portfolio                           60,738           233            60,505
Fidelity VIP Overseas
 Portfolio                               --       220,702          (220,702)
Fidelity VIP Mid Cap
 Portfolio                           62,905           290            62,615
Franklin Small-Mid Cap Growth
 Securities Fund                        712           276               436
Franklin Small Cap Value
 Securities Fund                    226,024       239,096           (13,072)
Franklin Strategic Income
 Securities Fund                        292           106               186
Mutual Shares Securities Fund       243,384        61,601           181,783
Templeton Developing Markets
 Securities Fund                        173            40               133
Templeton Growth Securities
 Fund                                 1,428           252             1,176
Hartford Advisers HLS Fund        3,136,062     4,017,154          (881,092)
Hartford Total Return Bond
 HLS Fund                         5,886,374     3,457,400         2,428,974
Hartford Capital Appreciation
 HLS Fund                         3,165,796     3,094,207            71,589
Hartford Dividend and Growth
 HLS Fund                         3,087,726     2,452,322           635,404
Hartford Global Advisers HLS
 Fund                                    32       100,582          (100,550)
Hartford Global Leaders HLS
 Fund                                44,744        52,242            (7,498)
Hartford Global Technology
 HLS Fund                                --       111,344          (111,344)
Hartford Disciplined Equity
 HLS Fund                         1,066,083     1,073,805            (7,722)
Hartford Growth Opportunities
 HLS Fund                           243,628        76,793           166,835
Hartford Index HLS Fund           2,414,865     2,579,649          (164,784)
Hartford International Small
 Company HLS Fund                   237,688       148,623            89,065
Hartford International
 Opportunities HLS Fund           1,968,060     1,690,523           277,537
Hartford MidCap HLS Fund          2,394,244     3,315,806          (921,562)
Hartford MidCap Value HLS
 Fund                               178,919       187,303            (8,384)
Hartford Money Market HLS
 Fund                            37,259,305    43,175,030        (5,915,725)
Hartford Mortgage Securities
 HLS Fund                           618,218       675,081           (56,863)
Hartford Small Company HLS
 Fund                             2,781,454     2,331,524           449,930
Hartford Stock HLS Fund           2,763,631     3,409,814          (646,183)
Hartford Value Opportunities
 HLS Fund                           527,669       238,141           289,528
Lord Abbett America's Value
 Portfolio                            5,039            51             4,988
Lord Abbett Growth and Income
 Portfolio                           13,419         1,535            11,884

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
MFS Investors Trust Series              577             2               575
MFS New Discovery Series             41,416        43,281            (1,865)
MFS Total Return Series             583,924       208,753           375,171
Core Plus Fixed Income                4,187           711             3,476
Emerging Markets Debt                   250            64               186
Emerging Markets Equity                  26            15                11
High Yield                              388           110               278
U.S. Mid Cap Value                    1,909           652             1,257
American Opportunities                  228           165                63
Balanced Growth                         282           110               172
Flexible Income                         351           102               249
Dividend Growth                         624           212               412
Money Market                         37,474        21,313            16,161
Equally-Weighted S&P 500                576           407               169
Oppenheimer Capital
 Appreciation Fund/VA                    31             1                30
Oppenheimer Global Securities
 Fund/VA                             10,739           192            10,547
Oppenheimer Main Street
 Fund/VA                                966             9               957
Putnam VT Diversified Income
 Fund                                    --        12,011           (12,011)
Putnam VT Global Asset
 Allocation Fund                         --         4,509            (4,509)
Putnam VT Global Equity Fund        108,004       114,159            (6,155)
Putnam VT Growth and Income
 Fund                                93,605       115,623           (22,018)
Putnam VT Health Sciences
 Fund                                   127        36,237           (36,110)
Putnam VT High Yield Fund            98,797       100,861            (2,064)
Putnam VT Income Fund               101,460       104,860            (3,400)
Putnam VT International
 Growth and Income Fund               1,840        13,427           (11,587)
Putnam VT International
 Equity Fund                        177,982       182,115            (4,133)
Putnam VT International New
 Opportunities Fund                   2,079         8,719            (6,640)
Putnam VT Investors Fund                190        41,995           (41,805)
Putnam VT Money Market Fund              --        26,730           (26,730)
Putnam VT New Opportunities
 Fund                                66,626       106,699           (40,073)
Putnam VT New Value Fund                 --        90,567           (90,567)
Putnam VT OTC & Emerging
 Growth Fund                             --        61,591           (61,591)
Putnam VT Small Cap Value
 Fund                                13,190           336            12,854
Putnam VT The George Putnam
 Fund of Boston                          69        37,796           (37,727)
Putnam VT Utilities Growth
 and Income Fund                         --        25,954           (25,954)
Putnam VT Vista Fund                     --        23,547           (23,547)
Putnam VT Voyager Fund              100,551       192,842           (92,291)
Putnam VT Capital
 Opportunities Fund                  22,602         9,586            13,016
Putnam VT Equity Income Fund         56,687        14,339            42,348
Growth and Income                     4,157           880             3,277
Van Kampen LIT Comstock              24,078           185            23,893

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges          107,193    $12.314196      $1,319,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges          216,593     11.480951       2,486,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,150     10.053255          21,612
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges          200,803     11.261514       2,261,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,699     10.594074          28,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges           12,909     14.507758         187,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges          215,235     15.522798       3,341,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          226,372     13.954120       3,158,816
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           91,618     12.966631       1,187,976
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           16,226     11.392463         184,858
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges           --              0.04%             23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges           --              0.05%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges           --              0.11%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.41%              5.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges           --              1.62%             15.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2006  Lowest contract charges           --              0.95%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.64%              7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.18%             13.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges           15,182    $12.253694        $186,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,546     10.434113          16,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2006  Lowest contract charges           19,393     12.010285         232,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006  Lowest contract charges        1,551,138     14.994647      23,258,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,275,272     13.077484      16,677,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          830,729     11.982388       9,954,118
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          278,663     11.059916       3,081,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges          767,714     16.027025      12,304,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          632,933     13.649702       8,639,342
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          473,436     12.728640       6,026,200
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          195,550     11.598516       2,268,094
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006  Lowest contract charges           --              2.45%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.54%              9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.61%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.86%             10.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges           --              1.13%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.01%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.67%              9.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              15.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges          972,034    $11.857928     $11,526,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          685,531     11.083750       7,598,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          469,544     10.910455       5,122,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          157,942     10.320517       1,630,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges       12,565,002      1.495637      18,792,683
    Highest contract charges                 --     17.724480               9
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,133,082      1.241944      13,826,665
    Highest contract charges                  6     14.718054              84
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,232,828      1.088710      10,051,872
    Highest contract charges                 12     12.902130             150
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,637,190      0.959325       7,326,548
    Highest contract charges                  8     11.368863              91
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,777,873      0.709176       1,970,001
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges       56,102,417      1.179431      66,168,930
    Highest contract charges             14,097     14.828943         209,041
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       53,419,520      1.070088      57,163,587
    Highest contract charges              7,181     13.454264          96,609
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       45,726,060      0.920977      42,112,650
    Highest contract charges              5,269     11.579473          61,014
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       31,167,773      0.818667      25,516,028
    Highest contract charges              3,240     10.293163          33,350
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       14,482,130      0.598421       8,666,411
    Highest contract charges                184      7.523911           1,387
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges           --              3.86%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.39%              1.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.02%              5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --               3.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --              0.98%             20.43%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.65%             14.08%
    Highest contract charges             --              0.71%             14.08%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.42%             13.49%
    Highest contract charges             --              0.24%             13.49%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.30%             35.27%
    Highest contract charges             --                --              35.27%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.83%            (14.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges           --              0.83%             10.22%
    Highest contract charges             --              0.98%             10.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.74%             16.19%
    Highest contract charges             --              0.75%             16.19%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.20%             12.50%
    Highest contract charges             --              0.19%             12.50%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.15%             36.81%
    Highest contract charges             --              0.18%             36.81%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.05%            (24.45)%
    Highest contract charges             --              0.07%            (24.76)%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges       44,422,779     $1.459565     $64,837,933
    Highest contract charges             11,219     14.209615         159,415
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       42,523,725      1.266953      53,875,562
    Highest contract charges              4,773     12.334477          58,877
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       40,103,868      1.197136      48,009,785
    Highest contract charges              4,291     11.654792          50,011
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       29,235,666      1.084618      31,709,529
    Highest contract charges              2,659     10.559346          28,077
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       17,486,908      0.819043      14,322,529
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges            7,433     18.998340         141,217
    Highest contract charges          1,293,111     21.656876      28,004,737
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,617     15.967935          57,760
    Highest contract charges          1,052,800     18.202405      19,163,499
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            2,664     13.142052          35,011
    Highest contract charges            723,268     14.981085      10,835,340
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,585     11.014339          17,458
    Highest contract charges            382,169     12.555634       4,798,380
    Remaining contract charges               --            --              --
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges          388,756     23.629455       9,186,092
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          329,944     17.820884       5,879,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          176,992     14.760130       2,612,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           29,080     12.424553         361,311
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2006  Lowest contract charges           --              1.62%             15.20%
    Highest contract charges             --              2.09%             15.20%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.38%              5.83%
    Highest contract charges             --              1.39%              5.83%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.98%             10.37%
    Highest contract charges             --              0.96%             10.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.25%             32.43%
    Highest contract charges             --              1.77%             32.43%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.41%            (18.34)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2006  Lowest contract charges           --              2.04%             18.98%
    Highest contract charges             --              1.76%             18.98%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.62%             21.50%
    Highest contract charges             --              1.66%             21.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.41%             19.32%
    Highest contract charges             --              1.62%             19.32%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.79%             34.85%
    Highest contract charges             --              2.11%             25.56%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges           --              1.44%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.26%             20.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.49%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              24.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges       7,268,622     $2.032992     $14,777,050
    Highest contract charges                --     21.945843               6
    Remaining contract charges              --            --              --
 2005  Lowest contract charges       7,793,881      1.638805      12,772,651
    Highest contract charges                 3     17.690683              50
    Remaining contract charges              --            --              --
 2004  Lowest contract charges       6,869,948      1.307366       8,981,536
    Highest contract charges                 6     14.112968              81
    Remaining contract charges              --            --              --
 2003  Lowest contract charges       5,760,402      1.081533       6,230,065
    Highest contract charges                 4     11.675119              47
    Remaining contract charges              --            --              --
 2002  Lowest contract charges       1,678,833      0.704466       1,182,681
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2006  Lowest contract charges       1,146,739      2.273295       2,606,876
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges       1,494,842      2.118302       3,166,526
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges       1,748,101      2.035964       3,559,071
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges       2,026,030      1.930394       3,911,037
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2002  Lowest contract charges       2,089,913      1.636274       3,419,670
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges           --              0.45%             24.05%
    Highest contract charges             --              0.54%             24.05%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.90%             25.35%
    Highest contract charges             --              1.03%             25.35%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              20.88%
    Highest contract charges             --                --              20.88%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.53%             53.53%
    Highest contract charges             --                --              53.53%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.70%            (19.05)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2006  Lowest contract charges           --              2.79%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.77%              4.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.79%              5.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.30%             17.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.75%             (8.73)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2006  Lowest contract charges          26,165    $12.458100        $325,969
    Highest contract charges         7,043,554      3.297550      23,226,472
    Remaining contract charges              --            --              --
 2005  Lowest contract charges           5,125     10.387944          53,236
    Highest contract charges         7,376,427      2.743539      20,237,514
    Remaining contract charges              --            --              --
 2004  Lowest contract charges       7,144,804      2.591536      18,516,017
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges       6,921,957      2.323637      16,084,115
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2002  Lowest contract charges       5,986,902      1.782890      10,673,988
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2006  Lowest contract charges         316,428     11.911647       3,769,185
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges          60,505     10.689654         646,782
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges         463,703      2.539150       1,177,413
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges         525,821      2.150376       1,130,712
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges         746,523      1.806348       1,348,480
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges       1,762,564      1.589607       2,801,784
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2002  Lowest contract charges       2,702,585      1.108757       2,996,510
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges         183,803     11.950350       2,196,507
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges          62,615     10.631702         665,699
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2006  Lowest contract charges           --              3.17%             19.93%
    Highest contract charges             --              3.33%             20.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.88%
    Highest contract charges             --              1.56%              5.87%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.48%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.70%             30.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.54%            (16.95)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2006  Lowest contract charges           --              1.13%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges           --              0.88%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.75%             19.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.69%             13.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.87%             43.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.68%            (20.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges           --              0.07%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges         197,493    $11.443038      $2,259,923
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges           6,533     12.618034          82,435
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges           2,567     11.608814          29,798
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges           2,131     11.078548          23,612
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges           1,471      9.938185          14,617
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2006  Lowest contract charges         380,323     19.163059       7,288,158
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges         427,649     16.381351       7,005,476
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges         440,721     15.061082       6,637,740
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges          43,401     12.170997         528,232
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges           6,329     15.163760          95,971
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2005  Lowest contract charges             711     13.975151           9,938
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2004  Lowest contract charges             525     13.737429           7,208
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
 2003  Lowest contract charges             282     12.486991           3,520
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges           --              0.48%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2006  Lowest contract charges           --                --               8.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              11.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              37.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2006  Lowest contract charges           --              0.69%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.71%              8.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             23.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              21.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2006  Lowest contract charges           --              7.30%              8.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              5.15%              1.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.91%             10.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              6.90%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                    4,892      $15.916691           $77,870
    Highest contract charges                    492,868       16.767268         8,264,057
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    4,611       13.445436            62,001
    Highest contract charges                    488,212       14.163953         6,915,005
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    3,115       12.162024            37,886
    Highest contract charges                    307,925       12.811952         3,945,115
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    1,504       10.798029            16,245
    Highest contract charges                     77,967       11.375095           886,884
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                      107        8.628238               920
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                      384       28.518907            10,937
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      543       22.205212            12,051
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                      410       17.380853             7,125
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                      237       13.923231             3,305
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                    4,552       16.032175            72,981
    Highest contract charges                     41,042       11.681704           479,436
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    4,279       13.161858            56,314
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    3,103       12.090285            37,521
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                      616       10.420321             6,415
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                      219        7.886125             1,725
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                  --               1.27%              18.38%
    Highest contract charges                    --               1.43%              18.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.90%              10.55%
    Highest contract charges                    --               0.87%              10.55%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.77%              12.63%
    Highest contract charges                    --               0.83%              12.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.87%              25.15%
    Highest contract charges                    --                 --               13.75%
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --                 --              (13.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2006  Lowest contract charges                  --               1.06%              28.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.44%              27.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.97%              24.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.60%              53.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                  --               1.20%              21.81%
    Highest contract charges                    --               0.07%              16.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.17%               8.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.18%              16.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.21%              32.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --                 --              (21.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                   97,675      $11.432675        $1,116,692
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges               14,861,332        3.195934        47,495,835
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               16,667,929        2.886947        48,119,426
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               17,549,021        2.692139        47,244,405
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               18,064,588        2.594991        46,877,442
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges               16,340,396        2.190023        35,785,844
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges               19,625,945        2.362266        46,361,704
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               18,253,916        2.254006        41,144,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               15,824,942        2.200121        34,816,788
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               15,708,985        2.102885        33,034,189
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges               11,898,226        1.949909        23,200,458
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                  --               0.49%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                  --               2.33%              10.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.28%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.08%               3.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               2.49%              18.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --               3.06%             (13.79)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                  --               5.12%               4.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.70%               2.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.61%               4.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               3.94%               7.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --               3.94%              10.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges               16,225,500       $6.569283      $106,589,899
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               16,315,553        5.633312        91,910,603
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               16,243,964        4.875404        79,195,890
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               14,965,640        4.084473        61,126,752
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges               13,685,122        2.868780        39,259,605
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges               12,207,547        4.068371        49,664,830
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               12,189,019        3.380148        41,200,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               11,553,615        3.190025        36,856,320
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               10,614,985        2.837561        30,120,666
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                8,920,217        2.237882        19,962,394
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                  249,805        1.533670           383,119
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  381,808        1.409162           538,030
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  482,358        1.363233           657,568
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  784,196        1.209099           948,171
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2002  Lowest contract charges                1,355,295        0.988953         1,340,323
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                  --               1.39%              16.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.97%              15.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.36%              19.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.66%              42.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --               0.69%             (19.70)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                  --               1.79%              20.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.94%               5.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.46%              12.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.68%              26.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --               1.61%             (14.23)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                  --               2.85%               8.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.60%               3.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.02%              12.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.53%              22.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2002  Lowest contract charges                  --               0.05%              (8.95)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges          390,515     $1.292115        $504,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          448,267      1.131997         507,437
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          455,765      1.103429         502,904
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          563,802      0.925806         521,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          777,912      0.682881         531,222
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2006  Lowest contract charges          161,841      0.908928         147,101
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          181,854      0.823643         149,784
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          293,198      0.740995         217,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          476,884      0.731126         348,662
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          301,422      0.452718         136,459
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges        5,576,650      1.534766       8,558,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        5,948,982      1.364817       8,119,271
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        5,956,704      1.280563       7,627,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        6,288,969      1.181232       7,428,731
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        5,601,509      0.916970       5,136,415
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges           --              0.77%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.82%              2.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.52%             19.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.39%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.66%            (19.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2006  Lowest contract charges           --                --              10.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.28%             11.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               1.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              61.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (38.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges           --              1.11%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.18%              6.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.10%              8.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.30%             28.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.40%            (24.65)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges          290,708    $18.435854      $5,359,453
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          419,773     16.452771       6,906,421
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          252,938     14.145761       3,578,006
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          193,973     12.071320       2,341,513
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges       15,178,410      3.764477      57,138,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       17,793,752      3.260543      58,017,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       17,958,536      3.120058      56,031,672
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       18,735,804      2.826298      52,952,965
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       17,391,449      2.205769      38,361,520
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges          227,007     23.147960       5,254,752
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          187,493     17.897193       3,355,604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           98,428     15.090922       1,485,376
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           38,766     12.902318         500,177
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges           --              0.64%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.28%             16.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              17.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              20.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges           --              1.63%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.92%              4.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.27%             10.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.45%             28.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.17%            (22.45)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges           --              2.01%             29.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.68%             18.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              16.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.25%             29.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges        6,770,389     $2.945663     $19,943,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,325,969      2.366771      14,972,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,048,432      2.064885      12,489,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        5,357,506      1.748699       9,368,665
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        4,337,246      1.313864       5,698,551
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges       12,430,288      3.634263      45,174,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       12,554,927      3.252335      40,832,830
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       13,476,489      2.784937      37,531,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       14,126,383      2.391809      33,787,610
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       11,631,447      1.737334      20,207,709
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges          389,682     18.998199       7,403,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          301,487     16.116626       4,858,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          309,871     14.653166       4,540,597
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           85,381     12.599619       1,075,773
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges           --              2.77%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              14.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.78%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.09%             33.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.99%            (17.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.40%             16.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.27%             16.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.27%             37.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.13%            (14.22)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges           --              1.03%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.62%              9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.10%             16.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              26.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges       26,235,479     $1.675089     $43,946,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       25,543,352      1.599845      40,865,404
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       31,459,077      1.555598      48,937,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       32,680,540      1.541051      50,362,379
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       36,710,827      1.529607      56,153,138
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2006  Lowest contract charges        3,056,711      2.139020       6,538,364
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        3,063,973      2.043515       6,261,275
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        3,120,836      1.996349       6,230,277
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        3,479,601      1.917343       6,671,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        2,754,424      1.874447       5,163,021
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges        9,649,785      2.228805      21,507,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       10,363,104      1.947811      20,185,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,913,174      1.609664      15,956,879
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       10,332,156      1.434873      14,825,331
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        7,767,974      0.920563       7,150,910
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.76%              2.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.93%              0.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.75%              0.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.44%              1.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2006  Lowest contract charges           --             10.38%              4.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              4.09%              2.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.79%              4.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.06%              2.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.39%              8.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges           --              0.19%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              21.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              12.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              55.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (30.23)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges       14,846,605     $3.846378     $57,105,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       15,540,249      3.354778      52,134,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       16,186,432      3.060365      49,536,391
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       16,244,834      2.937881      47,725,388
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       15,156,551      2.322928      35,207,576
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges          415,773     18.873752       7,847,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          645,413     15.857149      10,234,402
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          355,885     14.638700       5,209,692
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           77,375     12.314438         952,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges           58,447     11.466028         670,159
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,988     10.009346          49,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges           70,249     12.161720         854,345
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           11,884     10.370449         123,245
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges           --              1.34%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.88%              9.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.10%              4.17%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.27%             26.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.05%            (24.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges           --              0.98%             19.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.56%              8.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.24%             18.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges           --              4.33%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --             14.51%              0.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges           --              2.20%             17.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              6.99%              3.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges            1,362    $11.794638         $16,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              575     10.438310           6,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges           37,054     15.380400         569,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           29,917     13.585071         406,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           31,782     12.907985         410,237
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            7,857     12.118057          95,216
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges            2,918     13.751051          40,131
    Highest contract charges            682,204     13.801173       9,415,212
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,350     12.289340          28,882
    Highest contract charges            574,280     12.334140       7,083,244
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            1,689     11.952373          20,185
    Highest contract charges            199,770     11.995951       2,396,428
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              913     10.736851           9,806
    Highest contract charges             84,325     10.776006         908,691
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charges           --              0.42%             12.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges           --                --              13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               5.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               6.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              21.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges           --              2.45%             11.89%
    Highest contract charges             --              2.26%             11.89%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.14%              2.82%
    Highest contract charges             --              1.36%              2.82%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.48%             11.32%
    Highest contract charges             --              1.37%             11.32%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              16.32%
    Highest contract charges             --                --               7.76%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
CORE PLUS FIXED INCOME
 2006  Lowest contract charges           15,488    $12.670659        $196,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,102     12.214904         147,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            8,626     11.720993         101,107
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,667     11.230495          29,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges              137     10.732654           1,474
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
EMERGING MARKETS DEBT
 2006  Lowest contract charges              785     18.051990          14,172
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              628     16.291366          10,233
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              442     14.513393           6,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              231     13.186557           3,049
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
EMERGING MARKETS EQUITY
 2006  Lowest contract charges              306     27.459996           8,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              301     20.022952           6,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              290     14.958972           4,339
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              271     12.150534           3,296
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
CORE PLUS FIXED INCOME
 2006  Lowest contract charges           --              3.92%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.79%              4.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.91%              4.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.10%              4.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              7.33%              7.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
EMERGING MARKETS DEBT
 2006  Lowest contract charges           --              8.77%             10.81%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.99%             12.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              7.31%             10.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              27.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
EMERGING MARKETS EQUITY
 2006  Lowest contract charges           --              0.75%             37.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.38%             33.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.65%             23.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              49.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HIGH YIELD
 2006  Lowest contract charges            1,500    $14.415896         $21,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,232     13.271696          16,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              954     13.132873          12,535
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              644     11.995127           7,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges               53      9.541983             503
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
U.S. MID CAP VALUE
 2006  Lowest contract charges            9,870     15.670671         154,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            8,159     12.983443         105,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,902     11.560565          79,788
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,168     10.088453          21,866
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges              125      7.129259             891
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FOCUS GROWTH PORTFOLIO
 2006  Lowest contract charges            3,471     11.567541          40,157
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HIGH YIELD
 2006  Lowest contract charges           --              8.06%              8.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.53%              1.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              6.33%              9.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              25.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --             20.10%             (4.58)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
U.S. MID CAP VALUE
 2006  Lowest contract charges           --              0.29%             20.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.34%             12.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.03%             14.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              41.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (28.71)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FOCUS GROWTH PORTFOLIO
 2006  Lowest contract charges           --                --               0.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges              568    $13.903418          $7,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              413     12.373392           5,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              241     11.468405           2,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              122     10.361510           1,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FLEXIBLE INCOME
 2006  Lowest contract charges            1,134     14.327634          16,249
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              895     13.557613          12,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              646     13.210952           8,528
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              362     12.391284           4,491
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
DIVIDEND GROWTH
 2006  Lowest contract charges            1,626     12.534113          20,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,248     11.293839          14,100
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              836     10.723827           8,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              459      9.926469           4,560
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
BALANCED GROWTH
 2006  Lowest contract charges           --              2.48%             12.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.14%              7.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.29%             10.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.83%             19.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FLEXIBLE INCOME
 2006  Lowest contract charges           --              6.22%              5.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              6.57%              2.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              8.27%              6.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              5.00%             13.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
DIVIDEND GROWTH
 2006  Lowest contract charges           --              1.11%             10.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.08%              5.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.63%              8.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.90%             27.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MONEY MARKET
 2006  Lowest contract charges           12,262    $10.884529        $133,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           58,368     10.431520         608,868
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           42,207     10.179182         429,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           33,861     10.117490         342,591
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges            8,657     10.077497          87,236
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges            1,318     15.782147          20,806
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,418     13.683109          46,767
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,249     12.720598          41,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,893     10.934590          20,697
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges              112      7.989207             897
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2006  Lowest contract charges          209,614     11.214030       2,350,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               30     10.414050             308
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2006  Lowest contract charges           73,885     12.570301         928,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           10,547     10.710592         112,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MONEY MARKET
 2006  Lowest contract charges           --              4.06%              4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.49%              2.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.60%              0.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.37%              0.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.59%              0.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
EQUALLY-WEIGHTED S&P 500
 2006  Lowest contract charges           --              0.84%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.78%              7.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.79%             16.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.69%             36.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (20.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2006  Lowest contract charges           --                --               7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2006  Lowest contract charges           --              0.69%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               7.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2006  Lowest contract charges            8,449    $11.893698        $100,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              957     10.364164           9,919
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2006  Lowest contract charges          131,458     20.819828       2,736,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          140,168     19.530112       2,737,505
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          152,179     18.910417       2,877,775
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          173,776     17.256953       2,998,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          180,764     14.348324       2,593,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2006  Lowest contract charges           30,144     28.694786         864,979
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           43,388     25.385139       1,101,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           47,897     23.680233       1,134,220
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           60,441     21.674078       1,310,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          102,899     17.760045       1,827,486
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2006  Lowest contract charges           --              0.62%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2006  Lowest contract charges           --              5.86%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.45%              3.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              9.48%              9.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              9.34%             20.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.32%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2006  Lowest contract charges           --              3.50%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.41%              7.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.38%              9.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.60%             22.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.79%            (12.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges          216,155    $29.800420      $6,441,522
    Highest contract charges              3,328     17.658324          58,763
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          259,184     24.129019       6,253,861
    Highest contract charges              3,355     14.331216          48,075
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          267,705     22.118357       5,921,201
    Highest contract charges                989     13.174300          13,028
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          283,222     19.412578       5,498,074
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          297,584     14.985684       4,459,494
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2006  Lowest contract charges           13,041     15.399391         200,819
    Highest contract charges            612,732     37.228527      22,811,121
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            9,762     13.285600         129,694
    Highest contract charges            640,068     32.040356      20,508,001
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,445     12.625543          81,378
    Highest contract charges            665,403     30.370460      20,208,598
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              686     11.362976           7,793
    Highest contract charges            733,970     27.270997      20,016,088
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          849,943     21.356598      18,151,885
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges           --              0.57%             23.50%
    Highest contract charges             --              0.39%             23.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.00%              9.09%
    Highest contract charges             --              0.79%              8.78%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.22%             13.94%
    Highest contract charges             --              1.68%             13.68%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.19%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.30%            (22.16)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2006  Lowest contract charges           --              1.34%             15.91%
    Highest contract charges             --              1.75%             16.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.33%              5.23%
    Highest contract charges             --              1.79%              5.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.33%             11.11%
    Highest contract charges             --              1.79%             11.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.63%
    Highest contract charges             --              2.17%             27.69%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              2.33%            (18.79)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges           75,673    $14.388482      $1,088,814
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           95,406     13.960596       1,331,922
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          131,516     12.300632       1,617,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          194,241     11.463412       2,226,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          283,075      9.649126       2,731,424
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges          428,790     25.143715      10,781,380
    Highest contract charges             56,441     13.775449         777,505
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          470,523     22.734033      10,696,875
    Highest contract charges             36,374     12.463889         453,356
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          485,910     21.972422      10,676,610
    Highest contract charges             23,051     12.089639         278,676
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          467,851     19.796707       9,261,907
    Highest contract charges              3,449     10.936633          37,718
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          381,287     15.605782       5,950,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INCOME FUND
 2006  Lowest contract charges          303,291     21.318359       6,465,659
    Highest contract charges             65,354     11.120988         726,802
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          299,154     20.337007       6,083,900
    Highest contract charges             26,937     10.640021         286,611
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          320,330     19.822044       6,349,595
    Highest contract charges              9,161     10.394738          95,231
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          345,789     18.928406       6,545,232
    Highest contract charges              1,375      9.953490          13,688
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          333,366     18.079459       6,027,077
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges           --              0.56%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.31%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.43%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.84%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.07%            (20.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges           --              7.67%             10.60%
    Highest contract charges             --              6.64%             10.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.04%              3.47%
    Highest contract charges             --              7.37%              3.10%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              7.94%             10.99%
    Highest contract charges             --              3.95%             10.54%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --             10.46%             26.86%
    Highest contract charges             --                --               9.37%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --             11.21%             (0.54)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INCOME FUND
 2006  Lowest contract charges           --              4.41%              4.83%
    Highest contract charges             --              2.96%              4.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.33%              2.60%
    Highest contract charges             --              1.52%              2.36%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.39%              4.72%
    Highest contract charges             --              1.90%              4.43%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.86%              4.70%
    Highest contract charges             --                --              (0.47)%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.11%              8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2006  Lowest contract charges          197,967    $20.691059      $4,096,136
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          233,763     16.212019       3,789,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          245,350     14.179491       3,478,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          350,995     11.688479       4,102,594
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          478,988      8.447396       4,046,199
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges           45,022     19.719498         887,816
    Highest contract charges            979,090     20.138797      19,717,685
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           34,283     15.439804         529,324
    Highest contract charges          1,034,839     15.728136      16,276,085
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           28,043     13.761280         385,904
    Highest contract charges          1,045,212     13.986237      14,618,585
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           10,024     11.843322         118,723
    Highest contract charges          1,107,330     12.006885      13,295,578
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,026,037      9.315833       9,558,393
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2006  Lowest contract charges           --              1.39%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.03%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.39%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.77%             38.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.63%            (13.67)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges           --                --              28.04%
    Highest contract charges             --              0.56%             27.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.52%             12.20%
    Highest contract charges             --              1.65%             12.45%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.14%             16.19%
    Highest contract charges             --              1.67%             16.49%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              28.89%
    Highest contract charges             --                --              18.43%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.95%            (17.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges           44,245    $17.128684        $757,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           60,644     13.548679         821,647
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           67,284     11.419666         768,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          110,240     10.050111       1,107,926
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          186,675      7.523083       1,404,375
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INVESTORS FUND
 2006  Lowest contract charges           92,763     12.236223       1,135,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          110,382     10.711383       1,182,339
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          152,187      9.824339       1,495,134
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          272,180      8.688642       2,364,877
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          571,679      6.827953       3,903,397
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges           --              1.56%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.88%             18.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.23%             13.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.57%             33.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.89%            (13.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INVESTORS FUND
 2006  Lowest contract charges           --              0.66%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.25%              9.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.79%             13.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.85%             27.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.41%            (23.68)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract charges          161,668     $1.662379        $268,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          221,139      1.588794         351,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          247,869      1.545717         383,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          425,287      1.531768         651,442
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        1,148,361      1.520209       1,745,748
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT NEW OPPORTUNITIES FUND
 2006  Lowest contract charges           11,697     15.175568         177,503
    Highest contract charges            365,885     24.472443       8,954,103
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            8,108     13.979089         113,337
    Highest contract charges            365,308     22.488065       8,215,063
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            7,414     12.708018          94,219
    Highest contract charges            406,075     20.383662       8,277,303
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              435     11.520422           5,015
    Highest contract charges            433,846     18.434963       7,997,936
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          514,552     13.891974       7,148,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract charges          133,284     21.678201       2,889,357
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          146,055     18.642121       2,722,777
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          236,622     17.564560       4,156,161
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          315,734     15.171400       4,790,130
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          549,686     11.418982       6,276,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract charges           --              4.48%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.73%              2.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.87%              0.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.78%              0.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              1.43%              1.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT NEW OPPORTUNITIES FUND
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.10%             10.00%
    Highest contract charges             --              0.36%             10.32%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              10.31%
    Highest contract charges             --                --              10.57%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              15.20%
    Highest contract charges             --                --              32.70%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (30.29)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract charges           --              1.26%             16.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.06%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.12%             15.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.78%             32.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              4.27%            (15.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2006  Lowest contract charges           94,658     $7.974374        $754,840
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          124,459      7.077526         880,862
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          186,050      6.548058       1,218,264
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          252,824      6.007790       1,518,917
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          379,358      4.419389       1,676,532
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2006  Lowest contract charges           48,107     11.801519         567,736
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,854     10.061432         129,333
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges           42,590     15.910698         677,633
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           53,111     14.177205         752,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           90,838     13.603625       1,235,733
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          136,507     12.540269       1,711,836
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          235,897     10.685893       2,520,767
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2006  Lowest contract charges           --                --              12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               8.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              35.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (32.06)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2006  Lowest contract charges           --              0.23%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges           --              2.72%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.43%              4.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.29%              8.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.11%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              2.07%             (8.57)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2006  Lowest contract charges           32,196    $31.688447      $1,020,255
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           46,022     24.890887       1,145,536
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           71,976     22.847531       1,644,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           91,329     18.747452       1,712,190
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          153,420     14.997690       2,300,940
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VISTA FUND
 2006  Lowest contract charges           79,512     13.629598       1,083,714
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          110,302     12.891632       1,421,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          133,849     11.461246       1,534,073
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          208,337      9.639100       2,008,181
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          482,163      7.224769       3,483,518
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2006  Lowest contract charges           --              3.22%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.34%              8.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.49%             21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.03%             25.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              3.46%            (23.83)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VISTA FUND
 2006  Lowest contract charges           --                --               5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              12.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              33.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (30.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges          532,959    $32.251178     $17,188,555
    Highest contract charges             27,627     13.125279         362,608
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          602,845     30.510819      18,393,309
    Highest contract charges             22,637     12.448612         281,798
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          705,150     28.800926      20,308,967
    Highest contract charges             12,623     11.778147         148,678
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          798,295     27.341904      21,826,917
    Highest contract charges              5,004     11.213819          56,115
    Remaining contract charges               --            --              --
 2002  Lowest contract charges          805,463     21.845647      17,595,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2006  Lowest contract charges           67,540     18.033203       1,217,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           49,299     15.651902         771,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           36,283     14.208783         515,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           28,901     12.028998         347,646
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges           89,879     15.934960       1,432,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           82,061     13.408382       1,100,310
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           39,713     12.708724         504,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           28,163     11.365596         320,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges           --              0.37%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%              5.94%
    Highest contract charges             --              0.49%              5.69%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.48%              5.34%
    Highest contract charges             --              0.33%              5.03%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.62%             25.16%
    Highest contract charges             --                --              12.14%
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --              0.86%            (26.34)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2006  Lowest contract charges           --              0.09%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              10.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.28%             18.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              8.36%             20.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges           --              1.15%             18.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%              5.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.12%             11.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.00%             13.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges           16,764    $15.133669        $253,706
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           14,193     13.049214         185,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           10,916     11.893431         129,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,574     10.421916          26,826
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges              110      8.162730             900
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest contract charges          336,078     12.045674       4,048,281
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           23,893     10.380228         248,013
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
GROWTH AND INCOME
 2006  Lowest contract charges           --              0.92%             15.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.70%              9.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.55%             14.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.49%             27.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2002  Lowest contract charges           --                --             (18.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest contract charges           --              0.39%             16.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.75% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $10.00 to $30.00 plus $0.03 to $0.05 per monthper $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Estate Protection Rider, Last Survivor Yearly Renewable Term Insurance, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.06 to $86.13 per $1,000 of the initial face amount.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(2)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(2)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 1 of the Registration Statement on Form S-6, File No. 333-67373, on April 13, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 18, to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
George R. Jay                   Chief Broker-Dealer Compliance Officer
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer,
                                Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
 Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 9, 2007
 Investment Officer, Director*

333-67373

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.